DOCUMENT AND ENTITY INFORMATION (USD $)	12 Months Ended
	Dec. 28, 2012	Mar. 08, 2013	Sep. 07, 2012
Document and Entity Information
Entity Registrant Name	INTERLINE BRANDS, INC./DE
Entity Central Index Key	0001292900
Document Type	S-1
Document Period End Date	Dec 28, 2012
Document Fiscal Period Focus	Q4
Document Fiscal Year Focus	2012
Amendment Flag	false
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		1,477,405
Entity Public Float			$ 0

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 28, 2012 Successor [Member]	Dec. 30, 2011 Predecessor [Member]
Current Assets:
Cash and cash equivalents	$ 17,505	$ 97,099
Accounts receivable - trade (net of allowance for doubtful accounts of $528 and $6,457)	157,537	128,383
Inventories	251,124	221,225
Prepaid expenses and other current assets	33,463	26,285
Income taxes receivable	16,174	1,123
Deferred income taxes	17,222	16,738
Total current assets	493,025	490,853
Property and equipment, net	61,769	57,728
Goodwill	508,088	344,478
Other intangible assets, net	476,888	134,377
Other assets	9,586	9,022
Total assets	1,549,356	1,036,458
Current Liabilities:
Accounts payable	113,603	109,438
Accrued expenses and other current liabilities	49,378	51,864
Accrued interest	18,230	2,933
Current portion of capital leases	521	669
Total current liabilities	181,732	164,904
Long-Term Liabilities:
Deferred income taxes	190,487	51,776
Long-term debt, net of current portion	813,994	300,000
Capital leases, net of current portion	226	726
Other liabilities	5,447	4,607
Total liabilities	1,191,886	522,013
Commitments and contingencies (see Note 16)
Senior preferred stock; $0.01 par value, 20,000,000 authorized; none outstanding as of December 30, 2011 (Predecessor)	0	0
Stockholders' Equity:
Common stock	15	335
Additional paid-in capital	385,932	599,923
Accumulated deficit	(28,444)	(59,150)
Accumulated other comprehensive (loss) income	(33)	1,688
Treasury stock, at cost,1,962,227 as of December 30, 2011 (Predecessor)	0	(28,351)
Total stockholders' equity	357,470	514,445
Total liabilities and stockholders' equity	$ 1,549,356	$ 1,036,458

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 28, 2012 Successor [Member]	Dec. 30, 2011 Predecessor [Member]
Accounts receivable - trade, allowance for doubtful accounts (in dollars)	$ 528	$ 6,457
Senior preferred stock, par value (in dollars per share)	$ 0	$ 0.01
Senior preferred stock, shares authorized (in shares)	0	20,000,000
Senior preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	2,500,000	100,000,000
Common stock, shares issued (in shares)	1,474,465	33,558,842
Common stock, shares outstanding (in shares)	1,474,465	31,596,615
Treasury stock, shares (in shares)	0	1,962,227

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, unless otherwise specified	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 28, 2012 Successor [Member]	Sep. 07, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Net sales	$ 404,593	$ 917,752	$ 1,249,484	$ 1,086,989
Cost of sales	256,349	584,033	787,017	672,745
Gross profit	148,244	333,719	462,467	414,244
Operating Expenses:
Selling, general and administrative expenses	115,533	255,409	354,754	318,820
Depreciation and amortization	12,837	17,707	23,739	20,240
Merger related expenses	39,641	19,049	0	0
Total operating expenses	168,011	292,165	378,493	339,060
Operating (loss) income	(19,767)	41,554	83,974	75,184
Loss on extinguishment of debt, net	0	(2,214)	0	(11,486)
Interest expense	(19,773)	(16,631)	(24,355)	(18,710)
Interest and other income	593	1,499	1,892	1,762
Total	(38,947)	24,208	61,511	46,750
Income tax (benefit) provision	(10,503)	11,384	23,837	18,829
Net income (loss) attributable to common stockholders	$ (28,444)	$ 12,824	$ 37,674	$ 27,921

CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended	4 Months Ended	2 Months Ended	3 Months Ended						4 Months Ended	9 Months Ended	12 Months Ended
	Sep. 28, 2012 Successor [Member]	Dec. 28, 2012 Successor [Member]	Dec. 28, 2012 Successor [Member]	Sep. 07, 2012 Predecessor [Member]	Jun. 29, 2012 Predecessor [Member]	Mar. 23, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Jul. 01, 2011 Predecessor [Member]	Apr. 01, 2011 Predecessor [Member]	Dec. 28, 2012 Predecessor [Member]	Sep. 07, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Net income	$ (24,714)	$ (3,730)	$ (28,444)	$ (3,662)	$ 9,021	$ 7,465	$ 8,553	$ 12,382	$ 9,856	$ 6,883		$ 12,824	$ 37,674	$ 27,921
Other comprehensive (loss) income, net of tax:
Foreign currency translation			(33)									303	(172)	367
Amortization of unrecognized loss on employee benefits			0									0	(5)	16
Unrealized loss on short- term investments			0									0	0	(1)
Other comprehensive (loss) income			(33)								(33)	303	(177)	382
Comprehensive (loss) income			$ (28,477)								$ (28,477)	$ 13,127	$ 37,497	$ 28,303

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Predecessor [Member]	Predecessor [Member] Common Stock [Member]	Predecessor [Member] Additional Paid-in Capital [Member]	Predecessor [Member] Retained Earnings [Member]	Predecessor [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Predecessor [Member] Treasury Stock [Member]	Successor [Member]	Successor [Member] Common Stock [Member]	Successor [Member] Additional Paid-in Capital [Member]	Successor [Member] Retained Earnings [Member]	Successor [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Successor [Member] Treasury Stock [Member]
Balance at Dec. 25, 2009	$ 451,735	$ 326	$ 576,747	$ (124,745)	$ 1,483	$ (2,076)
Balance (in shares) at Dec. 25, 2009		32,640,957
Share-based compensation	4,533		4,533
Issuance of common stock in lieu of director's fees	0	0
Issuance of common stock in lieu of director's fees (in shares)		2,051
Issuance of common stock from exercise of stock options	10,764	7	10,757
Issuance of common stock from exercise of stock options (in shares)		673,817
Issuance of common stock from vesting of restricted share units	0	0	0
Issuance of common stock from vesting of restricted units (in shares)		19,548
Excess tax benefits on stock options exercised and other vested share-based payments	994		994
Repurchases of common stock	(97)					(97)
Comprehensive income:
Net income	27,921			27,921
Amortization of unrecognized gain on employee benefits	16				16
Unrealized loss on short- term investments	(1)				(1)
Foreign currency translation	367				367
Total comprehensive income	28,303
Balance at Dec. 31, 2010	496,232	333	593,031	(96,824)	1,865	(2,173)
Balance (in shares) at Dec. 31, 2010		33,336,373
Comprehensive income:
Net income	6,883
Balance at Apr. 01, 2011
Balance at Dec. 31, 2010	496,232	333	593,031	(96,824)	1,865	(2,173)
Balance (in shares) at Dec. 31, 2010		33,336,373
Share-based compensation	5,935		5,935
Issuance of common stock from exercise of stock options	656	0	656
Issuance of common stock from exercise of stock options (in shares)		43,962
Issuance of common stock from vesting of restricted share units	0	2	(2)
Issuance of common stock from vesting of restricted units (in shares)		178,507
Excess tax benefits on stock options exercised and other vested share-based payments	303		303
Repurchases of common stock	(26,178)					(26,178)
Comprehensive income:
Net income	37,674			37,674
Amortization of unrecognized gain on employee benefits	(5)				(5)
Unrealized loss on short- term investments	0
Foreign currency translation	(172)				(172)
Total comprehensive income	37,497
Balance at Dec. 30, 2011	514,445	335	599,923	(59,150)	1,688	(28,351)
Balance (in shares) at Dec. 30, 2011		33,558,842
Balance at Sep. 30, 2011
Comprehensive income:
Net income	8,553
Balance at Dec. 30, 2011	514,445
Comprehensive income:
Net income	7,465
Balance at Mar. 23, 2012
Balance at Dec. 30, 2011	514,445	335	599,923	(59,150)	1,688	(28,351)
Balance (in shares) at Dec. 30, 2011		33,558,842
Share-based compensation	15,169		15,169
Issuance of common stock from exercise of stock options	2,188	2	2,186
Issuance of common stock from exercise of stock options (in shares)		156,297
Issuance of common stock from vesting of restricted share units	1	3	(2)
Issuance of common stock from vesting of restricted units (in shares)		253,839
Excess tax benefits on stock options exercised and other vested share-based payments	4,292		4,292
Repurchases of common stock	(1,450)					(1,450)
Comprehensive income:
Net income	12,824			12,824
Amortization of unrecognized gain on employee benefits	0
Unrealized loss on short- term investments	0
Foreign currency translation	303				303
Total comprehensive income	13,127
Balance at Sep. 07, 2012	547,772	340	621,568	(46,326)	1,991	(29,801)
Balance (in shares) at Sep. 07, 2012		33,968,978
Balance at Jun. 29, 2012
Comprehensive income:
Net income	(3,662)
Balance at Sep. 07, 2012	547,772
Capital contribution, net							374,534	14	374,520
Capital contribution, net (in shares)								1,468,763
Share-based compensation							9,958		9,958
Issuance of Common Stock							1,455	1	1,454
Issuance of Common Stock (in shares)								5,702
Comprehensive income:
Net income							(28,444)			(28,444)
Amortization of unrecognized gain on employee benefits							0
Unrealized loss on short- term investments							0
Foreign currency translation							(33)				(33)
Total comprehensive income	(28,477)						(28,477)
Balance at Dec. 28, 2012							357,470	15	385,932	(28,444)	(33)	0
Balance (in shares) at Dec. 28, 2012								1,474,465
Balance at Sep. 28, 2012
Comprehensive income:
Net income							(3,730)
Balance at Dec. 28, 2012							$ 357,470					$ 0

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 28, 2012 Successor [Member]	Sep. 07, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Cash Flows from Operating Activities:
Net income	$ (28,444)	$ 12,824	$ 37,674	$ 27,921
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	12,837	17,707	23,739	20,612
Amortization of deferred lease incentive obligation	(256)	(561)	(796)	(633)
Amortization of deferred debt financing costs	1,165	985	1,365	1,056
Amortization of discount on 8 1/8% senior subordinated notes	0	0	0	128
Amortization of OpCo Notes fair value adjustment	(1,006)	0	0	0
Loss on extinguishment of debt, net	0	2,214	0	11,486
Share-based compensation expense	9,958 [1]	15,169 [1]	5,935	4,533
Excess tax benefits from share-based compensation	0	(4,573)	(303)	(994)
Deferred income taxes	1,995	7,675	7,717	2,504
Provision for doubtful accounts	530	1,285	2,455	5,699
(Gain) loss on disposal of property and equipment	(83)	(125)	97	146
Other	(138)	(494)	(547)	203
Changes in assets and liabilities, net of businesses acquired:
Accounts receivable - trade	24,411	(29,986)	(4,299)	5,224
Inventories	(16,437)	5,631	(13,368)	(22,660)
Prepaid expenses and other current assets	(3,126)	964	2,529	(8,854)
Other assets	44	38	245	(111)
Accounts payable	10,669	(12,415)	9,480	7,509
Accrued expenses and other current liabilities	(9,643)	8,797	382	2,514
Accrued interest	8,280	3,879	76	1,744
Income taxes	(6,372)	(4,048)	591	(1,456)
Other liabilities	(34)	(12)	(104)	4,189
Net cash (used in) provided by operating activities	4,350	24,954	72,868	60,760
Cash Flows from Investing Activities:
Acquisition of Interline Brands, Inc.	(825,717)	0	0	0
Purchases of property and equipment, net	(5,748)	(11,966)	(19,371)	(17,729)
Purchase of short-term investments	0	0	0	(2,955)
Proceeds from sales and maturities of short-term investments	0	0	100	4,334
Purchase of businesses, net of cash acquired	(82,500)	(3,278)	(9,695)	(54,781)
Net cash provided by (used in) investing activities	(913,965)	(15,244)	(28,966)	(71,131)
Cash Flows from Financing Activities:
Proceeds from equity contributions, net	350,886	0	0	0
Increase (decrease) in purchase card payable, net	1,289	(3,840)	5,536	(3,471)
Proceeds from issuance of HoldCo Notes	365,000	0	0	0
Repayment of term debt	0	0	0	(155,815)
Repayment of 8 1/8% senior subordinated notes	0	0	(13,358)	(137,323)
Proceeds from issuance of OpCo Notes	0	0	0	300,000
Proceeds from ABL Facility	217,500	0	0	0
Repayments on ABL Facility	(90,000)	0	0	0
Payment of tender premiums and expenses	0	0	0	(6,338)
Payment of debt issuance costs	(26,353)	(355)	(29)	(10,378)
Payments on capital lease obligations	(193)	(456)	(645)	(352)
Proceeds from issuance of common stock	1,454	0	0	0
Proceeds from stock options exercised	0	2,188	656	10,764
Excess tax benefits from share-based compensation	0	4,573	303	994
Purchases of treasury stock	0	(1,450)	(26,178)	(97)
Net cash provided by (used in) financing activities	819,583	660	(33,715)	(2,016)
Effect of exchange rate changes on cash and cash equivalents	(65)	133	(69)	145
Net (decrease) increase in cash and cash equivalents	(90,097)	10,503	10,118	(12,242)
Cash and cash equivalents at beginning of period	107,602	97,099	86,981	99,223
Cash and cash equivalents at end of period	17,505	107,602	97,099	86,981
Cash paid during the period for:
Interest	10,783	11,663	22,458	15,332
Income taxes, net of refunds	(5,853)	7,714	15,641	17,758
Schedule of Non-Cash Investing and Financing Activities:
Non-cash equity contribution from management and shareholders	23,648	0	0	0
Property acquired through lease incentives	93	0	475	2,493
Property acquired through capital leases	0	0	527	0
Adjustments to liabilities assumed and goodwill on businesses acquired	0	0	422	233
Contingent consideration associated with purchase of businesses	$ 0	$ 300	$ 125	$ 4,048

[1]	In connection with the Merger, total share-based compensation of $18.3 million was recognized and included in Merger related expenses in the consolidated statements of operations, $11.2 million of which was recorded in the Predecessor Period, and $7.0 million was recorded in the Successor Period.

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (Predecessor [Member])	Dec. 31, 2010
Predecessor [Member]
Stated interest rate (as a percent)	8.13%

DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION	12 Months Ended
Dec. 28, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Description of Business

Interline Brands, Inc., a Delaware corporation, and its subsidiaries (“Interline” or the “Company”) is a leading national distributor and direct marketer of broad-line maintenance, repair and operations (“MRO”) products into the facilities maintenance end-market. The Company sells plumbing, electrical, hardware, security, appliances, heating, ventilation and air conditioning (“HVAC”), janitorial and sanitation (“JanSan”) supplies and other MRO products. Interline’s diverse customer base of over 100,000 customers consists of institutions, such as educational, lodging, health care, and government facilities; multi-family housing, such as apartment complexes; and residential, such as professional contractors, and plumbing and hardware retailers. Interline's customers range in size from individual contractors and independent hardware stores to apartment management companies and national purchasing groups.

The Company markets and sells its products primarily through fourteen distinct and targeted brands. The Company utilizes a variety of sales channels, including a direct sales force, telesales representatives, a direct marketing program consisting of catalogs and promotional flyers, brand-specific websites and a national accounts sales program. The Company delivers its products through its network of distribution centers and professional contractor showrooms located throughout the United States, Canada and Puerto Rico, vendor managed inventory locations at large professional contractor and institutional customer locations and its dedicated fleet of trucks and third-party carriers. Through its broad distribution network, the Company is able to provide next-day delivery service to approximately 98% of the U.S. population and same-day delivery service to most major metropolitan markets in the U.S.

Interline Brands, Inc. is the holding company of the Interline group of businesses, including its principal operating subsidiary, Interline Brands, Inc., a New Jersey corporation (“Interline New Jersey”).

Basis of Presentation

On September 7, 2012 (the "Merger Date"), pursuant to an Agreement and Plan of Merger (the "Merger Agreement") dated as of May 29, 2012, Isabelle Holding Company Inc., a Delaware corporation (“Parent”), Isabelle Acquisition Sub Inc., a Delaware corporation and a wholly-owned subsidiary of Parent (“Merger Sub”, and together with Parent, the "Acquiring Parties"), merged with and into the Company (the “Merger”), with the Company surviving the Merger as a wholly-owned subsidiary of Parent. Immediately following the effective time of the Merger, Parent was merged with and into the Company, with the Company surviving (the "Second Merger"). Under the Merger Agreement, stockholders of the Company received $25.50 in cash for each share of Company common stock. The Merger was unanimously approved by Interline's Board of Directors and a majority of Interline's stockholders holding the outstanding shares of the common stock. See Note 3. Transactions for further information about the Merger Agreement. Prior to the Merger Date, the Company operated as a public company with its common stock traded on the New York Stock Exchange. As a result of the Merger, Interline's common stock became privately-held.

The Merger has been accounted for in accordance with accounting principles generally accepted in the United States of America ("US GAAP") for business combinations and accordingly, the Company's assets and liabilities were recorded using their fair values as of September 7, 2012.

Although the Company continued as the same legal entity after the Merger, since the financial statements are not comparable as a result of acquisition accounting, the accompanying consolidated financial statements are presented for two periods: the period prior to the Merger ("Predecessor") and the period subsequent to the Merger ("Successor").

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 28, 2012
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The consolidated financial statements include the accounts of Interline Brands, Inc. and all of its wholly-owned subsidiaries. These statements have been prepared in accordance with US GAAP. All intercompany balances and transactions have been eliminated in consolidation.

Fiscal Year

The Company operates on a 52-53 week fiscal year, which ends on the last Friday in December. As a result of the Merger that occurred on September 7, 2012, the 2012 fiscal year is comprised of two periods, the 16-week Successor period from September 8, 2012 through December 28, 2012, and the 36 week Predecessor period from December 31, 2011 through September 7, 2012. The fiscal year ended December 30, 2011 was a 52 week year. The fiscal year ended December 31, 2010 was a 53 week year. References herein to 2012, 2011 and 2010 are for the 2012 Successor and Predecessor periods, and the fiscal years ended December 30, 2011 and December 31, 2010, respectively.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates and assumptions.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Disclosure about how fair value is determined for assets and liabilities is based on a hierarchy established from the significant levels of inputs as follows:

Level 1	quoted prices in active markets for identical assets or liabilities;

Level 2	quoted prices in active markets for similar assets and liabilities and inputs that are observable for the asset or liability; or

Level 3	unobservable inputs, such as discounted cash flow models or valuations.

The determination of where assets and liabilities fall within this hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The fair value of cash and cash equivalents, accounts receivable, and accounts payable approximate the carrying amount because of the short maturities of these items.

The fair value of the Company’s ABL facility, OpCo Notes, and HoldCo Notes (as defined in Note 10. Debt) is determined by quoted market prices and other inputs that are observable for these liabilities, which are Level 2 inputs. The carrying amount and fair value of the ABL facility, OpCo Notes, and HoldCo Notes as of December 28, 2012 and December 30, 2011 were as follows (in thousands):

	Successor		Predecessor
	December 28, 2012		December 30, 2011
Description	Carrying Amount	Fair Value	Carrying Amount	Fair Value
ABL facility	$127,500	$127,636	$—	$—
OpCo Notes	$321,494	$322,500	$300,000	$310,500
HoldCo Notes	$365,000	$394,200	$—	$—

Foreign Currency Translation

Assets and liabilities of the Company's foreign subsidiaries, where the functional currency is the local currency, are translated into United States dollars at the year-end exchange rate. Revenues and expenses are translated using average exchange rates prevailing during the year.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and highly liquid investments that can be readily converted into cash or that have an original maturity of three months or less.

Concentrations of Credit Risk

Financial instruments, which potentially subject the Company to concentration of credit risk, consist principally of accounts receivable. The Company's accounts receivable are principally from facilities maintenance, professional contractor and specialty distributor customers in the United States and Canada. Concentration of credit risk with respect to accounts receivable is limited due to the large number of customers comprising the Company's customer base. The Company performs credit evaluations of its customers; however, the Company's policy is not to require collateral. As of December 28, 2012 and December 30, 2011, the Company had no significant concentrations of credit risk.

Allowance for Doubtful Accounts

The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make payments. The allowance for doubtful accounts is estimated using factors such as past collection history and general risk profile. Receivables are charged against the allowance for doubtful accounts when it is probable that the receivable will not be recovered.

Inventories

Inventories, consisting substantially of finished goods, are valued at the lower of cost or market. Inventory cost is determined using the weighted-average cost method. The Company adjusts inventory for excess and obsolete inventory and for the difference by which the cost of the inventory exceeds the estimated market value. In order to determine the adjustments, management reviews inventory quantities on hand, slow movement reports and sales history reports. Management estimates the required adjustment based on estimated demand for products and market conditions. To the extent historical results are not indicative of future results and if events occur that affect the Company's relationships with suppliers or the salability of their products, additional write-offs may be needed that will increase cost of sales and decrease inventory.

Vendor Rebates

Many of the Company's arrangements with its vendors provide for the Company to receive a rebate of a specified amount of consideration, payable to the Company when the Company achieves any of a number of measures, generally related to the volume level of purchases from its vendors. The Company accounts for such rebates as a reduction of the prices of the vendor's products and therefore as a reduction of inventory until it sells the product, at which time such rebates reduce cost of sales in the Company's statement of operations. Throughout the year, the Company estimates the amount of rebates earned based on estimated purchases to date relative to the purchase levels that mark the Company's progress toward earning the rebates. The Company continually revises these estimates to reflect actual rebates earned based on actual purchase levels.

Property and Equipment

Property and equipment purchased in the normal course of business is stated at cost, net of accumulated depreciation. Expenditures for additions, renewals and betterments are capitalized. Expenditures for maintenance and repairs are charged to expense as incurred. Property and equipment acquired in connection with acquisitions are recorded at amounts which approximate fair market value as of the date of the acquisition. Upon the retirement or disposal of assets, the cost and accumulated depreciation or amortization is eliminated from the accounts and the resulting gain or loss is credited or charged to operations.

Leasehold improvements and assets under capital leases are amortized, using the straight-line method, over the lesser of the estimated useful lives or the term of the lease. Lease incentive obligations accrued as a result of leasehold improvements are amortized as a decrease in rent expense over the life of the related leasehold improvements.

Depreciation and amortization, including assets under capital leases, is computed using the straight-line method based upon estimated useful lives of the assets as follows (in years):

Buildings	39	-	40
Machinery and equipment	2	-	7
Office furniture and equipment	3	-	7
Vehicles	2	-	5
Leasehold improvements	1	-	10

Costs of Computer Software Developed or Obtained for Internal Use

The Company capitalizes costs related to internally developed software and amortizes those costs over five years. Only costs incurred during the development stage, including design, coding, installation and testing are capitalized. These capitalized costs consist of both internal labor costs as well as third party contract costs directly associated with the software development. Upgrades or modifications that result in additional functionality are capitalized. Capitalized costs were $0.4 million for the period September 8, 2012 through December 28, 2012, $3.1 million for the period December 31, 2011 through September 7, 2012, $3.8 million for the fiscal year ended 2011 and $3.1 million for the fiscal year ended 2010. As of December 28, 2012 and December 30, 2011, there was $7.9 million and $7.3 million, respectively, of unamortized capitalized software costs. During 2012, 2011 and 2010, amortization expense associated with capitalized software costs was as follows (in thousands):

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
Amortization expense of capitalized software costs	$218	$2,387	$1,866	$1,850

Goodwill

Goodwill represents the excess of the cost of acquired companies over the fair value of their net assets. The Company performs a goodwill impairment analysis, using the two-step method, on an annual basis and whenever events or changes in circumstances indicate that the carrying value may not be recoverable. The Company has elected to perform its annual goodwill impairment test as of the last day of each fiscal year. The recoverability of goodwill is measured at the reporting unit level, which the Company has determined to be consistent with its operating segment, by comparing the reporting unit's carrying amount, including goodwill, to the fair market value of the reporting unit. The Company determines the fair market value of its reporting unit based on a weighting of both the present value of future projected cash flows (the “income approach”) and the use of comparative market multiples (the “market approach”). The market approach compares the Company's reporting unit to other comparable companies based on valuation multiples to arrive at fair value. The income approach is based on assumptions that are consistent with the Company's estimates of future cash flows. Due to the proximity of the Merger Date to the fiscal 2012 year-end, the prior transaction method was also used in the valuation of goodwill and other intangibles for the December 28, 2012 impairment evaluation. The Merger represented a third-party transaction at fair market value as assessed at the date of the transaction. The determination of whether goodwill has become impaired involves a significant level of judgment in the assumptions underlying the approach used to determine the value of the Company's reporting unit, including assumptions related to future growth rates, discount factors and tax rates, among other considerations. Changes in the Company's strategy or assumptions, environmental or other regulations, and/or operating, economic or market conditions could significantly impact these judgments. The Company monitors these conditions and other factors to determine if interim impairment tests are necessary in future periods. Changes in conditions that occur after the annual impairment analysis and that impact these assumptions may result in a future goodwill impairment charge, which could be material. The Company has not identified any impairment losses with respect to goodwill for any period presented.

Other Intangible Assets

Other intangible assets include amounts assigned to trademarks, customer lists and relationships, non-compete agreements and deferred debt issuance costs. Other intangibles are amortized over their useful lives, 7 to 19 years for customer lists and relationships, and over the term of the agreements for non-compete arrangements. Customer lists and relationships are amortized on either a straight-line or accelerated basis, depending on the characteristics of the asset at the beginning of its life. Deferred debt issuance costs are amortized as a component of interest expense over the term of the related debt using the effective interest method or a method that approximates the effective interest method. The Company has determined that its trademarks have indefinite lives and has elected to perform its annual impairment test on indefinite-lived assets as of the last day of each year. The Company has not identified any impairment losses with respect to trademarks for any period presented.

Impairment of Long-Lived Assets

The Company evaluates its long-lived assets for impairment on an annual basis or when an event occurs or circumstances change that would indicate that the fair value of the long-lived asset has fallen below its carrying amount. Such evaluations include an assessment of customer retention, cash flow projections and other factors the Company believes are relevant. The discounted future expected net cash flows of each identifiable asset are used to measure impairment losses. The determination of whether long-lived assets have become impaired involves a significant level of judgment in the assumptions underlying the approach used to determine the value of the long-lived asset. Changes in the Company's strategy or assumptions, environmental or other regulations, and/or market conditions could significantly impact these judgments. The Company monitors market conditions and other factors to determine if interim impairment tests are necessary. The Company has not identified any impairment losses with respect to long-lived assets for any period presented.

Risk Insurance

The Company has a $0.4 million self-insured retention per occurrence in connection with its workers' compensation and auto insurance policies (collectively “Risk Insurance”). The Company accrues its estimated cost in connection with its portion of its Risk Insurance losses using an actuarial methodology based on claims filed, historical development factors and an estimate of claims incurred but not yet reported. The Company does not discount its workers compensation reserve. Claims paid are charged against the reserve.

Taxes Collected and Remitted

The Company records non-income taxes collected from customers and remitted to governmental agencies on a net basis.

Revenue Recognition

The following four basic criteria must be met before the Company recognizes revenue:

•	persuasive evidence of an arrangement exists;

•	delivery has occurred or services have been rendered;

•	the price to the buyer is fixed or determinable; and

•	collectability is reasonably assured.

The Company recognizes a sale when the risk of loss has passed to the customer. For goods shipped by third party carriers, the Company recognizes revenue upon shipment since the terms are generally FOB shipping point. For goods delivered on the Company's dedicated fleet of trucks, the Company recognizes revenue upon delivery to the customer. Sales are recorded net of estimated discounts, rebates and returns. A portion of the Company's sales are delivered direct from the suppliers. These direct-shipment sales are recorded on a gross basis, with the corresponding cost of goods sold. The Company bills some shipping and handling costs to its customers and has included this amount in revenue. The Company provides product return and protection rights to certain customers. A provision is made for estimated product returns based on sales volumes and our experience. Actual returns have not varied materially from amounts provided historically.

Cost of Sales

Cost of sales includes merchandise costs less vendor rebates, freight-in and a portion of operating costs related to the activities of some of our regional replenishment centers.

Shipping and Handling Costs

Shipping and handling costs to customers have been included in selling, general and administrative expenses on the consolidated statements of operations. Shipping and handling costs were as follows (in thousands):

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
Shipping and handling costs	$18,800	$41,241	$59,671	$48,484

Advertising Costs

Costs of producing and distributing sales catalogs and promotional flyers are capitalized and charged to expense over the life of the related catalog and promotional flyers. Advertising expenses, net of co-op advertising, and co-op advertising was as follows (in thousands):

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
Advertising expenses, net of co-op advertising	$381	$867	$1,298	$1,232
Co-op advertising	$651	$1,796	$2,567	$2,747

Share-Based Compensation

For awards containing only service conditions, the Company recognizes share-based compensation cost on a straight-line basis over the expected vesting period or to the retirement eligibility date, if less than the vesting period. For awards with performance conditions, the Company recognizes share-based compensation cost on a straight-line basis for each performance criteria tranche over the implied service period when the Company believes it is probable that the performance targets, as defined in the agreements, will be achieved. In addition, the Company estimates the amount of expected forfeitures when calculating share-based compensation costs. See Note 14. Share-Based Compensation for more information.

Income Taxes

Taxes on income are provided using an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement carrying values and the tax bases of assets and liabilities that will result in taxable or deductible amounts in the future. Such deferred income tax asset and liability computations are based on enacted tax laws and rates applicable to periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

Accounting for income taxes requires the Company to exercise judgment in evaluating uncertain tax positions taken by the Company. The Company accounts for uncertainty in income taxes in accordance with US GAAP. The final outcome of these tax uncertainties is dependent upon various matters including tax examinations, legal proceedings, changes in regulatory tax laws, or interpretation of those tax laws, or expiration of statutes of limitation. The Company recognizes potential penalties and interest related to unrecognized tax benefits within its statements of operations as selling, general and administrative expenses and interest expense, respectively. To the extent penalties and interest are not assessed with respect to uncertain tax positions, amounts accrued will be reduced and reflected as a reduction of selling, general and administrative expenses and interest expense, respectively. See Note 18. Income Taxes for more information.

Segment Information

The Company has one operating segment and, therefore, one reportable segment, the distribution of MRO products into the facilities maintenance end-market. The Company’s revenues and assets outside the United States are not significant. The Company’s net sales by product category were as follows (in thousands):

	Successor	Predecessor
Product Category(1)	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
JanSan	$153,969	$333,389	$457,393	$310,849
Plumbing	84,086	195,911	275,557	266,145
Hardware, tools and fixtures	36,446	85,068	122,116	119,324
HVAC	35,662	89,542	121,531	127,183
Electrical and lighting	24,676	56,750	75,274	71,022
Appliances and parts	22,163	52,805	65,251	62,304
Security and safety	20,187	44,738	61,855	60,215
Other	27,404	59,549	70,507	69,947
Total	$404,593	$917,752	$1,249,484	$1,086,989
____________________

(1)	The Company continually refines its robust product classification groupings and, as a result, stock keeping units are periodically realigned within product categories.

Recently Issued Accounting Guidance

In July 2012, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2012-02, Intangibles - Goodwill and Other (Topic 350) ("ASU 2012-02"). The objective of the amendments in this ASU is to reduce the cost and complexity of performing an impairment test for indefinite-lived intangible assets by simplifying how an entity tests those assets for impairment and to improve consistency in impairment testing guidance among long-lived asset categories. The amendments permit an entity to first assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible assets and perform the quantitative impairment test by comparing the fair value with the carrying amount in accordance with Subtopic 350-30. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. Because this guidance simply enhances the consistency and reduces the costs of impairment testing (and would not change the conclusion of the impairment testing) it will not have a material impact on the Company's consolidated financial statements.

In August 2012, the FASB issued ASU No. 2012-03, Technical Amendments and Corrections to SEC Sections ("ASU 2012-03"). This ASU amends (1) various SEC paragraphs pursuant to the issuance of Staff Accounting Bulletin No.114, (2) the SEC's Final Rule, Technical Amendments to Commission Rules and Forms Related to the FASB's Accounting Standards Codification, Release Nos. 33-9250, 34-65052, and IC-29748 August 8, 2011, and (3) Corrections Related to FASB ASU 2010-22, Accounting for Various Topics. The objectives of these amendments are to update expired accounting standard references and reference the International Financial Reporting Standards (IFRS) as an appropriate framework of standards and compliance for certain disclosure requirements. Because the amendments relates to staff guidance for SEC materials and consist of codification referencing and IFRS inclusion it will not have a material impact on the Company's consolidated financial statements.

In October 2012, the FASB issued ASU No. 2012-04, Technical Corrections and Improvements ("ASU 2012-04"). This ASU contains amendments that affect a wide variety of topics in the codification, as well as provide incremental improvements to US GAAP that are not purely technical corrections. The amendments in ASU 2012-04 were effective upon issuance, except for amendments that were subject to transition guidance, which will be effective for fiscal periods beginning after December 15, 2012 for public entities and December 15, 2013 for nonpublic entities. Because this ASU provides technical corrections and enhanced guidance, it will not have a material impact on the Company's consolidated financial statements.

In February 2013, the FASB issued ASU No. 2013-02, Comprehensive Income (Topic 220) - Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income ("ASU 2013-02"). The objective of this ASU is to improve the reporting of reclassifications out of accumulated other comprehensive income ("AOCI") by requiring an entity to report the effect of significant reclassifications out of AOCI on the respective line items in net income if the amount being reclassified is required under US GAAP to be reclassified in its entirety to net income. For other amounts that are not required under US GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under US GAAP that provide additional detail about those amounts. The amendments do not change the current requirements for reporting net income or other comprehensive income in the financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of AOCI by component. The amendments in ASU 2013-02 are effective prospectively for reporting periods beginning after December 15, 2012, with early adoption permitted. Because the amendments merely enhance the disclosures of reclassifications out of AOCI, it will not have a material impact on the Company's consolidated financial statements.

In February 2013, the FASB issued ASU No. 2013-04, Liabilities (Topic 405) - Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date ("ASU 2013-04"). The objective of the amendments in this update is to provide guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, except for obligations addressed within existing US GAAP. Examples of obligations within the scope of this ASU include debt arrangements, other contractual obligations, and settled litigation and judicial rulings. This guidance requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement amount its co-obligors, plus any additional amount the entity expects to pay on behalf of its co-obligors. The guidance also requires an entity to disclose the nature and amount of the obligations as well as other information about those obligations. The amendments in ASU 2013-04 are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013, and should be retrospectively applied to all prior periods presented for those obligations resulting from joint and several liability arrangements within the ASU's scope that exist at the beginning of an entity's fiscal year of adoption. An entity may elect to use hindsight for the comparative periods, and should disclose that fact. Early adoption is permitted. This ASU is not expected to have a material impact on the Company's consolidated financial statements.

Recently Adopted Accounting Guidance

In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (“ASU 2011-04”). The amendments in ASU 2011-04 provide clarification of certain fair value concepts such as principal market determination; valuation premise and highest and best use; measuring fair value of instruments with offsetting market or counterparty credit risks; blockage factor and other premiums and discounts; and liabilities and instruments classified in shareholders' equity. In addition, the pronouncement provides guidance for new disclosures such as transfers between Level 1 and Level 2 of the fair value hierarchy; Level 3 fair value measurements; an entity's use of an asset when it is different from its highest and best use; and fair value hierarchy disclosures for financial instruments not measured at fair value but disclosed. Effective December 31, 2011, the Company adopted the fair value measurement and disclosure requirements. The adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (“ASU 2011-05”), as amended by ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (“ASU 2011-12”). This pronouncement brings consistency to the way reporting entities disclose comprehensive income in their consolidated financial statements and related notes. ASU 2011-05, as amended by ASU 2011-12, no longer permits disclosure of comprehensive income in either the statement of shareholders' equity or in a note to the consolidated financial statements. Instead, reporting entities have two options for presenting comprehensive income. The first option presents comprehensive income in a single statement, which includes two components: net income and other comprehensive income. The second option allows the presentation of comprehensive income in two separate but consecutive statements: one for net income and the other for other comprehensive income. Effective December 31, 2011, the Company adopted new disclosure requirements for comprehensive income, including the required retrospective application. The adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles - Goodwill and Other (Topic 350) (“ASU 2011-08”). The amendments in ASU 2011-08 are intended to simplify how entities test goodwill for impairment. The amendments permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. Effective December 31, 2011, the Company adopted the provisions of this guidance. Because this guidance only enhances the steps performed to determine whether a potential impairment exists (but should not impact the resulting conclusion), the adoption did not have an impact on the Company's consolidated financial statements.

TRANSACTIONS	12 Months Ended
Dec. 28, 2012
Business Combinations [Abstract]
TRANSACTIONS
TRANSACTIONS

The Merger and Merger Agreement

Pursuant to the Merger Agreement, Merger Sub merged with and into the Company, with the Company surviving as a wholly-owned subsidiary of Parent. Parent is an affiliate of GS Capital Partners VI L.P. and, at the closing of the transaction, certain interests of Parent became owned by investment funds managed by P2 Capital Partners, LLC and certain members of Company management.

As of the effective time of the Second Merger, the issued and outstanding common stock of the Company was owned as follows: (i) approximately 84% by GS Capital Partners VI Fund, L.P., GS Capital Partners VI Offshore Fund, L.P., GS Capital Partners VI GmbH & Co. KG, GS Capital Partners VI Parallel, L.P., MBD 2011 Holdings, L.P., Bridge Street 2012 Holdings, L.P. (collectively, the “GSCP Parties”), (ii) approximately 14% by P2 Capital Master Fund I, L.P. and P2 Capital Master Fund VII, L.P. (collectively, the “P2 Parties”), and (iii) approximately 2% by certain members of the Company's management.

At the effective time of the Merger, each share of common stock of Interline (other than shares owned by Interline, Parent, Merger Sub, any stockholders who were entitled to and who properly exercised appraisal rights under Delaware law (collectively, the "Excluded Stockholders"), and a portion of shares owned by P2 Capital Partners), was canceled and converted automatically into a right to receive $25.50 in cash (the "Merger Consideration"), without interest. In connection with the closing of the Merger, P2 Capital Partners rolled 927,386 shares into the Company. In addition, at the effective time of the Merger, each outstanding option to purchase shares of common stock of Interline were accelerated and fully vested, if not previously vested, and canceled (unless otherwise agreed to by the holder thereof and Parent) and converted into the right to receive cash consideration in an amount equal to the product of the total number of shares previously subject to the option and the excess, if any, of the Merger Consideration over the exercise price per share of the option. All outstanding Restricted Share Units were also accelerated, fully vested and then canceled and converted into the right to receive cash consideration in an amount equal to the Merger Consideration in respect of each share underlying the canceled Restricted Share Unit. In connection with the closing of the Merger, certain members of the Company's senior management reinvested a portion of their after-tax proceeds from the Merger attributable to each component of their existing equity, on terms agreed upon between management and Parent. A portion of this reinvestment was satisfied through an exchange of options based on the intrinsic value of the options on the date of closing of the Merger for shares and/or options in Parent. The options that were exchanged were done so on a 10:1 ratio, with a fair value of $255.00 per share.

The authorization to issue the preferred stock of the Company was canceled at the time of the Merger.

The Related Financing Transactions

In connection with the Merger, the Company entered into the following financing transactions:

•	a new senior secured asset-based revolving credit facility totaling $275.0 million; and

•	the issuance of $365.0 million aggregate principal amount of senior notes.

Simultaneously with the closing of the Merger, the following occurred: the funding of the new senior secured asset-based revolving credit facility, the release of the net proceeds of the $365.0 million aggregate principal amount of senior notes from escrow, and the termination of the Company's previous $225.0 million asset-based revolving credit facility. See Note 10. Debt for further information regarding the financing transactions.

The Consent Solicitation

In connection with the Merger, on June 21, 2012, Interline New Jersey commenced the Consent Solicitation regarding certain amendments to the indenture governing the OpCo Notes (the "Bond Amendments"). The Bond Amendments permitted the Merger to occur without triggering a "Change of Control" under the indenture governing the OpCo Notes. As consideration for that amendment, and in addition to an aggregate consent payment of $1.5 million paid by Parent, Interline New Jersey agreed to certain additional amendments that apply from and including the closing date of the Merger. These additional amendments included, among other items, increasing the interest rate on the OpCo Notes from 7.00% to 7.50% per annum, increasing the redemption price of the OpCo Notes for certain periods, making the OpCo Notes rank equal in right of payment to all future incurrences of senior indebtedness (including the ABL Facility) and replacing the restriction on the incurrence of secured indebtedness contained in the anti-layering covenant with a covenant restricting Interline New Jersey and its restricted subsidiaries from incurring liens, other than permitted liens, without equally and ratably securing the OpCo Notes.

On June 27, 2012, Interline New Jersey received the requisite consents to the Bond Amendments and, as a result, a supplemental indenture reflecting the Bond Amendments was executed and became effective. Interline New Jersey received consents to the Bond Amendments from holders of $296.3 million aggregate principal amount of the OpCo Notes (representing 98.8% of the principal amount outstanding) as of the expiration date of the Consent Solicitation.

Sources and Uses

The sources and uses of funds in connection with the Merger transactions are summarized below (in thousands):

Sources:
Debt:
Proceeds from ABL Facility	$80,000
Proceeds from HoldCo Notes	365,000
Rollover of OpCo Notes	300,000
Rollover of capital lease obligations	940
Total debt	745,940
Proceeds from equity contributions	350,886
Gross cash used to fund transactions	107,602
Total sources	$1,204,428

Uses:
Equity purchase price:
Payments to common stockholders	$790,611
Payments for outstanding equity awards	35,106
Total equity purchase price	825,717
Assumption of indebtedness:
OpCo Notes	300,000
Capital lease obligations	940
Total assumption of indebtedness	300,940
Merger related costs and financing fees	60,707
Cash remaining on balance sheet	17,064
Total uses	$1,204,428

Purchase Accounting

The Merger resulted in a significant change in ownership and was accounted for using the acquisition method under Accounting Standards Codification Topic 805, Business Combinations. Under the acquisition method, the preliminary purchase price was allocated to the underlying tangible and intangible assets acquired and liabilities assumed based on their respective fair values, with the remainder allocated to goodwill. Goodwill recorded in connection with the Merger transaction represents intangible assets that do not qualify for separate recognition, such as assembled workforce. None of the goodwill recorded in connection with the Merger will be deductible for income tax purposes. The purchase price paid and related costs and transaction fees incurred have been accounted for in the Company's consolidated financial statements.

The preliminary purchase price allocation is summarized in the following table (in thousands):

Total sources	$1,204,428

Plus:
Rollover of equity and stock options	30,661
Accelerated share-based compensation	13,533
44,194
Less:
Rollover of OpCo Notes and capital lease obligations	(300,940)
Merger related costs and financing fees	(60,707)
Net cash used to fund transaction	(90,538)
(452,185)
Equals purchase price consideration to be allocated	$796,437

Fair value of tangible assets and liabilities acquired:
Cash and cash equivalents	$17,064
Accounts receivable - trade	157,690
Inventories	212,712
Prepaid expenses and other current assets	50,301
Property and equipment	57,289
Other long-term assets	35,863
Deferred income tax assets	15,094
Accounts payable	(97,095)
Other short-term liabilities	(61,225)
OpCo Notes	(322,500)
Other long-term liabilities	(4,437)
Deferred tax liabilities	(181,825)
Total net tangible assets and liabilities	(121,069)

Fair value of identifiable intangible assets acquired:
Customer relationships	253,500
Trademarks	171,900
Goodwill	492,106
Total identified intangible assets acquired	917,506
Total purchase price	$796,437

The preliminary allocation of purchase price to intangible assets as of September 7, 2012 was determined based primarily upon assumptions related to future cash flows, discount and royalty rates, and customer attrition rates. As the estimates and assumptions used to determine the preliminary fair values involve a complex series of judgments about future events and uncertainties and due to the timing of the transaction, these values are not yet finalized, but will be no later than one year from the date of the Merger transaction. A measurement period adjustment of $1.9 million was recorded to adjust the fair value of trademarks, which was adjusted through goodwill during the period ended December 28, 2012.

Merger Costs

The following table summarizes the Merger costs for the period December 31, 2011 through December 28, 2012, including professional fees and other related costs (in thousands):

Merger costs:
Professional fees	$22,371
Share-based compensation	18,260
Sponsors' fees	10,000
Transaction related compensation	6,833
Other fees	1,226
$58,690

Deferred financing costs:
ABL Facility	$5,627
OpCo Notes	4,380
HoldCo Notes	16,701
$26,708

Professional fees, share-based compensation, sponsors' fees, transaction related compensation, and other fees are included in Merger related expenses line item in the statement of operations. Financing fees associated with the ABL Facility, OpCo Notes, and HoldCo Notes were capitalized in other intangible assets, and will be amortized using the straight-line method for the ABL Facility and the effective interest method for the OpCo Notes and HoldCo Notes over the respective terms of the agreements. Approximately $10.9 million of the financing costs were paid to Goldman, Sachs & Co., a related party to the Company.

Pro Forma Financial Information

The following pro forma results of operations gives effect to the Merger transactions as if they had occurred on the first day of the first quarter of fiscal 2012 (December 31, 2011). The pro forma results of operations reflect adjustments (i) to record amortization resulting from purchase accounting, (ii) to record incremental interest expense associated with the ABL Facility and HoldCo Notes as well as the modified OpCo Notes, (iii) to eliminate costs incurred in connection with the Merger including acquisition-related share-based compensation, transaction costs, and loss on extinguishment of debt, and (iv) to record incremental straight-line rent expense. This pro forma financial information should not be relied upon as necessarily being indicative of the historical results that would have been obtained if the Merger transactions had actually occurred on that date, nor the results of operations in the future.

	For the fiscal year ended December 28, 2012
	(in thousands)
	As Reported	Pro Forma
Net sales	$1,322,345	$1,322,345
Net (loss) income	$(15,620)	$3,064

ACQUISITIONS	12 Months Ended
Dec. 28, 2012
Business Combinations [Abstract]
ACQUISITIONS
ACQUISITIONS

Acquisition of JanPak

On December 11, 2012, Interline New Jersey acquired all of the outstanding stock of JanPak, Inc. ("JanPak") for $82.5 million in cash, subject to working capital and other closing adjustments. Direct acquisition costs of $0.5 million were incurred in connection with the JanPak acquisition. JanPak, which is headquartered in Davidson, North Carolina, is a large regional distributor of janitorial and sanitation supplies and packaging products, primarily serving property management and building service contractors as well as manufacturing, health care and educational facilities through 16 distribution centers across the Southeast and South Central United States. This acquisition represents an expansion of the Company's offering of JanSan products in the Southeastern, Mid-Atlantic, and South Central United States.

In accordance with the purchase method of accounting, the acquired net assets were recorded at fair value at the date of acquisition. The purchase price was based primarily on the estimated future operating results of JanPak. As the estimates and assumptions used to determine the preliminary fair values involve a complex series of judgments about future events and uncertainties and due to the timing of the acquisition, these values are not yet finalized, but will be no later than one year from the date of the transaction. None of the goodwill recorded in connection with the JanPak acquisition will be deductible for income tax purposes. The results of operations of JanPak are included in the consolidated results of operations of the Company from the date of acquisition.

The following table summarizes the preliminary fair values of the assets acquired and liabilities assumed in the JanPak acquisiton at the date of acquisition (in thousands):

Accounts receivable	$24,815
Inventories	22,033
Other current assets	5,014
Property and equipment	4,844
Goodwill	15,982
Intangible assets	32,600
Other assets	37
Total assets acquired	105,325
Current liabilities	9,456
Other liabilities	13,369
Total liabilities assumed	22,825
Net assets acquired	$82,500

Of the $32.6 million of acquired intangible assets, $13.7 million was assigned to registered trademarks that are not subject to amortization as the Company believes these intangible assets have indefinite lives. The remaining $18.9 million of acquired intangible assets consists of customer relationships and have a weighted-average useful life of approximately 19 years. The goodwill for the JanPak acquisition represents the value associated with the assembled workforce, anticipated growth from new customer relationships as well as the geographic expansion attained in connection with the acquisition.

Net sales and net income for the year ended December 28, 2012 of $10.3 million and $0.1 million are included in the Consolidated Statement of Operations relating to JanPak for the period December 12, 2012 through December 28, 2012.

Acquisition of Northern Colorado Paper

On January 28, 2011, Interline New Jersey acquired substantially all of the assets and a portion of the liabilities of Northern Colorado Paper, Inc. (“NCP”) for $9.5 million in cash and an earn-out of up to $0.3 million in cash over two years. NCP, which is headquartered in Greeley, Colorado, is a regional distributor of JanSan supplies, primarily servicing institutional facilities in the health care, education and food service industries. This acquisition represents an expansion of the Company's offering of JanSan products in the western United States. The targets were not achieved in connection with the earn-out provisions of the agreement.

Acquisition of CleanSource

On October 29, 2010, Interline New Jersey acquired substantially all of the assets and a portion of the liabilities of CleanSource, Inc. (“CleanSource”) for $54.6 million in cash and an earn-out of up to $5.5 million in cash over two years. CleanSource, which is headquartered in San Jose, California, is a large regional distributor of JanSan supplies. CleanSource offers over 4,000 products and primarily serves institutional facilities in the health care and education markets, as well as building services contractors. This acquisition represents a geographical expansion of the Company's JanSan offering to the West Coast of the United States. The fair value of the earn-out associated with the acquisition of CleanSource was $3.8 million as of December 30, 2011.

Net sales and net income for the year ended December 31, 2010 of $18.6 million and $0.1 million are included in the Consolidated Statement of Operations relating to CleanSource for the period October 29, 2010 through December 31, 2010.

Pro Forma Financial Information

The following table sets forth the unaudited pro forma net sales and net (loss) income of the Company, which give effect to the JanPak acquisition as if it had occurred on January 1, 2011 and the CleanSource acquisition as if it had occurred on December 27, 2008. The unaudited pro forma net sales and net (loss) income are not presented to give effect to the NCP acquisition as if it had occurred on December 26, 2009, as it is not significant. The unaudited pro forma net sales and net (loss) income do not purport to present what the Company's results would actually have been if the aforementioned transactions had in fact occurred on such dates or at the beginning of the periods indicated, nor do they project the Company's financial position or results at any future date for any future period.

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
	(in thousands)	(in thousands)
Net sales	$467,066	$1,079,640	$1,465,341	$1,183,412
Net (loss) income	$(27,924)	$13,909	$40,030	$29,873

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 28, 2012
Receivables [Abstract]
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

The Company’s trade receivables are exposed to credit risk. The majority of the markets served by the Company are comprised of numerous individual accounts, none of which is individually significant. The Company monitors the creditworthiness of its customers on an ongoing basis and provides a reserve for estimated bad debt losses. If the financial condition of the Company’s customers were to deteriorate, increases in its allowance for doubtful accounts may be needed.
The activity in the allowance for doubtful accounts consisted of the following (in thousands):

	Successor
	Balance at Beginning of Period	Charged to Expense	Deductions(1)	Balance at End of Period
For the period September 8, 2012 through December 28, 2012	$—	$530	$(2)	$528

	Predecessor
	Balance at Beginning of Period	Charged to Expense	Deductions(1)	Balance at End of Period
For the period December 31, 2011 through September 7, 2012	$6,457	$1,285	$(2,967)	$4,775
Fiscal year ended December 30, 2011	$9,088	$2,455	$(5,086)	$6,457
Fiscal year ended December 31, 2010	$12,975	$5,699	$(9,586)	$9,088
____________________

(1)	Accounts receivable written-off as uncollectible, net of recoveries.

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 28, 2012
Prepaid Expense and Other Assets, Current [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following as of December 28, 2012 and December 30, 2011 (in thousands):

	Successor	Predecessor
	December 28, 2012	December 30, 2011
Vendor rebates receivable	$21,456	$16,291
Prepaid insurance	2,961	2,198
Prepaid rent	2,168	1,944
Other	6,878	5,852
	$33,463	$26,285

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 28, 2012
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

Major classifications of property and equipment as of December 28, 2012 and December 30, 2011 were as follows (in thousands):

	Successor			Predecessor
	December 28, 2012			December 30, 2011
	Owned	Capital Leases	Total	Owned	Capital Leases	Total
Land	$696	$—	$696	$400	$—	$400
Building	5,859	—	5,859	9,017	—	9,017
Machinery and equipment	40,152	770	40,922	116,917	770	117,687
Office furniture and equipment	5,163	139	5,302	9,112	139	9,251
Vehicles	1,295	1,258	2,553	3,947	1,258	5,205
Leasehold improvements	12,365	—	12,365	22,994	—	22,994
Construction in Progress	77	—	77	65	—	65
	65,607	2,167	67,774	162,452	2,167	164,619
Less: Accumulated depreciation and amortization	(4,577)	(1,428)	(6,005)	(106,096)	(795)	(106,891)
	$61,030	$739	$61,769	$56,356	$1,372	$57,728

Depreciation and amortization expense, including amounts for assets under capital leases, was as follows (in thousands):

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
Depreciation and amortization expense	$6,117	$13,135	$17,246	$14,703

GOODWILL AND OTHER INTANGIBLES	12 Months Ended
Dec. 28, 2012
Goodwill and Other Intangible Assets [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS

Changes to goodwill during 2012, 2011, and 2010 were as follows (in thousands):

	Successor	Predecessor
	For the Period September 8, 2012 through December 28, 2012	For the Period December 31, 2011 through September 7, 2012	December 30, 2011	December 31, 2010
Balance at beginning of period	$—	$344,478	$341,168	$319,006
Acquisition of Interline Brands, Inc.	492,106	—	—	—
Acquired goodwill	15,982	1,547	3,732	22,395
Purchase price adjustments	—	—	(422)	(233)
Balance at end of period	$508,088	$346,025	$344,478	$341,168

In connection with the Merger transactions as discussed in Note 3. Transactions, the Company recorded $492.1 million of preliminary goodwill as a part of purchase accounting. The acquired goodwill in 2012 primarily relates to the Company's acquisition of JanPak in December of 2012. The acquired goodwill in 2011 primarily relates to the Company's acquisition of NCP in January 2011. The acquired goodwill in 2010 primarily relates to the Company's acquisition of CleanSource in October 2010.

Purchase price adjustments in 2011 relate to the revision of the liability for exit activities associated with the Eagle and AmSan LLC (“AmSan”) acquisitions, net of related adjustments to deferred taxes. Purchase price adjustments in 2010 relate to the revision of the liability for exit activities associated with the Eagle acquisition, net of related adjustments to deferred taxes.

The gross carrying amount and accumulated amortization of the Company's intangible assets other than goodwill as of December 28, 2012 and December 30, 2011 were as follows (in thousands):

Successor
December 28, 2012	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Trademarks	$185,600	$—	$185,600
Customer relationships	272,400	6,701	265,699
Non-compete agreements	70	23	47
Deferred financing costs	26,707	1,165	25,542
Total	$484,777	$7,889	$476,888

Predecessor
December 30, 2011	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Trademarks	$65,841	$5,682	$60,159
Customer relationships	110,562	45,240	65,322
Non-compete agreements	2,902	2,855	47
Deferred financing costs	10,407	1,558	8,849
Total	$189,712	$55,335	$134,377

As discussed in Note 3. Transactions, in connection with the Merger transaction, the Company recognized intangible assets related to trademarks and customer relationships. Trademarks have been determined to have indefinite lives; customer relationships have an economic useful life of between 7 and 19 years and will be amortized over those periods using an accelerated amortization method.

The amortization of debt financing costs, recorded as a component of interest expense, and write-off of debt financing costs, included in the loss on extinguishment of debt, was as follows (in thousands):

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012		For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
Amortization of debt financing costs	$1,165	$985		$1,365	$1,056
Write-off of debt financing costs	$—	$2,214	(1)	$—	$3,856	(2)

____________________
(1) Related to the extinguishment of the prior asset-based revolving credit facility. See Note 10. Debt for further information.
(2) Related to the redemption of the 8 1/8% senior subordinated notes. See Note 10. Debt for further information.

Amortization expense on other intangible assets was as follows (in thousands):

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
Amortization of other intangible assets	$6,720	$4,572	$6,493	$5,909

Expected amortization expense on other intangible assets (excluding deferred financing costs which will vary depending upon debt payments) for each of the five succeeding fiscal years is expected to be as follows (in thousands):

Fiscal Year	Future Estimated Amortization
2013	$28,258
2014	$29,017
2015	$31,467
2016	$30,900
2017	$25,896
Thereafter	$120,208

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 28, 2012
Accrued Liabilities and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following as of December 28, 2012 and December 30, 2011 (in thousands):

	Successor	Predecessor
	December 28, 2012	December 30, 2011
Accrued compensation and benefits	$20,088	$19,033
Purchase card payable(1)	5,207	7,758
Accrued sales tax	5,352	4,077
Other	18,731	20,996
	$49,378	$51,864
____________________

(1)
Purchase card payable is comprised of trade vendor invoices that were paid pursuant to a purchase card agreement with a third-party intermediary. The Company has a purchase card agreement with a third-party intermediary whereby the third-party intermediary pays the trade vendor invoices in accordance with the terms agreed to by the vendor and the Company. The third-party intermediary bills the Company for amounts disbursed on a monthly basis. As a result, there could be an outstanding payable due to the third-party intermediary at any period end. The net activity in purchase card payable is shown as cash flows from financing activities.

DEBT	12 Months Ended
Dec. 28, 2012
Debt Disclosure [Abstract]
DEBT
DEBT

Long-term debt consisted of the following as of December 28, 2012 and December 30, 2011 (in thousands):

	Successor	Predecessor
	December 28, 2012	December 30, 2011
ABL facility	$127,500	$—
OpCo Notes(1)	321,494	300,000
HoldCo Notes	365,000	—
Total long-term debt	$813,994	$300,000
____________________

(1)	As of December 28, 2012, the OpCo notes included an unamortized fair value premium of $21.5 million, recorded as a result of the Merger. See Note 3. Transactions for further information.

ABL Facility

Concurrently with the closing of the Merger, Interline New Jersey and certain of its material wholly-owned domestic subsidiaries, as co-borrowers, entered into a new ABL facility (the "ABL Facility") with a syndicate of lenders that permits revolving borrowings in an aggregate principal amount of up to $275.0 million. The ABL Facility also provides for a sub-limit of borrowings on same-day notice referred to as swingline loans up to $30.0 million and a sub-limit for the issuance of letters of credit up to $45.0 million. Subject to certain conditions, the principal amount of the ABL Facility may be increased from time to time up to an amount which, in the aggregate for all such increases, does not exceed $100.0 million, in $25.0 million increments. There are no scheduled amortization payments due under the ABL Facility. The principal amount outstanding will be due and payable in full at maturity, on September 7, 2017. The ABL Facility replaces the $225.0 million asset-based revolving credit facility that was in place prior to the transactions. Debt financing costs capitalized in connection with the new ABL Facility were $5.6 million. Additionally, the Company recorded a loss on the extinguishment of the previous asset-based revolving facility in the amount of $2.2 million, comprised of the write-off of unamortized deferred debt financing costs.

Advances under the ABL Facility are limited to the lesser of (a) the aggregate commitments under the ABL Facility and (b) the sum of the following:

•	85% of the book value of eligible accounts receivable; plus

•	the lesser of (i) 70% of the lower of cost (net of rebates and discounts) or market value of eligible inventory; and (ii) 85% of the appraised net orderly liquidation value of eligible inventory;

•	minus certain reserves as may be established under the ABL Facility.

Obligations under the ABL Facility are guaranteed by the Company and each of the wholly-owned material subsidiaries of the co-borrowers under the ABL Facility. These obligations are primarily secured, subject to certain exceptions, by a first-priority security interest in substantially all of the existing and future personal property of the Company's U.S. subsidiaries. From September 7, 2012 until the quarter following the closing of the ABL Facility, borrowings will bear interest at a rate equal to LIBOR plus 1.75% in the case of Eurodollar revolving loans, and an applicable base rate plus 0.75% in the case of Alternate Base Rate ("ABR") revolving loans.
After the end of the quarter following the closing of the ABL Facility, the interest rates will be determined as of the end of each fiscal quarter in accordance with applicable rates set forth in the grid below:

Availability	Revolver ABR Spread	Revolver Eurodollar Spread
Category 1
Greater than $150.0 million	0.50%	1.50%
Category 2
Greater than $75.0 million but less than or equal to $150.0 million	0.75%	1.75%
Category 3
Less than or equal to $75.0 million	1.00%	2.00%

The applicable rates for Category 2 and Category 3 described above will be subject to a 0.25% step-down from the spread described above if the fixed charge coverage ratio for the period of four consecutive fiscal quarters ending on the last day of the fiscal quarter most recently ended is greater than 1.50:1.00. As of December 28, 2012, the interest rate in effect with respect to the ABL Facility was 1.75% for the Eurodollar revolving loans and 3.75% for the ABR revolving loans.

In addition to paying interest on outstanding principal under the ABL facility, Interline New Jersey is required to pay a commitment fee in respect of unutilized commitments, which is equal to 0.375% per annum for the ABL Facility if utilization is less than 50% of the aggregate commitments and 0.25% per annum if the utilization of the ABL Facility exceeds 50% of the aggregate commitments. The principal balance outstanding may be voluntarily prepaid in advance, without penalty or premium, at any time in whole or in part, subject to certain breakage costs.

The ABL Facility requires the Company and its restricted subsidiaries, on a consolidated basis, to maintain a fixed charge coverage ratio (defined as the ratio of EBITDA, as defined in the credit agreement, to the sum of cash interest, principal payments on indebtedness and accrued income taxes, dividends or distributions and repurchases, redemptions or retirement of the equity interest of the Company) of at least 1.00:1.00 when the excess availability is less than or equal to the greater of: (i) 10% of the total commitments under the ABL Facility; and (ii) $25.0 million.

The ABL Facility also contains restrictive covenants (in each case, subject to exclusions) that limit, among other things, the ability of Interline New Jersey and its restricted subsidiaries to:

•	create, incur, assume or suffer to exist, any liens,

•	create, incur, assume or permit to exist, directly or indirectly, any additional indebtedness,

•	consolidate, merge, amalgamate, liquidate, wind up or dissolve themselves,

•	convey, sell, lease, license, assign, transfer or otherwise dispose of their assets,

•	make certain restricted payments,

•	make certain investments,

•	amend or otherwise alter the terms of documents related to certain subordinated indebtedness,

•	enter into transactions with affiliates, and

•	prepay certain indebtedness.

The ABL Facility contains certain customary representations and warranties, affirmative and other covenants and events of default, including, among other things, payment defaults, breach of representations and warranties, covenant defaults, cross-defaults to certain indebtedness bankruptcy, certain events under the Employee Retirement Income Security Act ("ERISA"), judgment defaults, actual or asserted failure of any material guaranty or security document supporting the ABL Facility to be in force and effect and change of control. If such an event of default occurs the agent under the ABL Facility is entitled to take various actions, including the acceleration of amounts due under the ABL Facility, the termination of all revolver commitments and all other actions that a secured creditor is permitted to take following a default.

OpCo Notes

In November 2010, Interline New Jersey completed a series of refinancing transactions: (1) an offering of $300.0 million of 7.00% senior subordinated notes due 2018 (the "OpCo Notes") and (2) entering into the predecessor $225.0 million asset-based revolving credit facility. The proceeds from the OpCo Notes were used to redeem $137.3 million of the 8 1/8% senior subordinated notes due 2012 (the "8 1/8% Notes") and to repay the indebtedness under the prior credit facility. In connection with the redemption of the 8 1/8% Notes and the repayment of the prior credit facility, Interline New Jersey recorded a loss on early extinguishment of debt of $11.5 million. The loss was comprised of $6.9 million in tender premiums and transaction costs associated with the redemption of the 8 1/8% Notes and a non-cash charge of $4.6 million in deferred financing costs and original issue discount written-off associated with the redemption of the 8 1/8% Notes and the repayment of the prior credit facility.

The OpCo Notes are unconditionally guaranteed, jointly and severally, by the Company and Interline New Jersey's existing and future domestic subsidiaries that guarantee the ABL Facility (collectively the ''Guarantors''). The OpCo Notes are not guaranteed by any of Interline New Jersey's foreign subsidiaries.

In connection with the Merger transactions, as fully described in Note 3. Transactions, the OpCo Notes were amended to modify the definition of “Change of Control” and add a definition of “Permitted Holders” in the related indenture, which permitted the Merger to occur without triggering a “Change of Control” under the indenture governing the OpCo Notes. As consideration for these amendments, and in addition to a consent payment of $1.5 million, Interline New Jersey agreed to certain additional amendments that applied from and including the Merger date. These additional amendments included, among other items, increasing the interest rate on the OpCo Notes from 7.00% to 7.50% per annum, increasing the redemption price of the OpCo Notes for certain periods, making the OpCo Notes and the related guarantees rank equal in right of payment to all future incurrences of senior indebtedness (including the ABL Facility) and replacing the restriction on the incurrence of secured indebtedness contained in the anti-layering covenant with a covenant restricting Interline New Jersey and its restricted subsidiaries from incurring liens, other than permitted liens, without equally and ratably securing the OpCo Notes. Additionally, the OpCo Notes were remeasured to the fair value on the date of the Merger, which resulted in a premium of $22.5 million that will be amortized through interest expense over the term of the notes using the effective interest method. Debt financing costs capitalized in connection with the modification of the OpCo Notes were $4.4 million, and the unamortized balance of the originally capitalized debt financing costs of $5.7 million were allocated to goodwill in connection with purchase accounting.

The OpCo Notes mature on November 15, 2018, and interest is payable on May 15 and November 15 of each year. Interline New Jersey has the option to redeem the OpCo Notes prior to November 15, 2013 at a redemption price equal to 100% of the principal amount plus a make-whole premium and accrued and unpaid interest to the date of redemption. At any time on or after November 15, 2013, Interline New Jersey may redeem some or all of the OpCo Notes at certain fixed redemption prices expressed as percentages of the principal amount, plus accrued and unpaid interest. At any time prior to November 15, 2013, Interline New Jersey may, from time to time, redeem up to 35% of the aggregate principal amount of the OpCo Notes with the net cash proceeds received by Interline New Jersey from certain equity offerings at a price equal to 107.00% of the principal amount of the OpCo Notes redeemed, plus accrued and unpaid interest and additional interest, if any, to the redemption date, provided that the redemption occurs within 90 days of the closing date of such equity offering, and at least 65% of the aggregate principal amount of the OpCo Notes remain outstanding immediately thereafter.

The Indenture governing the OpCo Notes contains covenants limiting, among other things, the ability of Interline New Jersey and its restricted subsidiaries to incur additional indebtedness; pay dividends on their capital stock or redeem, repurchase or retire their capital stock; make certain investments; enter into transactions with affiliates; incur liens; create restrictions on the payment of dividends or other amounts from Interline New Jersey’s restricted subsidiaries to Interline New Jersey; sell assets or subsidiary stock and consolidate, merge or transfer assets. These covenants are subject to a number of important exceptions and qualifications.

HoldCo Notes

In connection with the Merger, as discussed in Note 3. Transactions, Interline Delaware issued $365.0 million in aggregate principal amount of 10.00%/10.75% senior notes (the "HoldCo Notes") due November 15, 2018. Debt financing costs capitalized in connection with the HoldCo Notes were $16.7 million.

The HoldCo Notes are the Company's general senior unsecured obligations; rank pari passu in right of payment with all existing and future indebtedness of the Company, other than subordinated obligations; are senior in right of payment to any future subordinated obligations of the Company; are not guaranteed by any subsidiary of the Company; are effectively subordinated to any existing or future obligations of the Company that are secured by liens on assets of the Company (including the Company's guarantee of the ABL Facility which is secured by a pledge of the stock of Interline New Jersey) to the extent of the value of such assets unless the HoldCo Notes are equally and ratably secured by such assets; are structurally subordinated to all existing and future indebtedness (including the OpCo Notes and indebtedness under the ABL Facility) of, and other claims and obligations (including preferred stock) of, the subsidiaries of the Company, except to the extent a subsidiary of the Company executes a guaranty agreement in the future. The HoldCo Notes are not guaranteed by any of the Company's subsidiaries.

The HoldCo Notes bear interest at a rate of 10.00% per annum with respect to cash interest and 10.75% per annum with respect to any paid-in-kind ("PIK") interest, payable semi-annually on January 15 and July 15. The Company is required to pay interest on the HoldCo Notes in cash, unless its subsidiaries are restricted from dividending money to it (or have limited ability to do so), subject to certain circumstances.

The Company has the option to redeem the HoldCo Notes prior to November 15, 2014 at a redemption price equal to 100% of the principal amount plus a make-whole premium and accrued and unpaid interest to the date of redemption. At any time on or after November 15, 2014, the Company may redeem some or all of the HoldCo Notes at certain fixed redemption prices expressed as percentages of the principal amount, plus accrued and unpaid interest. At any time prior to November 15, 2014, the Company may, from time to time, redeem up to 35% of the aggregate principal amount of the HoldCo Notes with any funds up to an aggregate amount equal to the net cash proceeds received by the Company from certain equity offerings at a price equal to 110.00% of the principal amount of the HoldCo Notes redeemed, plus accrued and unpaid interest and additional interest, if any, to the redemption date, provided that the redemption occurs within 90 days of the closing date of such equity offering, and at least 65% of the aggregate principal amount of the HoldCo Notes remain outstanding immediately thereafter.

The Indenture governing the HoldCo Notes contains covenants limiting, among other things, the ability of the Company and its restricted subsidiaries to incur additional indebtedness, issue preferred stock, create or incur certain liens on assets, pay dividends and make other restricted payments, create restriction on dividend and other payments to the Company from certain of its subsidiaries, sell assets and subsidiary stock, engage in transactions with affiliates, consolidate, merge or transfer all or substantially all of the Company's assets and the assets of its subsidiaries and create unrestricted subsidiaries. These covenants are subject to a number of important exceptions and qualifications.

Interline New Jersey and the Company were in compliance with all covenants contained in the ABL Facility, OpCo Notes, and HoldCo Notes as of December 28, 2012.

As of December 28, 2012 and December 30, 2011, Interline New Jersey had $113.5 million and $177.3 million available under its respective revolving credit facilities. There were $127.5 million and no borrowings under the revolving credit facilities as of December 28, 2012 and December 30, 2011, respectively. Total letters of credit issued under the revolving credit facilities as of December 28, 2012 and December 30, 2011 were $8.9 million and $8.3 million, respectively. The maturity of the OpCo Notes of $321.5 million, including an unamortized premium of $21.5 million, and the maturity of the HoldCo Notes of $365.0 million are both due in their entirety on November 15, 2018.

PREFERRED STOCK	12 Months Ended
Dec. 28, 2012
Equity [Abstract]
PREFERRED STOCK
PREFERRED STOCK

Prior to the Merger Date, as defined in Note 3. Transactions, the Company had the authority to issue 20,000,000 shares of preferred stock, par value $0.01 per share. As of December 30, 2011, there were no preferred shares issued or outstanding.

In connection with the Merger transaction, the authorization to issue the preferred stock of the Company was canceled.

COMMON STOCK	12 Months Ended
Dec. 28, 2012
Earnings Per Share [Abstract]
COMMON STOCK
COMMON STOCK

Employee Stock Purchase Plan

On September 7, 2012, the Company's Board of Directors (the "Board") adopted the Interline Brands, Inc. Employee Stock Purchase Plan (the "ESPP Plan"), pursuant to which certain employees of the Company, including the Company’s named executive officers, were given the opportunity to acquire shares of common stock of the Company at the closing of the Merger at the same price as paid by the GSCP and P2 Parties in the Merger. Up to 50,000 shares of common stock were available under the ESPP Plan. The Plan terminated on December 31, 2012. During the period from September 8, 2012 through December 28, 2012, employees purchased 31,819 shares under this plan at a price of $255.00 per share.

Share Repurchases

In August 2011, the Company's Board of Directors authorized the repurchase of up to an aggregate of $25.0 million of the Company's outstanding common stock (the “Authorization”). Share repurchases made under this Authorization were accomplished from time to time based on market conditions, the Company's cash and debt position, and other factors as determined by management. The Authorization did not have an expiration date and could be modified, suspended, or discontinued by the Board at any time, in accordance with applicable securities laws. Shares could be repurchased through open market or privately negotiated transactions. As of December 30, 2011, the Company had repurchased 1,783,822 shares of common stock pursuant to this authorization at an aggregate cost of $25.0 million, or an average cost of $14.01 per share, through open market transactions. The Company used cash flows from operating activities to pay the purchase price for the repurchased shares. The repurchased shares became treasury shares. As of December 31, 2011, the Company had completed the share repurchases under the Authorization.

In connection with the Merger (as defined in Note 3. Transactions), each share of common stock of Interline was canceled on September 7, 2012, and converted automatically into a right to receive $25.50 in cash, without interest.

COMPREHENSIVE INCOME	12 Months Ended
Dec. 28, 2012
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
COMPREHENSIVE INCOME
COMPREHENSIVE INCOME

Comprehensive income refers to net income plus revenues, expenses, gains and losses that are recorded directly as an adjustment to stockholders' equity, net of tax, including changes in employee benefit plan obligations and foreign currency translation.

Accumulated other comprehensive income is comprised entirely of foreign currency translation adjustments as of December 28, 2012 and December 30, 2011.

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 28, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

As disclosed in Note 3. Transactions, in connection with the Merger, all of the outstanding share-based compensation awards were accelerated and fully vested, if not previously vested, and converted into the right to receive cash consideration. Additionally, a new share-based compensation plan was adopted in connection with the Merger, as more fully described below. Total compensation cost and income tax benefits recognized in the consolidated statements of operations for the Company's stock-based awards were as follows (in thousands):

	Successor		Predecessor
	For the period September 8, 2012 through December 28, 2012		For the period December 31, 2011 through September 7, 2012		For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
Share-based compensation expense	$9,958	(1)	$15,169	(1)	$5,935	$4,533
Income tax benefits	$3,892		$5,955		$2,330	$1,778
____________________
(1) In connection with the Merger, total share-based compensation of $18.3 million was recognized and included in Merger related expenses in the consolidated statements of operations, $11.2 million of which was recorded in the Predecessor Period, and $7.0 million was recorded in the Successor Period.
Current Equity Compensation Plan

On September 7, 2012 the Board adopted the Interline Brands, Inc. 2012 Option Plan (the “2012 Plan”) pursuant to which 168,845 shares of common stock of the Company may be the subject of grants of options. The 2012 Plan is administered by the Compensation Committee of the Board. Under the 2012 Plan, time-vested option awards and performance-vested option awards may be granted to employees and directors of the Company.

The 2012 Plan will terminate on September 7, 2022. However, the Board may suspend, amend, alter, discontinue or terminate the 2012 Plan prior to the termination date, except as provided in the 2012 Plan. Awards granted prior to the termination of the 2012 Plan may extend beyond the date of such termination. During the period from September 7, 2012 through December 28, 2012, 73,954 time-based option awards and 73,954 performance-based stock options were granted. As of December 28, 2012, 20,937 shares of common stock were available for future grant.

Time-Vested Option Award Agreements

Subject to an optionee’s continued employment (except as described below), options granted under these agreements become vested as to twenty percent (20.0%) of the time-vested options on each of the first, second, third, fourth and fifth anniversaries of the grant date, with accelerated vesting upon a change in control of the Company. Upon the optionee’s termination for cause, any unexercised portion of the option, whether or not vested, will terminate. The optionee is subject to covenants restricting competition with the Company and solicitation of employees and customers of the Company during the optionee’s term of employment and for a period of time thereafter.

Performance-Vested Option Award Agreements

Performance-vested options become vested and exercisable with respect to twenty percent (20.0%) of the shares subject to the option based upon the Company’s achievement of specified EBITDA targets for the Company’s 2012, 2013, 2014, 2015 and 2016 fiscal years (each, an “Annual Performance Period”); subject (except as described below) to the optionee remaining employed through the date on which audited financial statements for the applicable Annual Performance Period are presented to the Board. Upon a change in control of the Company (i) prior to the first anniversary of the date of grant, the option will become fully vested and (ii) prior to the end of any of the other Annual Performance Periods, a number of options will vest equal to the number of unvested options multiplied by a fraction, the numerator of which is the number of performance periods in which the targets have been achieved and the denominator of which is the number of periods that have elapsed since the date of grant. Upon the optionee’s termination for cause, any unexercised portion of the option, whether or not vested, will terminate. The optionee is subject to covenants restricting competition with the Company and solicitation of employees and customers of the Company during the optionee’s term of employment and for a period of time thereafter.

Rollover Option Award Agreements

In connection with the Merger, certain members of management were provided the opportunity to roll over options held under the 2004 Plan, as defined below, into the 2012 Plan. In total, 508,449 options under the 2004 Plan were rolled into the new Company at a 10:1 ratio resulting in 50,845 options with a weighted-average exercise price of $117.07. As a result of the rollover of these options, the Company recorded $7.0 million in share-based compensation expense in the Successor Period.
The fair values of stock options granted under the 2012 Plan were estimated using the Black-Scholes option-pricing model. Expected volatility was based on the historical volatilities of comparable companies over a historical period that matches the expected life of the options on the date of grant. The Company also considers historical data to estimate the timing and amount of stock option exercises and forfeitures. The expected life represents the period of time that stock options are expected to remain outstanding and is based on the contractual term of the stock options and expected exercise behavior. The risk-free interest rate is based on U.S. Treasury zero-coupon issues with a remaining term equal to the expected option life assumed at the date of grant. The Black-Scholes weighted-average assumptions for the 2012 Plan were as follows:

Successor
For the period September 8, 2012 through December 28, 2012
Stock price	$255.00
Expected volatility	49.2%
Expected dividends	0.0%
Risk-free interest rate	0.9%
Expected life (in years)	6.3

The weighted-average fair value per option of stock options granted during the period September 8, 2012 through December 28, 2012 was $122.07.

A summary of stock options activity under the 2012 Plan from September 8, 2012 through December 28, 2012 is presented below:

	Successor
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value(1)
			(in years)	(in thousands)
Outstanding at September 8, 2012(2)	50,845	$117.07
Granted	147,908	255.00
Outstanding at December 28, 2012	198,753	$219.72	8.0	$7,013
Vested or expected to vest at December 28, 2012	182,476	$216.57	7.8	$7,013
Exercisable at December 28, 2012	50,845	$117.07	2.8	$7,013
____________________

(1)	The aggregate intrinsic value represents the amount by which the fair value of the underlying stock at period end exceeds the stock option exercise price.

(2)	Represents shares rolled over from the 2004 Plan at a 10:1 ratio.

Prior Equity Compensation Plans

On September 7, 2012, in connection with the closing of the Merger, each outstanding share of the Company's common stock was canceled and automatically converted into the right to receive $25.50 per share in cash. Also effective as of the closing of the Merger, outstanding awards under the 2000 and 2004 stock incentive plans vested in full and were converted into either immediate cash payments or fully vested new options to purchase common stock of the Parent. No additional shares are available to be granted under these plans.

During 2000, Interline New Jersey established a Stock Award Plan (the “2000 Plan”), under which Interline New Jersey could award a total of 6,395 shares of common stock in the form of incentive stock options (which could be awarded to key employees only), nonqualified stock options, stock appreciation rights (“SARs”) and restricted stock awards, all of which could be awarded to directors, officers, key employees and consultants. The Company's compensation committee determined in its sole discretion whether a SAR is settled in cash, shares or a combination of cash and shares. In connection with the Company's initial public offering in December 2004, options to purchase shares of the common stock of Interline New Jersey were converted into options to purchase shares of the Company's common stock. Effective December 25, 2009 no awards shall be granted under the 2000 Plan.

During 2004, the Company adopted the 2004 Equity Incentive Plan, (the “2004 Plan”), under which the Company may award 1,175,000 shares in the form of incentive stock options, nonqualified stock options, stock appreciation rights, or SARs, restricted stock, restricted share units (“RSUs”), deferred stock units (“DSUs”) and stock bonus awards, all of which may be awarded to any employee, director, officer or consultant of the Company. In May 2006, the stockholders of the Company approved an amendment to the 2004 Plan whereby the number of shares of the Company's common stock reserved for issuance under the 2004 Plan was increased by 2,000,000 shares and to further restrict the repricing of awards granted under the 2004 Plan without first obtaining approval by the Company's stockholders. In May 2008, the stockholders of the Company approved amendments to the 2004 Plan, including to increase the number of shares of common stock reserved for issuance and available for grants thereunder to 3,800,000 as of January 1, 2008 and to change the method by which shares subject to full value awards granted thereunder are counted against the 2004 Plan's share limit. Effective January 1, 2008, shares subject to grants of full value awards, or awards other than options or SARs, count against the applicable share limits under the 2004 Plan as 1.8 shares for every 1 share granted, while shares subject to stock options or SARs count against the applicable share limits as 1 share for every 1 share granted.

These plans allowed the Company to fulfill its incentive stock option, nonqualified stock option, SAR, restricted stock, RSU, DSU and stock bonus award obligations using unissued or treasury shares.

Stock Options

Under the terms of the 2000 Plan, the exercise price per share for an incentive stock option may not be less than 100% of the fair market value of a share of common stock on the grant date. The exercise price per share for an incentive stock option granted to a person owning stock possessing more than 10% of the total combined voting power of all classes of stock may not be less than 110% of the fair market value of a share of common stock on the grant date. These incentive stock options vested in 25% increments over four years and may not be exercisable after the expiration of ten years from the date of grant.

Under the terms of the 2004 Plan, the exercise price of the options will not be less than the fair market value of the common stock at the date of grant, generally vest in 25% increments over four years and may not be exercisable after the expiration of seven or ten years from the date of grant.
The fair values of stock options were estimated using the Black-Scholes option-pricing model. Expected volatility was based on historical performance of the Company's stock. The Company also considers historical data to estimate the timing and amount of stock option exercises and forfeitures. The expected life represents the period of time that stock options are expected to remain outstanding and is based on the contractual term of the stock options and expected exercise behavior. The risk-free interest rate is based on U.S. Treasury zero-coupon issues with a remaining term equal to the expected option life assumed at the date of grant. The Black-Scholes weighted-average assumptions were as follows:

	Predecessor
	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
Expected volatility	43.5%	40.9%	41.5%
Expected dividends	0.0%	0.0%	0.0%
Risk-free interest rate	0.8%	1.8%	2.4%
Expected life (in years)	5.0	5.0	5.0

The weighted-average fair value per option of stock options granted during the period December 31, 2011 through September 7, 2012, and the fiscal years ended 2011 and 2010 was $7.84, $14.93, and $7.21, respectively.

A summary of stock options activity as of September 7, 2012 and changes during the period then ended is presented below:

	Predecessor
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value(1)
			(in years)	(in thousands)
Outstanding at December 30, 2011	3,170,673	$18.00
Granted	241,489	20.27
Exercised	156,297	14.00
Forfeited	1,559	20.13
Vested shares expired	13,232	20.21
Outstanding at September 7, 2012	3,241,074	$18.36	2.51	$23,957
Vested or expected to vest at September 7, 2012	3,193,593	$18.27	2.51	$23,690
Exercisable at September 7, 2012	2,521,234	$18.27	2.51	$19,022
____________________

(1)	The aggregate intrinsic value represents the amount by which the fair value of the underlying stock at period end exceeds the stock option exercise price.

During the period from December 31, 2011 through September 7, 2012 and the fiscal years ended December 30, 2011 and December 31, 2010, there were 156,297, 43,962, and 673,817 stock options exercised with an intrinsic value of $1.4 million, $0.3 million, and $2.6 million, respectively. Total intrinsic value represents the difference between the exercise price and the market price on the date of exercise. Proceeds from stock options exercised during the period from December 31, 2011 through September 7, 2012 and the fiscal years ended December 30, 2011 and December 31, 2010 were $2.2 million, $0.7 million, and $10.8 million, respectively.

In connection with the Merger, 2,560,744 options were exercised with an aggregate intrinsic value of $16.9 million, and 171,881 options were canceled. Subsequent to the Merger, 508,449 options were outstanding with a weighted-average exercise price of $11.71, a weighted-average contractual term of 3.12 years and an aggregate intrinsic value of $7.0 million. In connection with the Merger, these 508,449 options were rolled into the new Company at a 10:1 ratio resulting in 50,845 options with a weighted-average exercise price of $117.07. As a result of the rollover of these options, the Company recorded $7.0 million in share-based compensation expense in the Successor Period.

Restricted Stock, Restricted Share Units and Deferred Stock Units

Shares of restricted stock granted under the 2004 Plan to executives, employees and non-employee directors do not have an exercise price. The share-based compensation expense associated with the restricted stock is based on the quoted market price of the Company's shares of common stock on the date of grant. One-half of the restricted stock awards granted to employees vest evenly over three years and one half vest evenly over five years.

RSUs granted under the 2004 Plan to management do not have an exercise price. The share-based compensation expense associated with the RSUs is based on the quoted market price of the Company's shares of common stock on the date of grant. Depending on the grant, (1) one-half of the RSUs vest on the second grant date anniversary provided that certain pre-established annual percentage increases in specific Company-wide metrics, such as EBITDA, are attained and one-half vest evenly over three years; or (2) one-half of the RSUs vest evenly over two years and one-half vest evenly over three years; or (3) one-third of the RSUs vest evenly over each of the first three years following the date of grant; or (4) one-half of the RSUs vest evenly over three years and one-half vest evenly over five years; or (5) on the earlier of: (A) the fourth grant date anniversary, provided that the average daily closing price of a share of the Company's common stock during any 20-consecutive-trading-day period (“Average Closing Price”) commencing on or after the grant date equals or exceeds a specified amount prior to the fourth grant date anniversary; or (B) the date that is the later of: (x) the date on which the Average Closing Price equals or exceeds a higher specified amount and (y) the fifth grant date anniversary of the Transaction Date, provided that it occurs not later than the seventh grant date anniversary. Under all vesting schedules, the RSUs will only vest provided the grantee's service to the Company has not terminated prior to the vesting date.

DSUs granted under the 2004 Plan to non-employee directors do not have an exercise price. The share-based compensation expense associated with the DSUs is based on the quoted market price of the Company's shares of common stock on the date of grant. DSUs vest on the grant date or evenly over the non-employee directors' current service terms, depending on the grant. All DSUs are to be settled in shares of the Company's common stock upon termination of the non-employee directors' service or one year after termination of the non-employee directors' service, depending on the grant.

A summary of restricted stock, RSUs and DSUs as of September 7, 2012 and changes during the period then ended is presented below:

	Predecessor
	Restricted Stock		Restricted Share Units		Deferred Stock Units
	Shares	Weighted- Average Grant Date Fair Value	Shares	Weighted- Average Grant Date Fair Value	Shares	Weighted- Average Grant Date Fair Value
Outstanding at December 30, 2011	2,300	$22.27	630,269	$14.69	124,019	$19.05
Granted	—	—	195,342	20.60	25,616	18.61
Vested	2,300	22.27	242,736	10.99	10,603	19.10
Forfeited	—	—	7,941	20.59	—	—
Outstanding at September 7, 2012	—	$—	574,934	$18.18	139,032	$18.97

The total fair value of restricted stock vested during the period December 31, 2011 through September 7, 2012, and the fiscal years ended 2011 and 2010 was less than $0.1 million, $3.8 million, and less than $0.1 million, respectively. The total fair value of RSUs vested during the period December 31, 2011 through September 7, 2012 and the fiscal years ended 2011 and 2010 was $4.7 million, $1.8 million, and $0.3 million, respectively. The total fair value of deferred stock units vested during the period from December 31, 2011 through September 7, 2012 was $0.2 million. No deferred stock units vested during the 2011 and 2010 fiscal years.

In connection with the Merger, all outstanding restricted share units and deferred stock units vested with a fair value of $14.7 million and $3.5 million, respectively. Subsequent to the Merger, there were no restricted stock, restricted shares units or deferred stock units outstanding.

EMPLOYEE BENEFIT PLAN	12 Months Ended
Dec. 28, 2012
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
EMPLOYEE BENEFIT PLAN
EMPLOYEE BENEFIT PLAN

The Company has a qualified profit sharing plan under Section 401(k) of the Internal Revenue Code. Pursuant to the 401(k) plan, the Company matches employee contributions at a rate of 25% of the first 5% contributed by the employees, up to a maximum of $3,125 per employee. Company contributions to the 401(k) plan were as follows (in thousands):

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
Company contributions	$371	$819	$1,120	$1,006

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 28, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

Lease Commitments

The Company leases its facilities, vehicles, and other equipment under operating and capital leases expiring at various dates through 2024. Minimum future rental payments under these operating and capital leases as of December 28, 2012 are as follows (in thousands):

Fiscal Year	Operating	Capital
2013	$29,120	$571
2014	25,410	228
2015	21,804	—
2016	17,045	—
2017	12,033	—
Thereafter	13,562	—
Total payments	$118,974	799
Less: Amount representing interest		(52)
Present value of minimum lease payments		747
Less: Current portion		(521)
Long term portion		$226

Certain of the leases provide that the Company pays taxes, insurance and other operating expenses applicable to the leased premises. Rent expense under all operating leases was as follows (in thousands):

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
Rent expense	$11,655	$25,541	$35,489	$33,183

Employment Agreements

The Company has employment agreements with various expiration dates through 2014 with certain officers and employees, unless terminated earlier by the Company, at combined salaries of $5.4 million, plus bonuses and subject to adjustments.

Contingent Liabilities

As of December 28, 2012 and December 30, 2011, the Company was contingently liable for outstanding letters of credit aggregating to $8.9 million and $8.3 million, respectively.

Legal Proceedings

On May 10, 2011, the Company was named as a defendant in an action filed before the Nineteenth Judicial Circuit Court of Lake County, Illinois, which was subsequently removed to the United States District Court for the Northern District of Illinois. The complaint alleges that the Company sent thousands of unsolicited fax advertisements to businesses nationwide in violation of the Telephone Consumer Protection Act of 1991, as amended by the Junk Fax Prevention Act of 2005 (“TCPA”). At the time of filing the complaint, the plaintiff also filed a motion asking the Court to certify a class of plaintiffs comprised of businesses who allegedly received unsolicited fax advertisements from the Company. Other reported TCPA claims have resulted in a broad range of outcomes, with each case being dependent on its own unique set of facts and circumstances. Accordingly, the Company cannot reasonably estimate the amount of loss, if any, arising from this matter. The Company is vigorously contesting class action certification and liability, and will continue to evaluate its defenses based upon its internal review, advice from external legal counsel and investigation of prior events, new information, and future circumstances.

The Company is involved in various other legal proceedings in the ordinary course of its business that are not anticipated to have a material effect on the Company’s consolidated financial statements.

Because the outcome of litigation is inherently uncertain, the Company may not prevail in these proceedings and the ultimate exposure cannot be estimated if the Company were not to prevail. Accordingly, any rulings against the Company could have a material adverse effect on the consolidated financial statements.

INTEREST AND OTHER INCOME	12 Months Ended
Dec. 28, 2012
Other Income Disclosure, Nonoperating [Abstract]
INTEREST AND OTHER INCOME
INTEREST AND OTHER INCOME

Interest and other income consisted of the following during 2012, 2011 and 2010 (in thousands):

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010

Interest income	$15	$18	$28	$138
Other income	578	1,481	1,864	1,624
	$593	$1,499	$1,892	$1,762

INCOME TAXES	12 Months Ended
Dec. 28, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES

The Company files numerous consolidated and separate income tax returns in the U.S. federal jurisdiction and in many state and foreign jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal income tax examinations for years before 2009 and is no longer subject to state and local, or foreign income tax examinations by tax authorities for years before 2008.

The (benefit) provision for income taxes for 2012, 2011 and 2010, is as follows (in thousands):

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
Current:
Federal	$(15,232)	$3,150	$13,816	$12,979
State	2,656	383	2,042	3,083
Foreign	78	176	262	263
	(12,498)	3,709	16,120	16,325
Deferred:
Federal	4,744	6,842	6,435	2,640
State	(2,749)	833	1,323	141
Foreign	—	—	(41)	(277)
	1,995	7,675	7,717	2,504
	$(10,503)	$11,384	$23,837	$18,829

As of December 28, 2012, the approximate amount of earnings of foreign subsidiaries that the Company considers permanently reinvested and for which deferred taxes have not been provided was $14.7 million. Because of the availability of U.S. foreign tax credits, it is not practicable to determine the U.S. federal income tax impact if such earnings were not permanently reinvested.

The Company has foreign tax credits in the amount of $0.6 million which may be used to offset future foreign source income taxable in the U.S. If not used, the foreign tax credits will expire at the end of 2013.

The components of (loss) income before income taxes for 2012, 2011 and 2010 were as follows (in thousands):

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
United States	$(39,202)	$23,581	$60,863	$46,711
Foreign	255	627	648	39
Total	$(38,947)	$24,208	$61,511	$46,750

The reconciliation of the provision for income taxes at the federal statutory tax rate to the provision for income taxes for 2012, 2011 and 2010 is as follows:

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
Federal statutory tax rate	35.00%	35.00%	35.00%	35.00%
State and local income taxes, net of Federal benefit	2.64	5.02	4.31	4.24
Foreign income taxes	0.03	0.73	(0.01)	(0.06)
Merger related expenses	(10.39)	5.73	—	—
Nondeductible expenses and other	(0.31)	0.55	(0.55)	1.10
	26.97%	47.03%	38.75%	40.28%

Deferred income taxes result primarily from temporary differences in the recognition of certain expenses for financial and income tax reporting purposes. The components of the Company's deferred tax assets and liabilities as of December 28, 2012 and December 30, 2011 consist of the following (in thousands):

	Successor	Predecessor
	December 28, 2012	December 30, 2011
Deferred tax assets:
Inventories	$7,103	$8,105
Share-based compensation	4,362	6,262
Net operating loss and tax credit carryforwards	2,720	592
Accrued workers compensation	2,137	1,838
Accrued bonus	1,637	1,387
Lease incentive obligation	1,531	1,823
Accrued vacation	1,280	1,228
Allowance for doubtful accounts	873	479
Deferred rent	128	1,471
Closing costs accrual	—	28
Other	848	723
Total deferred tax assets	22,619	23,936
Deferred tax liabilities:
Intangibles	(173,204)	(42,748)
Depreciation	(11,668)	(13,573)
Fair value premium on OpCo Notes	(8,323)	—
Other	(2,689)	(2,653)
Total deferred tax liabilities	(195,884)	(58,974)
Net deferred tax liabilities	$(173,265)	$(35,038)

Unrecognized Tax Benefits

In accordance with US GAAP, the Company will recognize the impact of a tax position if a position is "more likely than not" to prevail.

A reconciliation of the beginning and ending unrecognized tax benefits for the period from September 8, 2012 through December 28, 2012 (Successor) is as follows (in thousands):

Successor
For the period September 8, 2012 through December 28, 2012
Balance at September 8, 2012	$152
Increases related to prior year tax positions	817
Increases related to current year tax positions	566
Balance at December 28, 2012	$1,535

There were no material uncertain tax positions as of September 7, 2012, December 30, 2011, or December 31, 2010.

The unrecognized tax benefit, if recognized, would not have a material effect on the effective tax rate at December 28, 2012.

The Company recognizes potential penalties and interest related to unrecognized tax benefits within its statements of operations as selling, general and administrative expenses and interest expense, respectively. To the extent penalties and interest are not assessed with respect to uncertain tax positions, amounts accrued will be reduced and reflected as a reduction of selling, general and administrative expenses and interest expense, respectively. For the year ended December 28, 2012, the Company recorded an interest expense of $0.1 million.
The unrecognized tax benefit with respect to certain of the Company's tax positions may increase or decrease over the next twelve months; however, management does not expect the change, if any, to have a material effect on the Company's financial position or results of operations within the next twelve months.
During 2012, the IRS began an examination of the company's federal income tax return for the fiscal years 2009-2010. While the Company is not presently aware of any proposed adjustments, the examination remains ongoing and therefore the Company cannot determine at this time the impact this examination will have on the Company's financial condition or results of operations.

GUARANTOR SUBSIDIARIES	12 Months Ended
Dec. 28, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
GUARANTOR SUBSIDIARIES
GUARANTOR SUBSIDIARIES

The OpCo Notes of Interline New Jersey (the “Subsidiary Issuer”), issued in November 2010, are fully and unconditionally guaranteed, jointly and severally, on an unsecured senior basis by Interline Brands, Inc. (the “Parent Company”) and all of Interline New Jersey’s 100% owned domestic subsidiaries: JanPak, Inc., Wilmar Holdings, Inc., Wilmar Financial, Inc., and Glenwood Acquisition LLC (collectively the “Guarantor Subsidiaries”). The guarantees by the Parent Company and the Guarantor Subsidiaries are senior to any of their existing and future subordinated obligations, equal in right of payment with any of their existing senior subordinated indebtedness, subordinated to any of their senior indebtedness outstanding prior to the Merger and equal in right of payment to any senior indebtedness outstanding as of the Merger Date and any future senior indebtedness.

The Parent Company conducts virtually all of its business operations through the Subsidiary Issuer. Accordingly, the Parent Company’s only material sources of cash are dividends and distributions with respect to its ownership interests in the Subsidiary Issuer that are derived from the earnings and cash flow generated by the Subsidiary Issuer. For the period December 31, 2011 through September 7, 2012, dividends totaling $1.5 million have been paid to the Parent Company from the Subsidiary Issuer for the purpose of funding share repurchases to satisfy minimum tax withholding requirements on share-based compensation. On September 8, 2012, a dividend of $162.3 million was paid to the Parent Company from the Subsidiary Issuer for the purpose of funding the Merger transactions. Through December 30, 2011, dividends totaling $26.2 million have been paid to the Parent Company from the Subsidiary Issuer for the purpose of funding the share repurchase that occurred during that year.

Effective July 2, 2012, all of the preferred stock between the Parent and the Subsidiary Issuer was canceled and retired.

The following tables set forth, on a condensed consolidating basis, the balance sheets, statements of operations and comprehensive (loss) income, and statements of cash flows for the Parent Company, Subsidiary Issuer and Guarantor Subsidiaries for all financial statement periods presented in the Company’s consolidated financial statements. The non-guarantor subsidiaries are minor and are included in the condensed financial data of the Subsidiary Issuer. The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Parent Company or the Guarantor Subsidiaries; therefore, the following tables do not reflect any such allocation.

The condensed consolidating financial statements presented below for the period ended December 28, 2012 and from September 8, 2012 through December 28, 2012 (the Successor period) reflect the historical accounting basis for the Subsidiary Issuer and for the Guarantor Subsidiaries, with the exception of JanPak, which is recorded at fair value. Certain purchase accounting adjustments resulting from the Merger are reflected in the consolidating adjustments column.

CONDENSED CONSOLIDATING BALANCE SHEET
AS OF DECEMBER 28, 2012
SUCCESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$1,455	$13,803	$2,247	$—	$17,505
Accounts receivable - trade, net	—	134,269	23,268	—	157,537
Inventories	—	225,829	25,295	—	251,124
Intercompany receivable	18,384	4,878	—	(23,262)	—
Other current assets	37,635	24,297	5,097	(170)	66,859
Total current assets	57,474	403,076	55,907	(23,432)	493,025

Property and equipment, net	—	56,926	4,843	—	61,769
Goodwill	—	346,025	15,982	146,081	508,088
Other intangible assets, net	16,070	135,038	32,600	293,180	476,888
Investment in subsidiaries	812,059	99,321	—	(911,380)	—
Other assets	—	2,174	7,412	—	9,586
Total assets	$885,603	$1,042,560	$116,744	$(495,551)	$1,549,356

LIABILITIES AND STOCKHOLDERS' EQUITY
Current Liabilities:
Accounts payable	$—	$106,051	$7,552	$—	$113,603
Accrued expenses and other current liabilities	33,999	32,408	4,852	(3,651)	67,608
Intercompany payable	—	18,384	4,878	(23,262)	—
Current portion of capital leases	—	521	—	—	521
Total current liabilities	33,999	157,364	17,282	(26,913)	181,732

Long-Term Liabilities:
Long-term debt and capital leases, net of current portion	365,000	427,726	—	21,494	814,220
Other liabilities	129,134	69,011	141	(2,352)	195,934
Total liabilities	528,133	654,101	17,423	(7,771)	1,191,886

Stockholders' equity	357,470	388,459	99,321	(487,780)	357,470
Total liabilities and stockholders' equity	$885,603	$1,042,560	$116,744	$(495,551)	$1,549,356

CONDENSED CONSOLIDATING BALANCE SHEET
AS OF DECEMBER 30, 2011
PREDECESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$—	$97,061	$38	$—	$97,099
Accounts receivable - trade, net	—	128,383	—	—	128,383
Inventories	—	221,225	—	—	221,225
Intercompany receivable	—	—	158,003	(158,003)	—
Other current assets	—	45,764	5	(1,623)	44,146
Total current assets	—	492,433	158,046	(159,626)	490,853

Property and equipment, net	—	57,728	—	—	57,728
Goodwill	—	344,478	—	—	344,478
Other intangible assets, net	—	134,377	—	—	134,377
Investment in subsidiaries	514,445	163,147	—	(677,592)	—
Other assets	—	2,298	6,724	—	9,022
Total assets	$514,445	$1,194,461	$164,770	$(837,218)	$1,036,458

LIABILITIES AND STOCKHOLDERS' EQUITY
Current Liabilities:
Accounts payable	$—	$109,438	$—	$—	$109,438
Accrued expenses and other current liabilities	—	54,797	1,623	(1,623)	54,797
Intercompany payable	—	158,003	—	(158,003)	—
Current portion of capital leases	—	669	—	—	669
Total current liabilities	—	322,907	1,623	(159,626)	164,904

Long-Term Liabilities:
Long-term debt and capital leases, net of current portion	—	300,726	—	—	300,726
Other liabilities	—	56,383	—	—	56,383
Total liabilities	—	680,016	1,623	(159,626)	522,013

Senior preferred stock	—	999,139	—	(999,139)	—

Stockholders' equity (deficit)	514,445	(484,694)	163,147	321,547	514,445
Total liabilities and stockholders' equity	$514,445	$1,194,461	$164,770	$(837,218)	$1,036,458

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries(1)	Consolidating Adjustments	Consolidated
Net sales	$—	$394,322	$10,271	$—	$404,593
Cost of sales	—	248,666	7,683	—	256,349
Gross profit	—	145,656	2,588	—	148,244

Operating Expenses:
Selling, general and administrative expenses	19	118,765	2,379	(5,630)	115,533
Depreciation and amortization	—	8,089	11	4,737	12,837
Merger related expenses	27,900	11,741	—	—	39,641
Other operating income	—	—	(5,909)	5,909	—
Operating (loss) income	(27,919)	7,061	6,107	(5,016)	(19,767)

Equity earnings of subsidiaries	(20)	(4,686)	—	4,706	—

Interest and other (expense) income, net	(12,089)	(9,394)	1,070	1,233	(19,180)
(Loss) income before income taxes	(39,988)	2,353	7,177	(8,489)	(38,947)
Income tax (benefit) provision	(11,544)	(1,450)	2,491	—	(10,503)
Net (loss) income	(28,444)	3,803	4,686	(8,489)	(28,444)
Other comprehensive loss	(33)	(33)	—	33	(33)
Comprehensive (loss) income	$(28,477)	$3,770	$4,686	$(8,456)	$(28,477)
____________________

(1)
The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Guarantor Subsidiaries; therefore, the results for the Guarantor Subsidiaries do not reflect any such allocation.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
FOR THE PERIOD DECEMBER 31, 2011 THROUGH SEPTEMBER 7, 2012
PREDECESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries(1)	Consolidating Adjustments	Consolidated
Net sales	$—	$917,752	$—	$—	$917,752
Cost of sales	—	584,033	—	—	584,033
Gross profit	—	333,719	—	—	333,719

Operating Expenses:
Selling, general and administrative expenses	—	269,138	13	(13,742)	255,409
Depreciation and amortization	—	17,707	—	—	17,707
Merger related expenses	—	19,049	—	—	19,049
Other operating income	—	—	(13,742)	13,742	—
Operating income	—	27,825	13,729	—	41,554

Equity earnings of subsidiaries	(12,824)	(10,881)	—	23,705	—

Loss on extinguishment of debt, net	—	(2,214)	—	—	(2,214)
Interest and other (expense) income, net	—	(17,610)	2,478	—	(15,132)
Income before income taxes	12,824	18,882	16,207	(23,705)	24,208
Income tax provision	—	6,058	5,326	—	11,384
Net income	12,824	12,824	10,881	(23,705)	12,824
Preferred stock dividends	—	(70,965)	—	70,965	—
Net income (loss) attributable to common stockholders	12,824	(58,141)	10,881	47,260	12,824
Other comprehensive income	303	303	—	(303)	303
Comprehensive income (loss)	$13,127	$(57,838)	$10,881	$46,957	$13,127
____________________

(1)
The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Guarantor Subsidiaries; therefore, the results for the Guarantor Subsidiaries do not reflect any such allocation.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
FOR THE FISCAL YEAR ENDED DECEMBER 30, 2011
PREDECESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries(1)	Consolidating Adjustments	Consolidated
Net sales	$—	$1,249,484	$—	$—	$1,249,484
Cost of sales	—	787,017	—	—	787,017
Gross profit	—	462,467	—	—	462,467

Operating Expenses:
Selling, general and administrative expenses	—	373,719	55	(19,020)	354,754
Depreciation and amortization	—	23,739	—	—	23,739
Other operating income	—	—	(19,020)	19,020	—
Operating income	—	65,009	18,965	—	83,974

Equity earnings of subsidiaries	(37,674)	(14,923)	—	52,597	—

Interest and other (expense) income, net	—	(25,710)	3,247	—	(22,463)
Income before income taxes	37,674	54,222	22,212	(52,597)	61,511
Income tax provision	—	16,548	7,289	—	23,837
Net income	37,674	37,674	14,923	(52,597)	37,674
Preferred stock dividends	—	(128,125)	—	128,125	—
Net income (loss) attributable to common stockholders	37,674	(90,451)	14,923	75,528	37,674
Other comprehensive loss	(177)	(177)	—	177	(177)
Comprehensive income (loss)	$37,497	$(90,628)	$14,923	$75,705	$37,497
____________________

(1)
The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Guarantor Subsidiaries; therefore, the results for the Guarantor Subsidiaries do not reflect any such allocation.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
FOR THE FISCAL YEAR ENDED DECEMBER 31, 2010
PREDECESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries(1)	Consolidating Adjustments	Consolidated
Net sales	$—	$1,086,989	$—	$—	$1,086,989
Cost of sales	—	672,745	—	—	672,745
Gross profit	—	414,244	—	—	414,244

Operating Expenses:
Selling, general and administrative expenses	—	334,827	30	(16,037)	318,820
Depreciation and amortization	—	20,240	—	—	20,240
Other operating income	—	—	(16,037)	16,037	—
Operating income	—	59,177	16,007	—	75,184

Equity earnings of subsidiaries	(27,921)	(12,868)	—	40,789	—

Loss on extinguishment of debt, net	—	(11,486)	—	—	(11,486)
Interest and other (expense) income, net	—	(19,973)	3,025	—	(16,948)
Income before income taxes	27,921	40,586	19,032	(40,789)	46,750
Income tax provision	—	12,665	6,164	—	18,829
Net income	27,921	27,921	12,868	(40,789)	27,921
Preferred stock dividends	—	(113,659)	—	113,659	—
Net income (loss) attributable to common stockholders	27,921	(85,738)	12,868	72,870	27,921
Other comprehensive income	382	382	—	(382)	382
Comprehensive income (loss)	$28,303	$(85,356)	$12,868	$72,488	$28,303
____________________

(1)
The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Guarantor Subsidiaries; therefore, the results for the Guarantor Subsidiaries do not reflect any such allocation.

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash (used in) provided by operating activities	$(24,005)	$25,998	$2,357	$—	$4,350
Cash Flows from Investing Activities:
Acquisition of Interline Brands, Inc.	(825,717)	—	—	—	(825,717)
Purchases of property and equipment, net	—	(5,748)	—	—	(5,748)
Dividends received from subsidiary issuer	162,262	—	—	(162,262)	—
Purchase of business, net of cash acquired	—	(82,500)	—	—	(82,500)
Net cash used in investing activities	(663,455)	(88,248)	—	(162,262)	(913,965)
Cash Flows from Financing Activities:
Proceeds from equity contributions, net	350,886	—	—	—	350,886
Increase in purchase card payable, net	—	1,289	—	—	1,289
Proceeds from issuance of HoldCo Notes	365,000	—	—	—	365,000
Proceeds from ABL Facility	—	217,500	—	—	217,500
Repayments on ABL Facility	—	(90,000)	—	—	(90,000)
Payment of debt financing costs	(16,701)	(9,652)	—	—	(26,353)
Payments on capital lease obligations	—	(193)	—	—	(193)
Proceeds from issuance of common stock	1,454	—	—	—	1,454
Dividends paid to parent company	—	(162,262)	—	162,262	—
Intercompany activity	(11,724)	11,909	(185)	—	—
Net cash provided by (used in) financing activities	688,915	(31,409)	(185)	162,262	819,583
Effect of exchange rate changes on cash and cash equivalents	—	(65)	—	—	(65)
Net increase (decrease) in cash and cash equivalents	1,455	(93,724)	2,172	—	(90,097)
Cash and cash equivalents at beginning of period	—	107,527	75	—	107,602
Cash and cash equivalents at end of period	$1,455	$13,803	$2,247	$—	$17,505

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE PERIOD DECEMBER 31, 2011 THROUGH SEPTEMBER 7, 2012
PREDECESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by operating activities	$—	$24,917	$37	$—	$24,954
Cash Flows from Investing Activities:
Purchases of property and equipment, net	—	(11,966)	—	—	(11,966)
Dividends received from subsidiary issuer	1,450	—	—	(1,450)	—
Other	—	(3,278)	—	—	(3,278)
Net cash provided by (used in) investing activities	1,450	(15,244)	—	(1,450)	(15,244)
Cash Flows from Financing Activities:
Decrease in purchase card payable, net	—	(3,840)	—	—	(3,840)
Payment of debt financing costs	—	(355)	—	—	(355)
Payments on capital lease obligations	—	(456)	—	—	(456)
Purchases of treasury stock	(1,450)	—	—	—	(1,450)
Dividends paid to parent company	—	(1,450)	—	1,450	—
Other	—	6,761	—	—	6,761
Net cash (used in) provided by financing activities	(1,450)	660	—	1,450	660
Effect of exchange rate changes on cash and cash equivalents	—	133	—	—	133
Net increase in cash and cash equivalents	—	10,466	37	—	10,503
Cash and cash equivalents at beginning of period	—	97,061	38	—	97,099
Cash and cash equivalents at end of period	$—	$107,527	$75	$—	$107,602

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE FISCAL YEAR ENDED DECEMBER 30, 2011
PREDECESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by (used in) operating activities	$—	$72,944	$(76)	$—	$72,868
Cash Flows from Investing Activities:
Purchases of property and equipment, net	—	(19,371)	—	—	(19,371)
Proceeds from sales and maturities of short-term investments	—	100	—	—	100
Purchase of businesses, net of cash acquired	—	(9,695)	—	—	(9,695)
Dividends received from subsidiary issuer	26,178	—	—	(26,178)	—
Other	—	(52)	—	52	—
Net cash provided by (used in) investing activities	26,178	(29,018)	—	(26,126)	(28,966)
Cash Flows from Financing Activities:
Increase in purchase card payable, net	—	5,536	—	—	5,536
Repayment of debt and capital lease obligations	—	(645)	—	—	(645)
Repayment of 8 1/8% senior subordinated notes	—	(13,358)	—	—	(13,358)
Payment of debt financing costs	—	(29)	—	—	(29)
Purchases of treasury stock	(26,178)	—	—	—	(26,178)
Dividends paid to parent company	—	(26,178)	—	26,178	—
Other	—	959	52	(52)	959
Net cash (used in) provided by financing activities	(26,178)	(33,715)	52	26,126	(33,715)
Effect of exchange rate changes on cash and cash equivalents	—	(69)	—	—	(69)
Net increase (decrease) in cash and cash equivalents	—	10,142	(24)	—	10,118
Cash and cash equivalents at beginning of period	—	86,919	62	—	86,981
Cash and cash equivalents at end of period	$—	$97,061	$38	$—	$97,099

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE FISCAL YEAR ENDED DECEMBER 31, 2010
PREDECESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by (used in) operating activities	$—	$60,882	$(122)	$—	$60,760
Cash Flows from Investing Activities:
Purchases of property and equipment, net	—	(17,729)	—	—	(17,729)
Purchase of short-term investments	—	(2,955)	—	—	(2,955)
Proceeds from sales and maturities of short-term investments	—	4,334	—	—	4,334
Purchase of businesses, net of cash acquired	—	(54,781)	—	—	(54,781)
Other	—	(131)	—	131	—
Net cash used in investing activities	—	(71,262)	—	131	(71,131)
Cash Flows from Financing Activities:
Decrease in purchase card payable, net	—	(3,471)	—	—	(3,471)
Repayment of debt and capital lease obligations	—	(156,167)	—	—	(156,167)
Repayment of 8 1/8% senior subordinated notes	—	(137,323)	—	—	(137,323)
Payment of tender premiums and expenses	—	(6,338)	—	—	(6,338)
Proceeds from issuance of OpCo Notes	—	300,000	—	—	300,000
Payment of debt issuance costs	—	(10,378)	—	—	(10,378)
Other	—	11,661	131	(131)	11,661
Net cash (used in) provided by financing activities	—	(2,016)	131	(131)	(2,016)
Effect of exchange rate changes on cash and cash equivalents	—	145	—	—	145
Net (decrease) increase in cash and cash equivalents	—	(12,251)	9	—	(12,242)
Cash and cash equivalents at beginning of period	—	99,170	53	—	99,223
Cash and cash equivalents at end of period	$—	$86,919	$62	$—	$86,981

QUARTERLY RESULTS OF OPERATIONS	12 Months Ended
Dec. 28, 2012
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY RESULTS OF OPERATIONS
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The following is a summary of the Company's quarterly results of operations for 2012 and 2011 (in thousands):

	For the fiscal year ended December 28, 2012
	Predecessor			Successor
			June 30, 2012 through September 7, 2012	September 8, 2012 through September 28, 2012
	First Quarter	Second Quarter			Fourth Quarter
Net sales	$313,582	$334,821	$269,349	$80,901	$323,692
Gross profit	115,611	121,053	97,055	30,300	117,944
Net income (loss)	7,465	9,021	(3,662)	(24,714)	(3,730)

	For the fiscal year ended December 30, 2011
	Predecessor
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net sales	$297,417	$317,679	$331,349	$303,039
Gross profit	110,941	116,134	122,341	113,051
Net income	6,883	9,856	12,382	8,553

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 28, 2012
Accounting Policies [Abstract]
Principles of Consolidation [Policy Text Block]
Principles of Consolidation

The consolidated financial statements include the accounts of Interline Brands, Inc. and all of its wholly-owned subsidiaries. These statements have been prepared in accordance with US GAAP. All intercompany balances and transactions have been eliminated in consolidation.

Fiscal Year [Policy Text Block]
Fiscal Year

The Company operates on a 52-53 week fiscal year, which ends on the last Friday in December. As a result of the Merger that occurred on September 7, 2012, the 2012 fiscal year is comprised of two periods, the 16-week Successor period from September 8, 2012 through December 28, 2012, and the 36 week Predecessor period from December 31, 2011 through September 7, 2012. The fiscal year ended December 30, 2011 was a 52 week year. The fiscal year ended December 31, 2010 was a 53 week year. References herein to 2012, 2011 and 2010 are for the 2012 Successor and Predecessor periods, and the fiscal years ended December 30, 2011 and December 31, 2010, respectively.

Estimates [Policy Text Block]
Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates and assumptions.

Fair Value of Financial Instruments [Policy Text Block]
Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Disclosure about how fair value is determined for assets and liabilities is based on a hierarchy established from the significant levels of inputs as follows:

Level 1	quoted prices in active markets for identical assets or liabilities;

Level 2	quoted prices in active markets for similar assets and liabilities and inputs that are observable for the asset or liability; or

Level 3	unobservable inputs, such as discounted cash flow models or valuations.

The determination of where assets and liabilities fall within this hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The fair value of cash and cash equivalents, accounts receivable, and accounts payable approximate the carrying amount because of the short maturities of these items.

The fair value of the Company’s ABL facility, OpCo Notes, and HoldCo Notes (as defined in Note 10. Debt) is determined by quoted market prices and other inputs that are observable for these liabilities, which are Level 2 inputs.

Foreign Currency Translation [Policy Text Block]
Foreign Currency Translation

Assets and liabilities of the Company's foreign subsidiaries, where the functional currency is the local currency, are translated into United States dollars at the year-end exchange rate. Revenues and expenses are translated using average exchange rates prevailing during the year.

Cash and Cash Equivalents [Policy Text Block]	Cash and Cash Equivalents Cash and cash equivalents consist of cash and highly liquid investments that can be readily converted into cash or that have an original maturity of three months or less.
Concentrations of Credit Risk [Policy Text Block]
Concentrations of Credit Risk

Financial instruments, which potentially subject the Company to concentration of credit risk, consist principally of accounts receivable. The Company's accounts receivable are principally from facilities maintenance, professional contractor and specialty distributor customers in the United States and Canada. Concentration of credit risk with respect to accounts receivable is limited due to the large number of customers comprising the Company's customer base. The Company performs credit evaluations of its customers; however, the Company's policy is not to require collateral.

Allowance for Doubtful Accounts [Policy Text Block]
Allowance for Doubtful Accounts

The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make payments. The allowance for doubtful accounts is estimated using factors such as past collection history and general risk profile. Receivables are charged against the allowance for doubtful accounts when it is probable that the receivable will not be recovered.

Inventories [Policy Text Block]
Inventories

Inventories, consisting substantially of finished goods, are valued at the lower of cost or market. Inventory cost is determined using the weighted-average cost method. The Company adjusts inventory for excess and obsolete inventory and for the difference by which the cost of the inventory exceeds the estimated market value. In order to determine the adjustments, management reviews inventory quantities on hand, slow movement reports and sales history reports. Management estimates the required adjustment based on estimated demand for products and market conditions. To the extent historical results are not indicative of future results and if events occur that affect the Company's relationships with suppliers or the salability of their products, additional write-offs may be needed that will increase cost of sales and decrease inventory.

Vendor Rebates [Policy Text Block]
Vendor Rebates

Many of the Company's arrangements with its vendors provide for the Company to receive a rebate of a specified amount of consideration, payable to the Company when the Company achieves any of a number of measures, generally related to the volume level of purchases from its vendors. The Company accounts for such rebates as a reduction of the prices of the vendor's products and therefore as a reduction of inventory until it sells the product, at which time such rebates reduce cost of sales in the Company's statement of operations. Throughout the year, the Company estimates the amount of rebates earned based on estimated purchases to date relative to the purchase levels that mark the Company's progress toward earning the rebates. The Company continually revises these estimates to reflect actual rebates earned based on actual purchase levels.

Property and Equipment [Policy Text Block]
Property and Equipment

Property and equipment purchased in the normal course of business is stated at cost, net of accumulated depreciation. Expenditures for additions, renewals and betterments are capitalized. Expenditures for maintenance and repairs are charged to expense as incurred. Property and equipment acquired in connection with acquisitions are recorded at amounts which approximate fair market value as of the date of the acquisition. Upon the retirement or disposal of assets, the cost and accumulated depreciation or amortization is eliminated from the accounts and the resulting gain or loss is credited or charged to operations.

Leasehold improvements and assets under capital leases are amortized, using the straight-line method, over the lesser of the estimated useful lives or the term of the lease. Lease incentive obligations accrued as a result of leasehold improvements are amortized as a decrease in rent expense over the life of the related leasehold improvements.

Costs of Computer Software Developed or Obtained for Internal Use [Policy Text Block]
Costs of Computer Software Developed or Obtained for Internal Use

The Company capitalizes costs related to internally developed software and amortizes those costs over five years. Only costs incurred during the development stage, including design, coding, installation and testing are capitalized. These capitalized costs consist of both internal labor costs as well as third party contract costs directly associated with the software development. Upgrades or modifications that result in additional functionality are capitalized.

Goodwill [Policy Text Block]
Goodwill

Goodwill represents the excess of the cost of acquired companies over the fair value of their net assets. The Company performs a goodwill impairment analysis, using the two-step method, on an annual basis and whenever events or changes in circumstances indicate that the carrying value may not be recoverable. The Company has elected to perform its annual goodwill impairment test as of the last day of each fiscal year. The recoverability of goodwill is measured at the reporting unit level, which the Company has determined to be consistent with its operating segment, by comparing the reporting unit's carrying amount, including goodwill, to the fair market value of the reporting unit. The Company determines the fair market value of its reporting unit based on a weighting of both the present value of future projected cash flows (the “income approach”) and the use of comparative market multiples (the “market approach”). The market approach compares the Company's reporting unit to other comparable companies based on valuation multiples to arrive at fair value. The income approach is based on assumptions that are consistent with the Company's estimates of future cash flows. Due to the proximity of the Merger Date to the fiscal 2012 year-end, the prior transaction method was also used in the valuation of goodwill and other intangibles for the December 28, 2012 impairment evaluation. The Merger represented a third-party transaction at fair market value as assessed at the date of the transaction. The determination of whether goodwill has become impaired involves a significant level of judgment in the assumptions underlying the approach used to determine the value of the Company's reporting unit, including assumptions related to future growth rates, discount factors and tax rates, among other considerations. Changes in the Company's strategy or assumptions, environmental or other regulations, and/or operating, economic or market conditions could significantly impact these judgments. The Company monitors these conditions and other factors to determine if interim impairment tests are necessary in future periods. Changes in conditions that occur after the annual impairment analysis and that impact these assumptions may result in a future goodwill impairment charge, which could be material. The Company has not identified any impairment losses with respect to goodwill for any period presented.

Other Intangible Assets [Policy Text Block]
Other Intangible Assets

Other intangible assets include amounts assigned to trademarks, customer lists and relationships, non-compete agreements and deferred debt issuance costs. Other intangibles are amortized over their useful lives, 7 to 19 years for customer lists and relationships, and over the term of the agreements for non-compete arrangements. Customer lists and relationships are amortized on either a straight-line or accelerated basis, depending on the characteristics of the asset at the beginning of its life. Deferred debt issuance costs are amortized as a component of interest expense over the term of the related debt using the effective interest method or a method that approximates the effective interest method. The Company has determined that its trademarks have indefinite lives and has elected to perform its annual impairment test on indefinite-lived assets as of the last day of each year. The Company has not identified any impairment losses with respect to trademarks for any period presented.

Impairment of Long-Lived Assets [Policy Text Block]
Impairment of Long-Lived Assets

The Company evaluates its long-lived assets for impairment on an annual basis or when an event occurs or circumstances change that would indicate that the fair value of the long-lived asset has fallen below its carrying amount. Such evaluations include an assessment of customer retention, cash flow projections and other factors the Company believes are relevant. The discounted future expected net cash flows of each identifiable asset are used to measure impairment losses. The determination of whether long-lived assets have become impaired involves a significant level of judgment in the assumptions underlying the approach used to determine the value of the long-lived asset. Changes in the Company's strategy or assumptions, environmental or other regulations, and/or market conditions could significantly impact these judgments. The Company monitors market conditions and other factors to determine if interim impairment tests are necessary. The Company has not identified any impairment losses with respect to long-lived assets for any period presented.

Risk Insurance [Policy Text Block]
Risk Insurance

The Company has a $0.4 million self-insured retention per occurrence in connection with its workers' compensation and auto insurance policies (collectively “Risk Insurance”). The Company accrues its estimated cost in connection with its portion of its Risk Insurance losses using an actuarial methodology based on claims filed, historical development factors and an estimate of claims incurred but not yet reported. The Company does not discount its workers compensation reserve. Claims paid are charged against the reserve.

Taxes Collected and Remitted [Policy Text Block]	Taxes Collected and Remitted The Company records non-income taxes collected from customers and remitted to governmental agencies on a net basis.
Revenue Recognition [Policy Text Block]
Revenue Recognition

The following four basic criteria must be met before the Company recognizes revenue:

•	persuasive evidence of an arrangement exists;

•	delivery has occurred or services have been rendered;

•	the price to the buyer is fixed or determinable; and

•	collectability is reasonably assured.

The Company recognizes a sale when the risk of loss has passed to the customer. For goods shipped by third party carriers, the Company recognizes revenue upon shipment since the terms are generally FOB shipping point. For goods delivered on the Company's dedicated fleet of trucks, the Company recognizes revenue upon delivery to the customer. Sales are recorded net of estimated discounts, rebates and returns. A portion of the Company's sales are delivered direct from the suppliers. These direct-shipment sales are recorded on a gross basis, with the corresponding cost of goods sold. The Company bills some shipping and handling costs to its customers and has included this amount in revenue. The Company provides product return and protection rights to certain customers. A provision is made for estimated product returns based on sales volumes and our experience. Actual returns have not varied materially from amounts provided historically.

Cost of Sales [Policy Text Block]	Cost of Sales Cost of sales includes merchandise costs less vendor rebates, freight-in and a portion of operating costs related to the activities of some of our regional replenishment centers.
Shipping and Handling Costs [Policy Text Block]	Shipping and Handling Costs Shipping and handling costs to customers have been included in selling, general and administrative expenses on the consolidated statements of operations.
Advertising Costs [Policy Text Block]	Advertising Costs Costs of producing and distributing sales catalogs and promotional flyers are capitalized and charged to expense over the life of the related catalog and promotional flyers.
Share-Based Compensation [Policy Text Block]
Share-Based Compensation

For awards containing only service conditions, the Company recognizes share-based compensation cost on a straight-line basis over the expected vesting period or to the retirement eligibility date, if less than the vesting period. For awards with performance conditions, the Company recognizes share-based compensation cost on a straight-line basis for each performance criteria tranche over the implied service period when the Company believes it is probable that the performance targets, as defined in the agreements, will be achieved. In addition, the Company estimates the amount of expected forfeitures when calculating share-based compensation costs.

Income Taxes [Policy Text Block]
Income Taxes

Taxes on income are provided using an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement carrying values and the tax bases of assets and liabilities that will result in taxable or deductible amounts in the future. Such deferred income tax asset and liability computations are based on enacted tax laws and rates applicable to periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

Accounting for income taxes requires the Company to exercise judgment in evaluating uncertain tax positions taken by the Company. The Company accounts for uncertainty in income taxes in accordance with US GAAP. The final outcome of these tax uncertainties is dependent upon various matters including tax examinations, legal proceedings, changes in regulatory tax laws, or interpretation of those tax laws, or expiration of statutes of limitation. The Company recognizes potential penalties and interest related to unrecognized tax benefits within its statements of operations as selling, general and administrative expenses and interest expense, respectively. To the extent penalties and interest are not assessed with respect to uncertain tax positions, amounts accrued will be reduced and reflected as a reduction of selling, general and administrative expenses and interest expense, respectively.

Segment Information [Policy Text Block]
The Company has one operating segment and, therefore, one reportable segment, the distribution of MRO products into the facilities maintenance end-market. The Company’s revenues and assets outside the United States are not significant.

Recently Issued and Adopted Accounting Guidance [Policy Text Block]
Recently Adopted Accounting Guidance

In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (“ASU 2011-04”). The amendments in ASU 2011-04 provide clarification of certain fair value concepts such as principal market determination; valuation premise and highest and best use; measuring fair value of instruments with offsetting market or counterparty credit risks; blockage factor and other premiums and discounts; and liabilities and instruments classified in shareholders' equity. In addition, the pronouncement provides guidance for new disclosures such as transfers between Level 1 and Level 2 of the fair value hierarchy; Level 3 fair value measurements; an entity's use of an asset when it is different from its highest and best use; and fair value hierarchy disclosures for financial instruments not measured at fair value but disclosed. Effective December 31, 2011, the Company adopted the fair value measurement and disclosure requirements. The adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (“ASU 2011-05”), as amended by ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (“ASU 2011-12”). This pronouncement brings consistency to the way reporting entities disclose comprehensive income in their consolidated financial statements and related notes. ASU 2011-05, as amended by ASU 2011-12, no longer permits disclosure of comprehensive income in either the statement of shareholders' equity or in a note to the consolidated financial statements. Instead, reporting entities have two options for presenting comprehensive income. The first option presents comprehensive income in a single statement, which includes two components: net income and other comprehensive income. The second option allows the presentation of comprehensive income in two separate but consecutive statements: one for net income and the other for other comprehensive income. Effective December 31, 2011, the Company adopted new disclosure requirements for comprehensive income, including the required retrospective application. The adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles - Goodwill and Other (Topic 350) (“ASU 2011-08”). The amendments in ASU 2011-08 are intended to simplify how entities test goodwill for impairment. The amendments permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. Effective December 31, 2011, the Company adopted the provisions of this guidance. Because this guidance only enhances the steps performed to determine whether a potential impairment exists (but should not impact the resulting conclusion), the adoption did not have an impact on the Company's consolidated financial statements.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 28, 2012
Accounting Policies [Abstract]
Fair Value, by Balance Sheet Grouping
The carrying amount and fair value of the ABL facility, OpCo Notes, and HoldCo Notes as of December 28, 2012 and December 30, 2011 were as follows (in thousands):

	Successor		Predecessor
	December 28, 2012		December 30, 2011
Description	Carrying Amount	Fair Value	Carrying Amount	Fair Value
ABL facility	$127,500	$127,636	$—	$—
OpCo Notes	$321,494	$322,500	$300,000	$310,500
HoldCo Notes	$365,000	$394,200	$—	$—

Property, Plant and Equipment
Depreciation and amortization, including assets under capital leases, is computed using the straight-line method based upon estimated useful lives of the assets as follows (in years):

Buildings	39	-	40
Machinery and equipment	2	-	7
Office furniture and equipment	3	-	7
Vehicles	2	-	5
Leasehold improvements	1	-	10

Schedule of Capitalized Software Amortization
During 2012, 2011 and 2010, amortization expense associated with capitalized software costs was as follows (in thousands):

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
Amortization expense of capitalized software costs	$218	$2,387	$1,866	$1,850

Schedule of Shipping and Handling Costs
Shipping and handling costs were as follows (in thousands):

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
Shipping and handling costs	$18,800	$41,241	$59,671	$48,484

Schedule of Advertising Expense
Advertising expenses, net of co-op advertising, and co-op advertising was as follows (in thousands):

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
Advertising expenses, net of co-op advertising	$381	$867	$1,298	$1,232
Co-op advertising	$651	$1,796	$2,567	$2,747

Revenue from External Customers by Products and Services
The Company’s net sales by product category were as follows (in thousands):

	Successor	Predecessor
Product Category(1)	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
JanSan	$153,969	$333,389	$457,393	$310,849
Plumbing	84,086	195,911	275,557	266,145
Hardware, tools and fixtures	36,446	85,068	122,116	119,324
HVAC	35,662	89,542	121,531	127,183
Electrical and lighting	24,676	56,750	75,274	71,022
Appliances and parts	22,163	52,805	65,251	62,304
Security and safety	20,187	44,738	61,855	60,215
Other	27,404	59,549	70,507	69,947
Total	$404,593	$917,752	$1,249,484	$1,086,989
____________________

(1)	The Company continually refines its robust product classification groupings and, as a result, stock keeping units are periodically realigned within product categories.

TRANSACTIONS (Tables)	12 Months Ended
Dec. 28, 2012
Business Combinations [Abstract]
Schedule of Sources and Uses of Funds in Connection with Merger
The sources and uses of funds in connection with the Merger transactions are summarized below (in thousands):

Sources:
Debt:
Proceeds from ABL Facility	$80,000
Proceeds from HoldCo Notes	365,000
Rollover of OpCo Notes	300,000
Rollover of capital lease obligations	940
Total debt	745,940
Proceeds from equity contributions	350,886
Gross cash used to fund transactions	107,602
Total sources	$1,204,428

Uses:
Equity purchase price:
Payments to common stockholders	$790,611
Payments for outstanding equity awards	35,106
Total equity purchase price	825,717
Assumption of indebtedness:
OpCo Notes	300,000
Capital lease obligations	940
Total assumption of indebtedness	300,940
Merger related costs and financing fees	60,707
Cash remaining on balance sheet	17,064
Total uses	$1,204,428

Schedule of Purchase Price Allocation
The preliminary purchase price allocation is summarized in the following table (in thousands):

Total sources	$1,204,428

Plus:
Rollover of equity and stock options	30,661
Accelerated share-based compensation	13,533
44,194
Less:
Rollover of OpCo Notes and capital lease obligations	(300,940)
Merger related costs and financing fees	(60,707)
Net cash used to fund transaction	(90,538)
(452,185)
Equals purchase price consideration to be allocated	$796,437

Fair value of tangible assets and liabilities acquired:
Cash and cash equivalents	$17,064
Accounts receivable - trade	157,690
Inventories	212,712
Prepaid expenses and other current assets	50,301
Property and equipment	57,289
Other long-term assets	35,863
Deferred income tax assets	15,094
Accounts payable	(97,095)
Other short-term liabilities	(61,225)
OpCo Notes	(322,500)
Other long-term liabilities	(4,437)
Deferred tax liabilities	(181,825)
Total net tangible assets and liabilities	(121,069)

Fair value of identifiable intangible assets acquired:
Customer relationships	253,500
Trademarks	171,900
Goodwill	492,106
Total identified intangible assets acquired	917,506
Total purchase price	$796,437

Schedule of Merger Costs
The following table summarizes the Merger costs for the period December 31, 2011 through December 28, 2012, including professional fees and other related costs (in thousands):

Merger costs:
Professional fees	$22,371
Share-based compensation	18,260
Sponsors' fees	10,000
Transaction related compensation	6,833
Other fees	1,226
$58,690

Deferred financing costs:
ABL Facility	$5,627
OpCo Notes	4,380
HoldCo Notes	16,701
$26,708

Schedule of Pro Forma Financial Information
The following pro forma results of operations gives effect to the Merger transactions as if they had occurred on the first day of the first quarter of fiscal 2012 (December 31, 2011). The pro forma results of operations reflect adjustments (i) to record amortization resulting from purchase accounting, (ii) to record incremental interest expense associated with the ABL Facility and HoldCo Notes as well as the modified OpCo Notes, (iii) to eliminate costs incurred in connection with the Merger including acquisition-related share-based compensation, transaction costs, and loss on extinguishment of debt, and (iv) to record incremental straight-line rent expense. This pro forma financial information should not be relied upon as necessarily being indicative of the historical results that would have been obtained if the Merger transactions had actually occurred on that date, nor the results of operations in the future.

	For the fiscal year ended December 28, 2012
	(in thousands)
	As Reported	Pro Forma
Net sales	$1,322,345	$1,322,345
Net (loss) income	$(15,620)	$3,064

ACQUISITIONS (Tables)	12 Months Ended
Dec. 28, 2012
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the preliminary fair values of the assets acquired and liabilities assumed in the JanPak acquisiton at the date of acquisition (in thousands):

Accounts receivable	$24,815
Inventories	22,033
Other current assets	5,014
Property and equipment	4,844
Goodwill	15,982
Intangible assets	32,600
Other assets	37
Total assets acquired	105,325
Current liabilities	9,456
Other liabilities	13,369
Total liabilities assumed	22,825
Net assets acquired	$82,500

Business Acquisition, Pro Forma Information [Table Text Block]

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
	(in thousands)	(in thousands)
Net sales	$467,066	$1,079,640	$1,465,341	$1,183,412
Net (loss) income	$(27,924)	$13,909	$40,030	$29,873

ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 28, 2012
Receivables [Abstract]
Schedule of Activity in the Allowance for Doubtful Accounts
The activity in the allowance for doubtful accounts consisted of the following (in thousands):

	Successor
	Balance at Beginning of Period	Charged to Expense	Deductions(1)	Balance at End of Period
For the period September 8, 2012 through December 28, 2012	$—	$530	$(2)	$528

	Predecessor
	Balance at Beginning of Period	Charged to Expense	Deductions(1)	Balance at End of Period
For the period December 31, 2011 through September 7, 2012	$6,457	$1,285	$(2,967)	$4,775
Fiscal year ended December 30, 2011	$9,088	$2,455	$(5,086)	$6,457
Fiscal year ended December 31, 2010	$12,975	$5,699	$(9,586)	$9,088
____________________

(1)	Accounts receivable written-off as uncollectible, net of recoveries.

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 28, 2012
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following as of December 28, 2012 and December 30, 2011 (in thousands):

	Successor	Predecessor
	December 28, 2012	December 30, 2011
Vendor rebates receivable	$21,456	$16,291
Prepaid insurance	2,961	2,198
Prepaid rent	2,168	1,944
Other	6,878	5,852
	$33,463	$26,285

PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 28, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Major classifications of property and equipment as of December 28, 2012 and December 30, 2011 were as follows (in thousands):

	Successor			Predecessor
	December 28, 2012			December 30, 2011
	Owned	Capital Leases	Total	Owned	Capital Leases	Total
Land	$696	$—	$696	$400	$—	$400
Building	5,859	—	5,859	9,017	—	9,017
Machinery and equipment	40,152	770	40,922	116,917	770	117,687
Office furniture and equipment	5,163	139	5,302	9,112	139	9,251
Vehicles	1,295	1,258	2,553	3,947	1,258	5,205
Leasehold improvements	12,365	—	12,365	22,994	—	22,994
Construction in Progress	77	—	77	65	—	65
	65,607	2,167	67,774	162,452	2,167	164,619
Less: Accumulated depreciation and amortization	(4,577)	(1,428)	(6,005)	(106,096)	(795)	(106,891)
	$61,030	$739	$61,769	$56,356	$1,372	$57,728

Property, Plant and Equipment Depreciation and Amortization Expense
Depreciation and amortization expense, including amounts for assets under capital leases, was as follows (in thousands):

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
Depreciation and amortization expense	$6,117	$13,135	$17,246	$14,703

GOODWILL AND OTHER INTANGIBLES (Tables)	12 Months Ended
Dec. 28, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Changes to goodwill during 2012, 2011, and 2010 were as follows (in thousands):

	Successor	Predecessor
	For the Period September 8, 2012 through December 28, 2012	For the Period December 31, 2011 through September 7, 2012	December 30, 2011	December 31, 2010
Balance at beginning of period	$—	$344,478	$341,168	$319,006
Acquisition of Interline Brands, Inc.	492,106	—	—	—
Acquired goodwill	15,982	1,547	3,732	22,395
Purchase price adjustments	—	—	(422)	(233)
Balance at end of period	$508,088	$346,025	$344,478	$341,168

Schedule Of Intangible Assets
The gross carrying amount and accumulated amortization of the Company's intangible assets other than goodwill as of December 28, 2012 and December 30, 2011 were as follows (in thousands):

Successor
December 28, 2012	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Trademarks	$185,600	$—	$185,600
Customer relationships	272,400	6,701	265,699
Non-compete agreements	70	23	47
Deferred financing costs	26,707	1,165	25,542
Total	$484,777	$7,889	$476,888

Predecessor
December 30, 2011	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Trademarks	$65,841	$5,682	$60,159
Customer relationships	110,562	45,240	65,322
Non-compete agreements	2,902	2,855	47
Deferred financing costs	10,407	1,558	8,849
Total	$189,712	$55,335	$134,377

Schedule of Amortization and Write Off of Debt Financing Costs
The amortization of debt financing costs, recorded as a component of interest expense, and write-off of debt financing costs, included in the loss on extinguishment of debt, was as follows (in thousands):

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012		For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
Amortization of debt financing costs	$1,165	$985		$1,365	$1,056
Write-off of debt financing costs	$—	$2,214	(1)	$—	$3,856	(2)

Schedule of Intangible Assets Amortization Expense
Amortization expense on other intangible assets was as follows (in thousands):

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
Amortization of other intangible assets	$6,720	$4,572	$6,493	$5,909

Schedule of Intangible Assets, Future Amortization Expense
Expected amortization expense on other intangible assets (excluding deferred financing costs which will vary depending upon debt payments) for each of the five succeeding fiscal years is expected to be as follows (in thousands):

Fiscal Year	Future Estimated Amortization
2013	$28,258
2014	$29,017
2015	$31,467
2016	$30,900
2017	$25,896
Thereafter	$120,208

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 28, 2012
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of Accrued Liabilities and Other Liabilities
Accrued expenses and other current liabilities consisted of the following as of December 28, 2012 and December 30, 2011 (in thousands):

	Successor	Predecessor
	December 28, 2012	December 30, 2011
Accrued compensation and benefits	$20,088	$19,033
Purchase card payable(1)	5,207	7,758
Accrued sales tax	5,352	4,077
Other	18,731	20,996
	$49,378	$51,864
____________________

(1)
Purchase card payable is comprised of trade vendor invoices that were paid pursuant to a purchase card agreement with a third-party intermediary. The Company has a purchase card agreement with a third-party intermediary whereby the third-party intermediary pays the trade vendor invoices in accordance with the terms agreed to by the vendor and the Company. The third-party intermediary bills the Company for amounts disbursed on a monthly basis. As a result, there could be an outstanding payable due to the third-party intermediary at any period end. The net activity in purchase card payable is shown as cash flows from financing activities.

DEBT (Tables)	12 Months Ended
Dec. 28, 2012
Debt Disclosure [Abstract]
Schedule of Long-term Debt
Long-term debt consisted of the following as of December 28, 2012 and December 30, 2011 (in thousands):

	Successor	Predecessor
	December 28, 2012	December 30, 2011
ABL facility	$127,500	$—
OpCo Notes(1)	321,494	300,000
HoldCo Notes	365,000	—
Total long-term debt	$813,994	$300,000
____________________

(1)	As of December 28, 2012, the OpCo notes included an unamortized fair value premium of $21.5 million, recorded as a result of the Merger. See Note 3. Transactions for further information.

Schedule of Basis for Determination of Interest Rates on Credit Facility
After the end of the quarter following the closing of the ABL Facility, the interest rates will be determined as of the end of each fiscal quarter in accordance with applicable rates set forth in the grid below:

Availability	Revolver ABR Spread	Revolver Eurodollar Spread
Category 1
Greater than $150.0 million	0.50%	1.50%
Category 2
Greater than $75.0 million but less than or equal to $150.0 million	0.75%	1.75%
Category 3
Less than or equal to $75.0 million	1.00%	2.00%

SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 28, 2012
Share-based Compensation [Abstract]
Schedule of Compensation Cost for Share-based Payment Arrangements
Total compensation cost and income tax benefits recognized in the consolidated statements of operations for the Company's stock-based awards were as follows (in thousands):

	Successor		Predecessor
	For the period September 8, 2012 through December 28, 2012		For the period December 31, 2011 through September 7, 2012		For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
Share-based compensation expense	$9,958	(1)	$15,169	(1)	$5,935	$4,533
Income tax benefits	$3,892		$5,955		$2,330	$1,778
____________________
(1) In connection with the Merger, total share-based compensation of $18.3 million was recognized and included in Merger related expenses in the consolidated statements of operations, $11.2 million of which was recorded in the Predecessor Period, and $7.0 million was recorded in the Successor Period.

Schedule of Status of Restricted Stock, Restricted Share Units, and Deferred Stock Units
A summary of restricted stock, RSUs and DSUs as of September 7, 2012 and changes during the period then ended is presented below:

	Predecessor
	Restricted Stock		Restricted Share Units		Deferred Stock Units
	Shares	Weighted- Average Grant Date Fair Value	Shares	Weighted- Average Grant Date Fair Value	Shares	Weighted- Average Grant Date Fair Value
Outstanding at December 30, 2011	2,300	$22.27	630,269	$14.69	124,019	$19.05
Granted	—	—	195,342	20.60	25,616	18.61
Vested	2,300	22.27	242,736	10.99	10,603	19.10
Forfeited	—	—	7,941	20.59	—	—
Outstanding at September 7, 2012	—	$—	574,934	$18.18	139,032	$18.97

Successor [Member]
Share-based Compensation [Abstract]
Schedule of Black-Scholes Weighted-Average Assumptions
The Black-Scholes weighted-average assumptions for the 2012 Plan were as follows:

Successor
For the period September 8, 2012 through December 28, 2012
Stock price	$255.00
Expected volatility	49.2%
Expected dividends	0.0%
Risk-free interest rate	0.9%
Expected life (in years)	6.3

Schedule of Share-based Compensation, Stock Options, Activity
A summary of stock options activity under the 2012 Plan from September 8, 2012 through December 28, 2012 is presented below:

	Successor
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value(1)
			(in years)	(in thousands)
Outstanding at September 8, 2012(2)	50,845	$117.07
Granted	147,908	255.00
Outstanding at December 28, 2012	198,753	$219.72	8.0	$7,013
Vested or expected to vest at December 28, 2012	182,476	$216.57	7.8	$7,013
Exercisable at December 28, 2012	50,845	$117.07	2.8	$7,013
____________________

(1)	The aggregate intrinsic value represents the amount by which the fair value of the underlying stock at period end exceeds the stock option exercise price.

(2)	Represents shares rolled over from the 2004 Plan at a 10:1 ratio.

Predecessor [Member]
Share-based Compensation [Abstract]
Schedule of Black-Scholes Weighted-Average Assumptions
The Black-Scholes weighted-average assumptions were as follows:

	Predecessor
	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
Expected volatility	43.5%	40.9%	41.5%
Expected dividends	0.0%	0.0%	0.0%
Risk-free interest rate	0.8%	1.8%	2.4%
Expected life (in years)	5.0	5.0	5.0

Schedule of Share-based Compensation, Stock Options, Activity
A summary of stock options activity as of September 7, 2012 and changes during the period then ended is presented below:

	Predecessor
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value(1)
			(in years)	(in thousands)
Outstanding at December 30, 2011	3,170,673	$18.00
Granted	241,489	20.27
Exercised	156,297	14.00
Forfeited	1,559	20.13
Vested shares expired	13,232	20.21
Outstanding at September 7, 2012	3,241,074	$18.36	2.51	$23,957
Vested or expected to vest at September 7, 2012	3,193,593	$18.27	2.51	$23,690
Exercisable at September 7, 2012	2,521,234	$18.27	2.51	$19,022
____________________

(1)	The aggregate intrinsic value represents the amount by which the fair value of the underlying stock at period end exceeds the stock option exercise price.

EMPLOYEE BENEFIT PLAN (Tables)	12 Months Ended
Dec. 28, 2012
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Company Contributions
Company contributions to the 401(k) plan were as follows (in thousands):

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
Company contributions	$371	$819	$1,120	$1,006

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 28, 2012
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases And Lease Payments for Capital Leases
Minimum future rental payments under these operating and capital leases as of December 28, 2012 are as follows (in thousands):

Fiscal Year	Operating	Capital
2013	$29,120	$571
2014	25,410	228
2015	21,804	—
2016	17,045	—
2017	12,033	—
Thereafter	13,562	—
Total payments	$118,974	799
Less: Amount representing interest		(52)
Present value of minimum lease payments		747
Less: Current portion		(521)
Long term portion		$226

Schedule of Rent Expense
Rent expense under all operating leases was as follows (in thousands):

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
Rent expense	$11,655	$25,541	$35,489	$33,183

INTEREST AND OTHER INCOME (Tables)	12 Months Ended
Dec. 28, 2012
Other Income Disclosure, Nonoperating [Abstract]
Schedule of Other Income
Interest and other income consisted of the following during 2012, 2011 and 2010 (in thousands):

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010

Interest income	$15	$18	$28	$138
Other income	578	1,481	1,864	1,624
	$593	$1,499	$1,892	$1,762

INCOME TAXES (Tables)	12 Months Ended
Dec. 28, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The (benefit) provision for income taxes for 2012, 2011 and 2010, is as follows (in thousands):

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
Current:
Federal	$(15,232)	$3,150	$13,816	$12,979
State	2,656	383	2,042	3,083
Foreign	78	176	262	263
	(12,498)	3,709	16,120	16,325
Deferred:
Federal	4,744	6,842	6,435	2,640
State	(2,749)	833	1,323	141
Foreign	—	—	(41)	(277)
	1,995	7,675	7,717	2,504
	$(10,503)	$11,384	$23,837	$18,829

Schedule of Income before Income Tax, Domestic and Foreign
The components of (loss) income before income taxes for 2012, 2011 and 2010 were as follows (in thousands):

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
United States	$(39,202)	$23,581	$60,863	$46,711
Foreign	255	627	648	39
Total	$(38,947)	$24,208	$61,511	$46,750

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation of the provision for income taxes at the federal statutory tax rate to the provision for income taxes for 2012, 2011 and 2010 is as follows:

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
Federal statutory tax rate	35.00%	35.00%	35.00%	35.00%
State and local income taxes, net of Federal benefit	2.64	5.02	4.31	4.24
Foreign income taxes	0.03	0.73	(0.01)	(0.06)
Merger related expenses	(10.39)	5.73	—	—
Nondeductible expenses and other	(0.31)	0.55	(0.55)	1.10
	26.97%	47.03%	38.75%	40.28%

Schedule of Deferred Tax Assets and Liabilities
The components of the Company's deferred tax assets and liabilities as of December 28, 2012 and December 30, 2011 consist of the following (in thousands):

	Successor	Predecessor
	December 28, 2012	December 30, 2011
Deferred tax assets:
Inventories	$7,103	$8,105
Share-based compensation	4,362	6,262
Net operating loss and tax credit carryforwards	2,720	592
Accrued workers compensation	2,137	1,838
Accrued bonus	1,637	1,387
Lease incentive obligation	1,531	1,823
Accrued vacation	1,280	1,228
Allowance for doubtful accounts	873	479
Deferred rent	128	1,471
Closing costs accrual	—	28
Other	848	723
Total deferred tax assets	22,619	23,936
Deferred tax liabilities:
Intangibles	(173,204)	(42,748)
Depreciation	(11,668)	(13,573)
Fair value premium on OpCo Notes	(8,323)	—
Other	(2,689)	(2,653)
Total deferred tax liabilities	(195,884)	(58,974)
Net deferred tax liabilities	$(173,265)	$(35,038)

Schedule of Unrecognized Tax Benefits Roll Forward
reconciliation of the beginning and ending unrecognized tax benefits for the period from September 8, 2012 through December 28, 2012 (Successor) is as follows (in thousands):

Successor
For the period September 8, 2012 through December 28, 2012
Balance at September 8, 2012	$152
Increases related to prior year tax positions	817
Increases related to current year tax positions	566
Balance at December 28, 2012	$1,535

GUARANTOR SUBSIDIARIES (Tables)	12 Months Ended
Dec. 28, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheet

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$1,455	$13,803	$2,247	$—	$17,505
Accounts receivable - trade, net	—	134,269	23,268	—	157,537
Inventories	—	225,829	25,295	—	251,124
Intercompany receivable	18,384	4,878	—	(23,262)	—
Other current assets	37,635	24,297	5,097	(170)	66,859
Total current assets	57,474	403,076	55,907	(23,432)	493,025

Property and equipment, net	—	56,926	4,843	—	61,769
Goodwill	—	346,025	15,982	146,081	508,088
Other intangible assets, net	16,070	135,038	32,600	293,180	476,888
Investment in subsidiaries	812,059	99,321	—	(911,380)	—
Other assets	—	2,174	7,412	—	9,586
Total assets	$885,603	$1,042,560	$116,744	$(495,551)	$1,549,356

LIABILITIES AND STOCKHOLDERS' EQUITY
Current Liabilities:
Accounts payable	$—	$106,051	$7,552	$—	$113,603
Accrued expenses and other current liabilities	33,999	32,408	4,852	(3,651)	67,608
Intercompany payable	—	18,384	4,878	(23,262)	—
Current portion of capital leases	—	521	—	—	521
Total current liabilities	33,999	157,364	17,282	(26,913)	181,732

Long-Term Liabilities:
Long-term debt and capital leases, net of current portion	365,000	427,726	—	21,494	814,220
Other liabilities	129,134	69,011	141	(2,352)	195,934
Total liabilities	528,133	654,101	17,423	(7,771)	1,191,886

Stockholders' equity	357,470	388,459	99,321	(487,780)	357,470
Total liabilities and stockholders' equity	$885,603	$1,042,560	$116,744	$(495,551)	$1,549,356

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$—	$97,061	$38	$—	$97,099
Accounts receivable - trade, net	—	128,383	—	—	128,383
Inventories	—	221,225	—	—	221,225
Intercompany receivable	—	—	158,003	(158,003)	—
Other current assets	—	45,764	5	(1,623)	44,146
Total current assets	—	492,433	158,046	(159,626)	490,853

Property and equipment, net	—	57,728	—	—	57,728
Goodwill	—	344,478	—	—	344,478
Other intangible assets, net	—	134,377	—	—	134,377
Investment in subsidiaries	514,445	163,147	—	(677,592)	—
Other assets	—	2,298	6,724	—	9,022
Total assets	$514,445	$1,194,461	$164,770	$(837,218)	$1,036,458

LIABILITIES AND STOCKHOLDERS' EQUITY
Current Liabilities:
Accounts payable	$—	$109,438	$—	$—	$109,438
Accrued expenses and other current liabilities	—	54,797	1,623	(1,623)	54,797
Intercompany payable	—	158,003	—	(158,003)	—
Current portion of capital leases	—	669	—	—	669
Total current liabilities	—	322,907	1,623	(159,626)	164,904

Long-Term Liabilities:
Long-term debt and capital leases, net of current portion	—	300,726	—	—	300,726
Other liabilities	—	56,383	—	—	56,383
Total liabilities	—	680,016	1,623	(159,626)	522,013

Senior preferred stock	—	999,139	—	(999,139)	—

Stockholders' equity (deficit)	514,445	(484,694)	163,147	321,547	514,445
Total liabilities and stockholders' equity	$514,445	$1,194,461	$164,770	$(837,218)	$1,036,458

Schedule of Condensed Income Statement

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries(1)	Consolidating Adjustments	Consolidated
Net sales	$—	$394,322	$10,271	$—	$404,593
Cost of sales	—	248,666	7,683	—	256,349
Gross profit	—	145,656	2,588	—	148,244

Operating Expenses:
Selling, general and administrative expenses	19	118,765	2,379	(5,630)	115,533
Depreciation and amortization	—	8,089	11	4,737	12,837
Merger related expenses	27,900	11,741	—	—	39,641
Other operating income	—	—	(5,909)	5,909	—
Operating (loss) income	(27,919)	7,061	6,107	(5,016)	(19,767)

Equity earnings of subsidiaries	(20)	(4,686)	—	4,706	—

Interest and other (expense) income, net	(12,089)	(9,394)	1,070	1,233	(19,180)
(Loss) income before income taxes	(39,988)	2,353	7,177	(8,489)	(38,947)
Income tax (benefit) provision	(11,544)	(1,450)	2,491	—	(10,503)
Net (loss) income	(28,444)	3,803	4,686	(8,489)	(28,444)
Other comprehensive loss	(33)	(33)	—	33	(33)
Comprehensive (loss) income	$(28,477)	$3,770	$4,686	$(8,456)	$(28,477)
____________________

(1)
The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Guarantor Subsidiaries; therefore, the results for the Guarantor Subsidiaries do not reflect any such allocation.

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries(1)	Consolidating Adjustments	Consolidated
Net sales	$—	$917,752	$—	$—	$917,752
Cost of sales	—	584,033	—	—	584,033
Gross profit	—	333,719	—	—	333,719

Operating Expenses:
Selling, general and administrative expenses	—	269,138	13	(13,742)	255,409
Depreciation and amortization	—	17,707	—	—	17,707
Merger related expenses	—	19,049	—	—	19,049
Other operating income	—	—	(13,742)	13,742	—
Operating income	—	27,825	13,729	—	41,554

Equity earnings of subsidiaries	(12,824)	(10,881)	—	23,705	—

Loss on extinguishment of debt, net	—	(2,214)	—	—	(2,214)
Interest and other (expense) income, net	—	(17,610)	2,478	—	(15,132)
Income before income taxes	12,824	18,882	16,207	(23,705)	24,208
Income tax provision	—	6,058	5,326	—	11,384
Net income	12,824	12,824	10,881	(23,705)	12,824
Preferred stock dividends	—	(70,965)	—	70,965	—
Net income (loss) attributable to common stockholders	12,824	(58,141)	10,881	47,260	12,824
Other comprehensive income	303	303	—	(303)	303
Comprehensive income (loss)	$13,127	$(57,838)	$10,881	$46,957	$13,127
____________________

(1)
The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Guarantor Subsidiaries; therefore, the results for the Guarantor Subsidiaries do not reflect any such allocation.

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries(1)	Consolidating Adjustments	Consolidated
Net sales	$—	$1,249,484	$—	$—	$1,249,484
Cost of sales	—	787,017	—	—	787,017
Gross profit	—	462,467	—	—	462,467

Operating Expenses:
Selling, general and administrative expenses	—	373,719	55	(19,020)	354,754
Depreciation and amortization	—	23,739	—	—	23,739
Other operating income	—	—	(19,020)	19,020	—
Operating income	—	65,009	18,965	—	83,974

Equity earnings of subsidiaries	(37,674)	(14,923)	—	52,597	—

Interest and other (expense) income, net	—	(25,710)	3,247	—	(22,463)
Income before income taxes	37,674	54,222	22,212	(52,597)	61,511
Income tax provision	—	16,548	7,289	—	23,837
Net income	37,674	37,674	14,923	(52,597)	37,674
Preferred stock dividends	—	(128,125)	—	128,125	—
Net income (loss) attributable to common stockholders	37,674	(90,451)	14,923	75,528	37,674
Other comprehensive loss	(177)	(177)	—	177	(177)
Comprehensive income (loss)	$37,497	$(90,628)	$14,923	$75,705	$37,497
____________________

(1)
The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Guarantor Subsidiaries; therefore, the results for the Guarantor Subsidiaries do not reflect any such allocation.

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries(1)	Consolidating Adjustments	Consolidated
Net sales	$—	$1,086,989	$—	$—	$1,086,989
Cost of sales	—	672,745	—	—	672,745
Gross profit	—	414,244	—	—	414,244

Operating Expenses:
Selling, general and administrative expenses	—	334,827	30	(16,037)	318,820
Depreciation and amortization	—	20,240	—	—	20,240
Other operating income	—	—	(16,037)	16,037	—
Operating income	—	59,177	16,007	—	75,184

Equity earnings of subsidiaries	(27,921)	(12,868)	—	40,789	—

Loss on extinguishment of debt, net	—	(11,486)	—	—	(11,486)
Interest and other (expense) income, net	—	(19,973)	3,025	—	(16,948)
Income before income taxes	27,921	40,586	19,032	(40,789)	46,750
Income tax provision	—	12,665	6,164	—	18,829
Net income	27,921	27,921	12,868	(40,789)	27,921
Preferred stock dividends	—	(113,659)	—	113,659	—
Net income (loss) attributable to common stockholders	27,921	(85,738)	12,868	72,870	27,921
Other comprehensive income	382	382	—	(382)	382
Comprehensive income (loss)	$28,303	$(85,356)	$12,868	$72,488	$28,303
____________________

(1)
The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Guarantor Subsidiaries; therefore, the results for the Guarantor Subsidiaries do not reflect any such allocation.

Schedule of Condensed Cash Flow Statement

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash (used in) provided by operating activities	$(24,005)	$25,998	$2,357	$—	$4,350
Cash Flows from Investing Activities:
Acquisition of Interline Brands, Inc.	(825,717)	—	—	—	(825,717)
Purchases of property and equipment, net	—	(5,748)	—	—	(5,748)
Dividends received from subsidiary issuer	162,262	—	—	(162,262)	—
Purchase of business, net of cash acquired	—	(82,500)	—	—	(82,500)
Net cash used in investing activities	(663,455)	(88,248)	—	(162,262)	(913,965)
Cash Flows from Financing Activities:
Proceeds from equity contributions, net	350,886	—	—	—	350,886
Increase in purchase card payable, net	—	1,289	—	—	1,289
Proceeds from issuance of HoldCo Notes	365,000	—	—	—	365,000
Proceeds from ABL Facility	—	217,500	—	—	217,500
Repayments on ABL Facility	—	(90,000)	—	—	(90,000)
Payment of debt financing costs	(16,701)	(9,652)	—	—	(26,353)
Payments on capital lease obligations	—	(193)	—	—	(193)
Proceeds from issuance of common stock	1,454	—	—	—	1,454
Dividends paid to parent company	—	(162,262)	—	162,262	—
Intercompany activity	(11,724)	11,909	(185)	—	—
Net cash provided by (used in) financing activities	688,915	(31,409)	(185)	162,262	819,583
Effect of exchange rate changes on cash and cash equivalents	—	(65)	—	—	(65)
Net increase (decrease) in cash and cash equivalents	1,455	(93,724)	2,172	—	(90,097)
Cash and cash equivalents at beginning of period	—	107,527	75	—	107,602
Cash and cash equivalents at end of period	$1,455	$13,803	$2,247	$—	$17,505

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by operating activities	$—	$24,917	$37	$—	$24,954
Cash Flows from Investing Activities:
Purchases of property and equipment, net	—	(11,966)	—	—	(11,966)
Dividends received from subsidiary issuer	1,450	—	—	(1,450)	—
Other	—	(3,278)	—	—	(3,278)
Net cash provided by (used in) investing activities	1,450	(15,244)	—	(1,450)	(15,244)
Cash Flows from Financing Activities:
Decrease in purchase card payable, net	—	(3,840)	—	—	(3,840)
Payment of debt financing costs	—	(355)	—	—	(355)
Payments on capital lease obligations	—	(456)	—	—	(456)
Purchases of treasury stock	(1,450)	—	—	—	(1,450)
Dividends paid to parent company	—	(1,450)	—	1,450	—
Other	—	6,761	—	—	6,761
Net cash (used in) provided by financing activities	(1,450)	660	—	1,450	660
Effect of exchange rate changes on cash and cash equivalents	—	133	—	—	133
Net increase in cash and cash equivalents	—	10,466	37	—	10,503
Cash and cash equivalents at beginning of period	—	97,061	38	—	97,099
Cash and cash equivalents at end of period	$—	$107,527	$75	$—	$107,602

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by (used in) operating activities	$—	$72,944	$(76)	$—	$72,868
Cash Flows from Investing Activities:
Purchases of property and equipment, net	—	(19,371)	—	—	(19,371)
Proceeds from sales and maturities of short-term investments	—	100	—	—	100
Purchase of businesses, net of cash acquired	—	(9,695)	—	—	(9,695)
Dividends received from subsidiary issuer	26,178	—	—	(26,178)	—
Other	—	(52)	—	52	—
Net cash provided by (used in) investing activities	26,178	(29,018)	—	(26,126)	(28,966)
Cash Flows from Financing Activities:
Increase in purchase card payable, net	—	5,536	—	—	5,536
Repayment of debt and capital lease obligations	—	(645)	—	—	(645)
Repayment of 8 1/8% senior subordinated notes	—	(13,358)	—	—	(13,358)
Payment of debt financing costs	—	(29)	—	—	(29)
Purchases of treasury stock	(26,178)	—	—	—	(26,178)
Dividends paid to parent company	—	(26,178)	—	26,178	—
Other	—	959	52	(52)	959
Net cash (used in) provided by financing activities	(26,178)	(33,715)	52	26,126	(33,715)
Effect of exchange rate changes on cash and cash equivalents	—	(69)	—	—	(69)
Net increase (decrease) in cash and cash equivalents	—	10,142	(24)	—	10,118
Cash and cash equivalents at beginning of period	—	86,919	62	—	86,981
Cash and cash equivalents at end of period	$—	$97,061	$38	$—	$97,099

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE FISCAL YEAR ENDED DECEMBER 31, 2010
PREDECESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by (used in) operating activities	$—	$60,882	$(122)	$—	$60,760
Cash Flows from Investing Activities:
Purchases of property and equipment, net	—	(17,729)	—	—	(17,729)
Purchase of short-term investments	—	(2,955)	—	—	(2,955)
Proceeds from sales and maturities of short-term investments	—	4,334	—	—	4,334
Purchase of businesses, net of cash acquired	—	(54,781)	—	—	(54,781)
Other	—	(131)	—	131	—
Net cash used in investing activities	—	(71,262)	—	131	(71,131)
Cash Flows from Financing Activities:
Decrease in purchase card payable, net	—	(3,471)	—	—	(3,471)
Repayment of debt and capital lease obligations	—	(156,167)	—	—	(156,167)
Repayment of 8 1/8% senior subordinated notes	—	(137,323)	—	—	(137,323)
Payment of tender premiums and expenses	—	(6,338)	—	—	(6,338)
Proceeds from issuance of OpCo Notes	—	300,000	—	—	300,000
Payment of debt issuance costs	—	(10,378)	—	—	(10,378)
Other	—	11,661	131	(131)	11,661
Net cash (used in) provided by financing activities	—	(2,016)	131	(131)	(2,016)
Effect of exchange rate changes on cash and cash equivalents	—	145	—	—	145
Net (decrease) increase in cash and cash equivalents	—	(12,251)	9	—	(12,242)
Cash and cash equivalents at beginning of period	—	99,170	53	—	99,223
Cash and cash equivalents at end of period	$—	$86,919	$62	$—	$86,981

QUARTERLY RESULTS OF OPERATIONS (Tables)	12 Months Ended
Dec. 28, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
The following is a summary of the Company's quarterly results of operations for 2012 and 2011 (in thousands):

	For the fiscal year ended December 28, 2012
	Predecessor			Successor
			June 30, 2012 through September 7, 2012	September 8, 2012 through September 28, 2012
	First Quarter	Second Quarter			Fourth Quarter
Net sales	$313,582	$334,821	$269,349	$80,901	$323,692
Gross profit	115,611	121,053	97,055	30,300	117,944
Net income (loss)	7,465	9,021	(3,662)	(24,714)	(3,730)

	For the fiscal year ended December 30, 2011
	Predecessor
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net sales	$297,417	$317,679	$331,349	$303,039
Gross profit	110,941	116,134	122,341	113,051
Net income	6,883	9,856	12,382	8,553

DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details) (USD $)	Dec. 28, 2012 Brands Customer	Sep. 07, 2012 Merger Agreement [Member]
Description of Business and Basis of Presentation [Line Items]
Number of Customers	100,000
Number of distinct and targeted brands	14
Percentage of U.S. population the Company is able to provide next-day delivery service	98.00%
Stated share price for merger agreement (in dollars per share)		$ 25.5

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended		1 Months Ended	3 Months Ended	4 Months Ended	2 Months Ended	3 Months Ended						4 Months Ended	9 Months Ended	12 Months Ended														12 Months Ended												4 Months Ended	9 Months Ended	12 Months Ended		4 Months Ended	9 Months Ended	12 Months Ended		4 Months Ended	9 Months Ended	12 Months Ended		4 Months Ended	9 Months Ended	12 Months Ended		4 Months Ended	9 Months Ended	12 Months Ended		4 Months Ended	9 Months Ended	12 Months Ended		4 Months Ended	9 Months Ended	12 Months Ended		4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 28, 2012 Segment	Dec. 30, 2011	Sep. 28, 2012 Successor [Member]	Dec. 28, 2012 Successor [Member]	Dec. 28, 2012 Successor [Member]	Sep. 07, 2012 Predecessor [Member]	Jun. 29, 2012 Predecessor [Member]	Mar. 23, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Jul. 01, 2011 Predecessor [Member]	Apr. 01, 2011 Predecessor [Member]	Dec. 28, 2012 Predecessor [Member]	Sep. 07, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 28, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member] Successor [Member] OpCo Notes [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 28, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member] Successor [Member] HoldCo Notes [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 30, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Predecessor [Member] OpCo Notes [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 30, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Predecessor [Member] HoldCo Notes [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 28, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member] Line of Credit [Member] Successor [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 30, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member] Line of Credit [Member] Predecessor [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 28, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] Successor [Member] OpCo Notes [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 28, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] Successor [Member] HoldCo Notes [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 30, 2011 Estimate of Fair Value, Fair Value Disclosure [Member] Predecessor [Member] OpCo Notes [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 30, 2011 Estimate of Fair Value, Fair Value Disclosure [Member] Predecessor [Member] HoldCo Notes [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 28, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] Line of Credit [Member] Successor [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 30, 2011 Estimate of Fair Value, Fair Value Disclosure [Member] Line of Credit [Member] Predecessor [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 28, 2012 Minimum [Member] Building	Dec. 28, 2012 Minimum [Member] Machinery and equipment	Dec. 28, 2012 Minimum [Member] Office Furniture and Equipment [Member]	Dec. 28, 2012 Minimum [Member] Vehicles	Dec. 28, 2012 Minimum [Member] Leasehold improvements	Dec. 28, 2012 Maximum [Member] Building	Dec. 28, 2012 Maximum [Member] Machinery and equipment	Dec. 28, 2012 Maximum [Member] Office Furniture and Equipment [Member]	Dec. 28, 2012 Maximum [Member] Vehicles	Dec. 28, 2012 Maximum [Member] Leasehold improvements	Dec. 28, 2012 Customer Relationships [Member] Minimum [Member]	Dec. 28, 2012 Customer Relationships [Member] Maximum [Member]	Dec. 28, 2012 JanSan [Member] Successor [Member]	Sep. 07, 2012 JanSan [Member] Predecessor [Member]	Dec. 30, 2011 JanSan [Member] Predecessor [Member]	Dec. 31, 2010 JanSan [Member] Predecessor [Member]	Dec. 28, 2012 Plumbing [Member] Successor [Member]	Sep. 07, 2012 Plumbing [Member] Predecessor [Member]	Dec. 30, 2011 Plumbing [Member] Predecessor [Member]	Dec. 31, 2010 Plumbing [Member] Predecessor [Member]	Dec. 28, 2012 Hardware, Tools and Fixtures [Member] Successor [Member]	Sep. 07, 2012 Hardware, Tools and Fixtures [Member] Predecessor [Member]	Dec. 30, 2011 Hardware, Tools and Fixtures [Member] Predecessor [Member]	Dec. 31, 2010 Hardware, Tools and Fixtures [Member] Predecessor [Member]	Dec. 28, 2012 HVAC [Member] Successor [Member]	Sep. 07, 2012 HVAC [Member] Predecessor [Member]	Dec. 30, 2011 HVAC [Member] Predecessor [Member]	Dec. 31, 2010 HVAC [Member] Predecessor [Member]	Dec. 28, 2012 Electrical and Lighting [Member] Successor [Member]	Sep. 07, 2012 Electrical and Lighting [Member] Predecessor [Member]	Dec. 30, 2011 Electrical and Lighting [Member] Predecessor [Member]	Dec. 31, 2010 Electrical and Lighting [Member] Predecessor [Member]	Dec. 28, 2012 Appliances and Parts [Member] Successor [Member]	Sep. 07, 2012 Appliances and Parts [Member] Predecessor [Member]	Dec. 30, 2011 Appliances and Parts [Member] Predecessor [Member]	Dec. 31, 2010 Appliances and Parts [Member] Predecessor [Member]	Dec. 28, 2012 Security and Safety [Member] Successor [Member]	Sep. 07, 2012 Security and Safety [Member] Predecessor [Member]	Dec. 30, 2011 Security and Safety [Member] Predecessor [Member]	Dec. 31, 2010 Security and Safety [Member] Predecessor [Member]	Dec. 28, 2012 Other Products [Member] Successor [Member]	Sep. 07, 2012 Other Products [Member] Predecessor [Member]	Dec. 30, 2011 Other Products [Member] Predecessor [Member]	Dec. 31, 2010 Other Products [Member] Predecessor [Member]
Schedule of Significant Accounting Policies [Line Items]
Long-term debt																	$ 321,494,000	$ 365,000,000	$ 300,000,000	$ 0	$ 127,500,000	$ 0	$ 322,500,000	$ 394,200,000	$ 310,500,000	$ 0	$ 127,636,000	$ 0
Concentration Risk Amount	0	0
Property, Plant and Equipment, Useful Life																													39 years	2 years	3 years	2 years	1 year	40 years	7 years	7 years	5 years	10 years
Capitalized Computer Software, Additions					400,000									3,100,000	3,800,000	3,100,000
Capitalized Computer Software, Net	7,900,000	7,300,000
Capitalized Computer Software, Amortization					218,000									2,387,000	1,866,000	1,850,000
Finite lived intangible asset useful life (in years)																																							7 years	19 years
Self Insured Retention Per Occurrence For Workers Compensation and Auto Insurance Policies	400,000
Shipping and handling costs					18,800,000									41,241,000	59,671,000	48,484,000
Advertising expenses, net of co-op advertising					381,000									867,000	1,298,000	1,232,000
Co-op advertising					651,000									1,796,000	2,567,000	2,747,000
Number of Operating Segments	1
Number of Reportable Segments	1
Net sales			$ 80,901,000	$ 323,692,000	$ 404,593,000	$ 269,349,000	$ 334,821,000	$ 313,582,000	$ 303,039,000	$ 331,349,000	$ 317,679,000	$ 297,417,000	$ 404,593,000	$ 917,752,000	$ 1,249,484,000	$ 1,086,989,000																									$ 153,969,000	$ 333,389,000	$ 457,393,000	$ 310,849,000	$ 84,086,000	$ 195,911,000	$ 275,557,000	$ 266,145,000	$ 36,446,000	$ 85,068,000	$ 122,116,000	$ 119,324,000	$ 35,662,000	$ 89,542,000	$ 121,531,000	$ 127,183,000	$ 24,676,000	$ 56,750,000	$ 75,274,000	$ 71,022,000	$ 22,163,000	$ 52,805,000	$ 65,251,000	$ 62,304,000	$ 20,187,000	$ 44,738,000	$ 61,855,000	$ 60,215,000	$ 27,404,000	$ 59,549,000	$ 70,507,000	$ 69,947,000

TRANSACTIONS - Narrative (Details) (USD $)	Sep. 07, 2012 Merger Agreement [Member]	Sep. 07, 2012 GSCP Parties [Member] Merger Agreement [Member]	Sep. 07, 2012 P2 Parties [Member] Merger Agreement [Member]	Sep. 07, 2012 Certain Members of Management [Member] Merger Agreement [Member]	Sep. 07, 2012 Line of Credit [Member]	Sep. 07, 2012 Revolving Credit Facility [Member]	Nov. 30, 2010 Revolving Credit Facility [Member]	Sep. 07, 2012 Stock Options [Member] Merger Agreement [Member]	Jun. 27, 2012 OpCo Notes [Member]	Jun. 21, 2012 OpCo Notes [Member]	Nov. 30, 2010 OpCo Notes [Member]	Sep. 07, 2012 HoldCo Notes [Member]	Dec. 28, 2012 Majority Shareholder [Member]
Business Acquisition [Line Items]
Percentage of common stock owned after merger		84.00%	14.00%	2.00%
Stated share price for merger agreement (in dollars per share)	$ 25.5
Shares Rolled into Company from Partner	927,386
Merger option exchange ratio								1000.00%
Merger option exchange fair value								$ 255
Line of credit facility, maximum borrowing capacity					$ 275,000,000		$ 225,000,000
Long-term debt, net of current portion												365,000,000
Release of Funds from Escrow												365,000,000
Terminated Line of Credit Facility, Maximum Borrowing Capacity						225,000,000
Aggregate consent payment										1,500,000
Stated interest rate (as a percent)										7.50%	7.00%
Aggregate principle consent amount									296,300,000
Percent of principal amount outstanding of consent solicitation									98.80%
Related Party Transaction, Expenses from Transactions with Related Party													$ 10,900,000

TRANSACTIONS - Merger Sources and Uses of Funds (Details) (USD $) In Thousands, unless otherwise specified	Sep. 07, 2012
Uses [Abstract]
Rollover of OpCo Notes and capital lease obligations	$ 300,940
Merger related costs and financing fees	60,707
Merger Agreement [Member]
Sources [Abstract]
Total debt	745,940
Proceeds from Equity Contributions Used to Fund Merger	350,886
Cash Used to Fund Merger	107,602
Sources of Funds for Merger	1,204,428
Uses [Abstract]
Equity purchase price for merger	825,717
Rollover of OpCo Notes and capital lease obligations	300,940
Merger related costs and financing fees	60,707
Cash remaining on balance sheet	17,064
Total uses	1,204,428
Capital Lease Obligations [Member] | Merger Agreement [Member]
Sources [Abstract]
Total debt	940
ABL Facility [Member] | Merger Agreement [Member]
Sources [Abstract]
Total debt	80,000
HoldCo Notes [Member] | Merger Agreement [Member]
Sources [Abstract]
Total debt	365,000
OpCo Notes [Member] | Merger Agreement [Member]
Sources [Abstract]
Total debt	300,000
Payments to Common Stockholders [Member] | Merger Agreement [Member]
Uses [Abstract]
Equity purchase price for merger	790,611
Payments for Outstanding Equity Awards [Member] | Merger Agreement [Member]
Uses [Abstract]
Equity purchase price for merger	$ 35,106

TRANSACTIONS - Calculation of Purchase Price Consideration (Details) (USD $)	Sep. 07, 2012	Dec. 28, 2012 Trademarks [Member]	Sep. 07, 2012 Merger Agreement [Member]
Calculation of Purchase Price Consideration [Abstract]
Total sources	$ 1,204,428,000
Rollover of equity and stock options	30,661,000
Accelerated share-based compensation	13,533,000
Rollover of equity and stock options and accelerated share-based compensation	44,194,000
Rollover of OpCo Notes and capital lease obligations	(300,940,000)
Merger related costs and financing fees	(60,707,000)
Net cash used to fund transaction	(90,538,000)
Merger related costs and financing fees and net cash used to fund transaction	(452,185,000)
Equals purchase price consideration to be allocated	796,437,000
Business Acquisition, Purchase Price Allocation [Abstract]
Cash and cash equivalents	17,064,000
Accounts receivable	157,690,000
Inventories	212,712,000
Prepaid expenses and other current assets	50,301,000
Property and equipment	57,289,000
Other assets	35,863,000
Deferred tax assets	15,094,000
Accounts payable	(97,095,000)
Other short term liabilities	(61,225,000)
OpCo Notes	(322,500,000)
Other long term liabilities	(4,437,000)
Deferred tax liabilities	(181,825,000)
Total net tangible assets and liabilities	(121,069,000)
Fair Value of Identifiable Intangible Assets Acquired [Abstract]
Customer relationships	253,500,000
Trademarks	171,900,000
Goodwill	492,106,000
Total identified intangible assets acquired	917,506,000
Total purchase price	796,437,000
Maximum term from date of merger fair values determined			1 year
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles		$ 1,900,000

TRANSACTIONS - Schedule of Merger Costs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 28, 2012
Business Combination, Separately Recognized Transactions [Line Items]
Merger costs	$ 58,690
Deferred debt financing fees	26,708
Professional Fees [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Merger costs	22,371
Sponsors' Fees [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Merger costs	10,000
Transaction related compensation [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Merger costs	6,833
Other Fees [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Merger costs	1,226
ABL Facility [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Deferred debt financing fees	5,627
OpCo Notes [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Deferred debt financing fees	4,380
HoldCo Notes [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Deferred debt financing fees	16,701
Merger Agreement [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Share-based compensation expense	$ 18,260

TRANSACTIONS - Pro Forma Financial Information (Details) (Merger Agreement [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 28, 2012
Merger Agreement [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Acquisition, Revenue Reported by Acquired Entity for Last Annual Period	$ 1,322,345
Business Acquisition, Net Income (Loss) Reported by Acquired Entity for Last Annual Period	(15,620)
Net sales	1,322,345
Net (loss) income	$ 3,064

ACQUISITIONS (Details) (USD $)	12 Months Ended		1 Months Ended	0 Months Ended			2 Months Ended				4 Months Ended		9 Months Ended	12 Months Ended
	Dec. 28, 2012	Sep. 07, 2012	Dec. 28, 2012 Interline New Jersey [Member] JanPak, Inc. [Member]	Dec. 11, 2012 Interline New Jersey [Member] JanPak, Inc. [Member] Distribution_Center	Jan. 28, 2011 Interline New Jersey [Member] Northern Colorado Paper, Inc. (NCP) [Member]	Oct. 29, 2010 Interline New Jersey [Member] CleanSource, Inc. [Member] Products	Dec. 31, 2010 Interline New Jersey [Member] CleanSource, Inc. [Member]	Dec. 30, 2011 Interline New Jersey [Member] CleanSource, Inc. [Member]	Dec. 11, 2012 Trademarks [Member] Interline New Jersey [Member] JanPak, Inc. [Member]	Dec. 11, 2012 Customer Relationships [Member] Interline New Jersey [Member] JanPak, Inc. [Member]	Dec. 28, 2012 Successor [Member]	Sep. 07, 2012 Successor [Member]	Sep. 07, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 25, 2009 Predecessor [Member]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Payments to Acquire Businesses, Net of Cash Acquired				$ 82,500,000	$ 9,500,000	$ 54,600,000					$ 82,500,000		$ 3,278,000	$ 9,695,000	$ 54,781,000
Merger costs	58,690,000			500,000
Number of Distribution Centers				16
Business Acquisition, Purchase Price Allocation, Goodwill, Expected Tax Deductible Amount				0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Accounts receivable		157,690,000		24,815,000
Inventories		212,712,000		22,033,000
Other current assets				5,014,000
Property and equipment		57,289,000		4,844,000
Goodwill		492,106,000		15,982,000							508,088,000	0	346,025,000	344,478,000	341,168,000	319,006,000
Intangible assets				32,600,000
Other assets		35,863,000		37,000
Total assets acquired				105,325,000
Current liabilities				9,456,000
Other liabilities				13,369,000
Total liabilities assumed				22,825,000
Net assets acquired				82,500,000
Trademarks		171,900,000							13,700,000
Customer relationships		253,500,000								18,900,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life				19 years
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual			10,300,000				18,600,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual			100,000				100,000
Business Acquisition, Contingent Consideration, Potential Cash Payment					300,000	5,500,000
Business Acquisition, Contingent Consideration, Potential Cash Payment Period					2 years	2 years
Number of Products						4,000
Business Acquisition, Contingent Consideration, at Fair Value								3,800,000
Pro Forma Financial Information [Abstract]
Net sales											467,066,000		1,079,640,000	1,465,341,000	1,183,412,000
Net (loss) income											$ (27,924,000)		$ 13,909,000	$ 40,030,000	$ 29,873,000

ACCOUNTS RECEIVABLE (Details) (USD $) In Thousands, unless otherwise specified	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 28, 2012 Successor [Member]	Sep. 07, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]		Dec. 31, 2010 Predecessor [Member]
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	$ 0	$ 6,457	$ 9,088		$ 12,975
Charged to Expense	530	1,285	2,455		5,699
Deductions	(2) [1]	(2,967) [1]	(5,086)	[1]	(9,586)	[1]
Ending Balance	$ 528	$ 4,775	$ 6,457		$ 9,088

[1]	Accounts receivable written-off as uncollectible, net of recoveries.

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 28, 2012 Successor [Member]	Dec. 30, 2011 Predecessor [Member]
Prepaid Expense and Other Assets, Current [Line Items]
Vendor rebates receivable	$ 21,456	$ 16,291
Prepaid insurance	2,961	2,198
Prepaid rent	2,168	1,944
Other	6,878	5,852
Prepaid expenses and other current assets	$ 33,463	$ 26,285

PROPERTY AND EQUIPMENT - Major Classifications (Details) (USD $) In Thousands, unless otherwise specified	Dec. 28, 2012 Successor [Member]	Dec. 28, 2012 Successor [Member] Land	Dec. 28, 2012 Successor [Member] Building	Dec. 28, 2012 Successor [Member] Machinery and equipment	Dec. 28, 2012 Successor [Member] Office furniture and equipment	Dec. 28, 2012 Successor [Member] Vehicles	Dec. 28, 2012 Successor [Member] Leasehold improvements	Dec. 28, 2012 Successor [Member] Construction in Progress	Dec. 30, 2011 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member] Land	Dec. 30, 2011 Predecessor [Member] Building	Dec. 30, 2011 Predecessor [Member] Machinery and equipment	Dec. 30, 2011 Predecessor [Member] Office furniture and equipment	Dec. 30, 2011 Predecessor [Member] Vehicles	Dec. 30, 2011 Predecessor [Member] Leasehold improvements	Dec. 30, 2011 Predecessor [Member] Construction in Progress
Property, Plant and Equipment [Line Items]
Owned, gross	$ 65,607	$ 696	$ 5,859	$ 40,152	$ 5,163	$ 1,295	$ 12,365	$ 77	$ 162,452	$ 400	$ 9,017	$ 116,917	$ 9,112	$ 3,947	$ 22,994	$ 65
Owned - Less: Accumulated depreciation and amortization	(4,577)								(106,096)
Owned, net	61,030								56,356
Capital Leases, gross	2,167	0	0	770	139	1,258	0	0	2,167	0	0	770	139	1,258	0	0
Capital Leases - Less: Accumulated depreciation and amortization	(1,428)								(795)
Capital leases, net	739								1,372
Total, gross	67,774	696	5,859	40,922	5,302	2,553	12,365	77	164,619	400	9,017	117,687	9,251	5,205	22,994	65
Total - Less: Accumulated depreciation and amortization	(6,005)								(106,891)
Total, net	$ 61,769								$ 57,728

PROPERTY AND EQUIPMENT - Depreciation and Amortization Expense (Details) (USD $) In Thousands, unless otherwise specified	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 28, 2012 Successor [Member]	Sep. 07, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 6,117	$ 13,135	$ 17,246	$ 14,703

GOODWILL AND OTHER INTANGIBLES - Changes to Goodwill (Details) (USD $) In Thousands, unless otherwise specified	Sep. 07, 2012	Dec. 28, 2012 Successor [Member]	Dec. 28, 2012 Successor [Member] Interline Brands, Inc. [Member]	Sep. 07, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Goodwill [Roll Forward]
Balance at beginning of period	$ 492,106	$ 0		$ 344,478	$ 341,168	$ 319,006
Acquired goodwill		15,982	492,106	1,547	3,732	22,395
Purchase price adjustments		0		0	(422)	(233)
Balance at end of period	$ 492,106	$ 508,088		$ 346,025	$ 344,478	$ 341,168

GOODWILL AND OTHER INTANGIBLES - Intangible Assets Carrying Amount (Details) (USD $) In Thousands, unless otherwise specified	Dec. 28, 2012 Successor [Member]	Dec. 28, 2012 Successor [Member] Customer Relationships [Member]	Dec. 28, 2012 Successor [Member] Noncompete Agreements [Member]	Dec. 28, 2012 Successor [Member] Trademarks [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member] Trademarks [Member]	Dec. 30, 2011 Predecessor [Member] Customer Relationships [Member]	Dec. 30, 2011 Predecessor [Member] Noncompete Agreements [Member]
Schedule of Finite and Indefinite Lived Intangible Asset By Major Class [Line Items]
Indefinite lived intangible assets (gross and net book value)				$ 185,600
Gross Carrying Amount	484,777	272,400	70		189,712	65,841	110,562	2,902
Accumulated Amortization	7,889	6,701	23		55,335	5,682	45,240	2,855
Net Book Value	476,888	265,699	47		134,377	60,159	65,322	47
Gross Carrying Amount	26,707				10,407
Accumulated Amortization	1,165				1,558
Net Book Value	$ 25,542				$ 8,849

GOODWILL AND OTHER INTANGIBLES - Amortization of Debt Financing Costs and Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 28, 2012 Successor [Member]	Sep. 07, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]		Dec. 31, 2010 Senior Subordinated Notes [Member] Predecessor [Member]
Amortization of Financing Costs and Discounts [Abstract]
Amortization of debt financing costs	$ 1,165	$ 985	$ 1,365	$ 1,056
Write-off of debt financing costs	0	2,214 [1]	0	3,856	[2]
Amortization [Abstract]
Amortization of other intangible assets	$ 6,720	$ 4,572	$ 6,493	$ 5,909
Stated interest rate (as a percent)				8.13%		8.13%

[1]	Related to the extinguishment of the prior asset-based revolving credit facility. See Note 10. Debt for further information.
[2]	Related to the redemption of the 8 1/8% senior subordinated notes. See Note 10. Debt for further information.

GOODWILL AND OTHER INTANGIBLES - Future Estimated Amortization (Details) (USD $) In Thousands, unless otherwise specified	Dec. 28, 2012
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2013	$ 28,258
2014	29,017
2015	31,467
2016	30,900
2017	25,896
Thereafter	$ 120,208

GOODWILL AND OTHER INTANGIBLES - Narrative (Details)	12 Months Ended
	Dec. 28, 2012 Customer Relationships [Member] Minimum [Member]	Dec. 28, 2012 Customer Relationships [Member] Maximum [Member]	Dec. 31, 2010 Predecessor [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible asset useful life (in years)	7 years	19 years
Stated interest rate (as a percent)			8.13%

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 28, 2012 Successor [Member]		Dec. 30, 2011 Predecessor [Member]		Dec. 30, 2011 Vendor Rebates [Member] Predecessor [Member]	Dec. 31, 2010 Vendor Rebates [Member] Predecessor [Member]
Accrued Liabilities and Other Liabilities [Line Items]
Accrued compensation and benefits	$ 20,088		$ 19,033
Purchase card payable(1)	5,207	[1]	7,758	[1]
Accrued sales tax	5,352		4,077
Other	18,731		20,996
Accrued expenses and other current liabilities	49,378		51,864
Vendor rebates receivable	$ 21,456		$ 16,291		$ 500	$ 500

[1]	Purchase card payable is comprised of trade vendor invoices that were paid pursuant to a purchase card agreement with a third-party intermediary. The Company has a purchase card agreement with a third-party intermediary whereby the third-party intermediary pays the trade vendor invoices in accordance with the terms agreed to by the vendor and the Company. The third-party intermediary bills the Company for amounts disbursed on a monthly basis. As a result, there could be an outstanding payable due to the third-party intermediary at any period end. The net activity in purchase card payable is shown as cash flows from financing activities.

DEBT - Outstanding (Details) (USD $)	Sep. 07, 2012 OpCo Notes [Member]	Sep. 07, 2012 HoldCo Notes [Member]	Dec. 28, 2012 Successor [Member]	Dec. 28, 2012 Successor [Member] ABL Facility [Member]	Dec. 28, 2012 Successor [Member] OpCo Notes [Member]	Dec. 28, 2012 Successor [Member] HoldCo Notes [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member] ABL Facility [Member]	Dec. 30, 2011 Predecessor [Member] OpCo Notes [Member]	Dec. 30, 2011 Predecessor [Member] HoldCo Notes [Member]
Debt Instrument [Line Items]
Total long-term debt		$ 365,000,000	$ 813,994,000	$ 127,500,000	$ 321,494,000	$ 365,000,000	$ 300,000,000	$ 0	$ 300,000,000	$ 0
Unamortized premium of debt	$ 22,500,000				$ 21,500,000

DEBT - ABL Facility (Details) (USD $)	Dec. 28, 2012	Sep. 07, 2012 Revolving Credit Facility [Member]	Nov. 30, 2010 Revolving Credit Facility [Member]	Dec. 28, 2012 ABL Facility [Member]	Sep. 07, 2012 ABL Facility [Member]	Dec. 28, 2012 ABL Facility [Member] Book Value of Eligible Accounts Receivable [Member]	Dec. 28, 2012 ABL Facility [Member] Lesser of the Lower of Cost or Marker Value of Eligible Inventory [Member]	Dec. 28, 2012 ABL Facility [Member] Appraised Net Orderly Liquidation Value of Eligible Inventory [Member]	Dec. 28, 2012 ABL Facility [Member] Swingline Loans [Member]	Dec. 28, 2012 ABL Facility [Member] Letter of Credit [Member]	Dec. 28, 2012 ABL Facility [Member] ABR Spread [Member]	Dec. 28, 2012 ABL Facility [Member] Eurodollar Spread [Member]	Dec. 28, 2012 ABL Facility [Member] Category 1 [Member] ABR Spread [Member]	Dec. 28, 2012 ABL Facility [Member] Category 1 [Member] Eurodollar Spread [Member]	Dec. 28, 2012 ABL Facility [Member] Category 2 [Member]	Dec. 28, 2012 ABL Facility [Member] Category 2 [Member] ABR Spread [Member]	Dec. 28, 2012 ABL Facility [Member] Category 2 [Member] Eurodollar Spread [Member]	Dec. 28, 2012 ABL Facility [Member] Category 3 [Member]	Dec. 28, 2012 ABL Facility [Member] Category 3 [Member] ABR Spread [Member]	Dec. 28, 2012 ABL Facility [Member] Category 3 [Member] Eurodollar Spread [Member]	Dec. 28, 2012 ABL Facility [Member] Maximum [Member]	Dec. 28, 2012 ABL Facility [Member] Maximum [Member] Category 2 [Member]	Dec. 28, 2012 ABL Facility [Member] Maximum [Member] Category 3 [Member]	Dec. 28, 2012 ABL Facility [Member] Minimum [Member]	Dec. 28, 2012 ABL Facility [Member] Minimum [Member] Category 1 [Member]	Dec. 28, 2012 ABL Facility [Member] Minimum [Member] Category 2 [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity			$ 225,000,000		$ 275,000,000																	$ 150,000,000	$ 75,000,000		$ 150,000,000	$ 75,000,000
Line of credit facility, sub-limit borrowings				100,000,000					30,000,000	45,000,000
Line of credit facility, maximum sub-limit increments				25,000,000
Terminated Line of Credit Facility, Maximum Borrowing Capacity		225,000,000
Deferred debt financing fees	26,708,000			5,627,000
Borrower Restrictions for Advances Under Credit Facility						85.00%	70.00%	85.00%
Debt Instrument, Description of Variable Rate Basis												LIBOR
Debt Instrument, Basis Spread on Variable Rate				1.75%							0.75%	1.75%
Line of Credit Facility, Interest Rate at Period End													0.50%	1.50%		0.75%	1.75%		1.00%	2.00%
Line of Credit Facility, Interest Rate, Step-Down															0.25%			0.25%
Fixed Charge Ratio Minimum Over Four Fiscal Quarters to Qualify for Step-Down				150.00%
Stated interest rate (as a percent)				3.75%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage																					0.38%			0.25%
Line of Credit Facility, Unused Commitment Fee, Threshold				50.00%
Line of Credit Covenant, Fixed Charge Coverage Ratio Required				1
Line of Credit Covenant, Fixed Charge Coverage Ratio, Threshold Percent				10.00%
Line of Credit Covenant, Fixed Charge Coverage Ratio, Threshold				$ 25,000,000

DEBT - OpCo Notes (Details) (USD $)	Dec. 28, 2012	Sep. 07, 2012 Revolving Credit Facility [Member]	Nov. 30, 2010 Revolving Credit Facility [Member]	Sep. 07, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Nov. 30, 2010 Predecessor [Member] Senior Subordinated Notes [Member]	Dec. 31, 2010 Predecessor [Member] Senior Subordinated Notes [Member]	Dec. 28, 2012 OpCo Notes [Member]	Sep. 07, 2012 OpCo Notes [Member]	Jun. 21, 2012 OpCo Notes [Member]	Nov. 30, 2010 OpCo Notes [Member]	Dec. 28, 2012 OpCo Notes [Member] Prior to November 15, 2013 [Member]
Debt Instrument [Line Items]
Debt												$ 300,000,000
Stated interest rate (as a percent)						8.13%		8.13%			7.50%	7.00%
Line of credit facility, maximum borrowing capacity			225,000,000
Terminated Line of Credit Facility, Maximum Borrowing Capacity		225,000,000
Loss on extinguishment of debt, net				2,214,000	0	11,486,000
Gain (Loss) on Early Extinguishment of Debt, Tender Premiums and Transaction Costs						6,900,000
Gain (Loss) on Early Extinguishment of Debt, Deferred Financing Costs and Original Issue Discount Write Off						4,600,000
Aggregate consent payment											1,500,000
Extinguishment of Debt, Amount							137,300,000
Unamortized premium of debt										22,500,000
Deferred debt financing fees	26,708,000								4,380,000
Unamoritized Capitalized Debt Issuance Costs Allocated to Goodwill										$ 5,700,000
Redemption Option Price of Principal									107.00%				100.00%
Debt Redemption Period Within Closing Date									90 days
Redemption Percentage of Aggregate Principal Amount									65.00%				35.00%

DEBT - HoldCo Notes (Details) (USD $)	Dec. 28, 2012	Dec. 30, 2011	Dec. 28, 2012 OpCo Notes [Member]	Sep. 07, 2012 OpCo Notes [Member]	Jun. 21, 2012 OpCo Notes [Member]	Nov. 30, 2010 OpCo Notes [Member]	Dec. 28, 2012 HoldCo Notes [Member]	Sep. 07, 2012 HoldCo Notes [Member]	Dec. 28, 2012 ABL Facility [Member]	Dec. 28, 2012 Successor [Member]	Dec. 28, 2012 Successor [Member] OpCo Notes [Member]	Dec. 28, 2012 Successor [Member] HoldCo Notes [Member]	Dec. 28, 2012 Successor [Member] ABL Facility [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member] OpCo Notes [Member]	Dec. 30, 2011 Predecessor [Member] HoldCo Notes [Member]	Dec. 30, 2011 Predecessor [Member] ABL Facility [Member]	Dec. 28, 2012 Prior to November 15, 2014 [Member] HoldCo Notes [Member]	Dec. 28, 2012 On or After November 15, 2014 [Member] HoldCo Notes [Member]	Dec. 28, 2012 Interline New Jersey [Member]	Dec. 30, 2011 Interline New Jersey [Member]	Dec. 28, 2012 Rate 1 [Member] HoldCo Notes [Member]	Dec. 28, 2012 Rate 2 [Member] HoldCo Notes [Member]
Debt Instrument [Line Items]
Long-term debt, net of current portion								$ 365,000,000		$ 813,994,000	$ 321,494,000	$ 365,000,000	$ 127,500,000	$ 300,000,000		$ 300,000,000	$ 0	$ 0
Stated interest rate (as a percent)					7.50%	7.00%			3.75%						8.13%								10.00%	10.75%
Deferred debt financing fees	26,708,000		4,380,000				16,701,000		5,627,000
Redemption Option Price of Principal			107.00%																100.00%	110.00%
Redemption Percentage of Aggregate Principal Amount			65.00%																35.00%
Redemption Option, Percent of Aggregate Principal Amount																				65.00%
Redemption Requriement, Minimum Days from Closing							90 days
Line of Credit Facility, Remaining Borrowing Capacity																					113,500,000	177,300,000
Letters of Credit Outstanding, Amount	8,900,000	8,300,000
Unamortized premium of debt				$ 22,500,000							$ 21,500,000

PREFERRED STOCK (Details) (Predecessor [Member], USD $)	Dec. 30, 2011
Predecessor [Member]
Equity [Line Items]
Senior preferred stock, shares authorized (in shares)	20,000,000
Senior preferred stock, par value (in dollars per share)	$ 0.01
Senior preferred stock, shares outstanding (in shares)	0

COMMON STOCK (Details) (USD $)	1 Months Ended	4 Months Ended	5 Months Ended
	Aug. 31, 2011	Dec. 28, 2012	Dec. 30, 2011	Sep. 07, 2012
Class of Stock [Line Items]
Stock Repurchase Program, Authorized Amount	$ 25,000,000
Stock Repurchased During Period, Shares			1,783,822
Payments for Repurchase of Common Stock			$ 25,000,000
Treasury Stock Acquired, Average Cost Per Share			$ 14.01
Stock Available Under Employee Stock Purchase Plan				50,000
Stock Issued During Period, Shares, Employee Stock Purchase Plans		31,819
Stock Price, Employee Stock Purchase Plan, Per Share		$ 255
Merger Agreement [Member]
Class of Stock [Line Items]
Stated share price for merger agreement (in dollars per share)				25.5

SHARE-BASED COMPENSATION - Compensation Cost and Income Tax Benefit (Details) (USD $) In Thousands, unless otherwise specified	4 Months Ended	9 Months Ended	12 Months Ended			4 Months Ended	9 Months Ended
	Dec. 28, 2012 Successor [Member]	Sep. 07, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 28, 2012 Merger Agreement [Member]	Dec. 28, 2012 Merger Agreement [Member] Successor [Member]	Sep. 07, 2012 Merger Agreement [Member] Predecessor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 9,958 [1]	$ 15,169 [1]	$ 5,935	$ 4,533	$ 18,260	$ 7,000 [1]	$ 11,200 [1]
Income tax benefits	$ 3,892	$ 5,955	$ 2,330	$ 1,778

[1]	In connection with the Merger, total share-based compensation of $18.3 million was recognized and included in Merger related expenses in the consolidated statements of operations, $11.2 million of which was recorded in the Predecessor Period, and $7.0 million was recorded in the Successor Period.

SHARE-BASED COMPENSATION - Current Equity Compensation Plan and Merger Related, Narrative (Details) (USD $)	Dec. 31, 2004 Equity Incentive, 2004 Plan [Member]	Dec. 28, 2012 Equity Incentive, 2004 Plan [Member] Stock Options [Member]	Dec. 28, 2012 Stock Option Plan 2012 [Member] Stock Options [Member]	Sep. 07, 2012 Stock Option Plan 2012 [Member] Stock Options [Member]	Dec. 28, 2012 Stock Option Plan 2012 [Member] Performance Shares [Member]	Sep. 07, 2012 Predecessor [Member] Stock Options [Member]		Dec. 30, 2011 Predecessor [Member] Stock Options [Member]	Dec. 31, 2010 Predecessor [Member] Stock Options [Member]	Sep. 07, 2012 Predecessor [Member] Stock Option Plan 2012 [Member] Stock Options [Member]		Dec. 28, 2012 Successor [Member] Stock Option Plan 2012 [Member] Stock Options [Member]		Sep. 07, 2012 Successor [Member] Stock Option Plan 2012 [Member] Stock Options [Member]		Sep. 07, 2012 Merger Agreement [Member] Stock Options [Member]	Dec. 28, 2012 Merger Agreement [Member] Stock Options [Member]	Sep. 07, 2012 Merger Agreement [Member] Successor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	1,175,000			168,845
Grants in period, net			73,954			241,489						147,908
Granted (in shares)					73,954
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			20,937
Share-based Compensation Arrangement by Share-based Payment Award, Annual Vesting Percentage		25.00%	20.00%		20.00%
Share Based Compensation Arrangement, Shares Rolled From Prior Plans to New Plan After Merger, Before Ratio Conversion																508,449
Merger option exchange ratio																1000.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number						3,241,074		3,170,673		50,845	[1]	198,753		50,845	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price						$ 18.36		$ 18				$ 219.72		$ 117.07	[1]	$ 11.71
Share-based compensation outstanding intrinsic value						$ 23,957,000	[2]					$ 7,013,000	[2]					$ 7,000,000	[3]
Issuance of common stock from exercise of stock options (in shares)						156,297		43,962	673,817							2,560,744
Exercises in period, intrinsic value						$ 1,400,000		$ 300,000	$ 2,600,000							$ 16,900,000
Forfeited						1,559										171,881
Outstanding, weighted average remaining contractual term (in years)						2 years 6 months 4 days						8 years					3 years 1 month 13 days

[1]	Represents shares rolled over from the 2004 Plan at a 10:1 ratio.
[2]	The aggregate intrinsic value represents the amount by which the fair value of the underlying stock at period end exceeds the stock option exercise price.
[3]	In connection with the Merger, total share-based compensation of $18.3 million was recognized and included in Merger related expenses in the consolidated statements of operations, $11.2 million of which was recorded in the Predecessor Period, and $7.0 million was recorded in the Successor Period.

SHARE-BASED COMPENSATION - Weighted Average Assumptions, Successor (Details) (Stock Option Plan 2012 [Member], Stock Options [Member], Successor [Member], USD $)	4 Months Ended
Dec. 28, 2012
Stock Option Plan 2012 [Member] | Stock Options [Member] | Successor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price	$ 255
Expected volatility	49.20%
Expected dividends	0.00%
Risk-free interest rate	0.90%
Expected life (in years)	6 years 3 months 18 days
Stock options granted, weighted-average grant date fair value (in dollars per share)	$ 122.07

SHARE-BASED COMPENSATION - Stock Option Activity, Successor (Details) (Stock Option Plan 2012 [Member], Stock Options [Member], USD $) In Thousands, except Share data, unless otherwise specified	4 Months Ended
	Dec. 28, 2012
Shares
Granted	73,954
Successor [Member]
Shares
Outstanding, beginning balance (in shares)	50,845	[1]
Granted	147,908
Outstanding, ending balance (in shares)	198,753
Vested or expected to vest at end of period	182,476
Exercisable at period end	50,845
Weighted- Average Exercise Price
Outstanding, beginning balance, weighted average exercise price (in dollars per share)	117.07	[1]
Granted	255
Outstanding, ending balance, weighted average exercise price (in dollars per share)	219.72
Vested or expected to vest at end of period	216.57
Exercisable at period end	117.07
Weighted-Average Remaining Contractual Term and Aggregate Intrinsic Value
Outstanding, weighted average remaining contractual term (in years)	8 years
Vested or expected to vest at period end	7 years 9 months 18 days
Exercisable at period end	2 years 9 months 18 days
Outstanding	7,013	[2]
Vested or expected to vest at end of period	7,013	[2]
Exercisable at period end	7,013	[2]

[1]	Represents shares rolled over from the 2004 Plan at a 10:1 ratio.
[2]	The aggregate intrinsic value represents the amount by which the fair value of the underlying stock at period end exceeds the stock option exercise price.

SHARE-BASED COMPENSATION - Prior Equity Compensation Plans, Narrative (Details) (USD $)	Jan. 01, 2008 Award Type, All Types Other Than Stock Appreciation Rights and Stock Options [Member]	Jan. 01, 2008 Award Type, Stock Appreciation Rights and Stock Options [Member]	Dec. 25, 2009 Stock Award, 2000 Plan [Member]	Dec. 31, 2000 Stock Award, 2000 Plan [Member]	Dec. 28, 2012 Stock Award, 2000 Plan [Member] Stock Options [Member]	May 31, 2008 Equity Incentive, 2004 Plan [Member]	May 31, 2006 Equity Incentive, 2004 Plan [Member]	Dec. 31, 2004 Equity Incentive, 2004 Plan [Member]	Dec. 28, 2012 Equity Incentive, 2004 Plan [Member] Stock Options [Member]	Sep. 07, 2012 Merger Agreement [Member]	Dec. 28, 2012 Minimum [Member] Equity Incentive, 2004 Plan [Member] Stock Options [Member]	Dec. 28, 2012 Maximum [Member] Equity Incentive, 2004 Plan [Member] Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stated share price for merger agreement (in dollars per share)										$ 25.5
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				6,395				1,175,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			0
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized						3,800,000	2,000,000
Share Based Compensation Arrangement by Share Based Payment Award, Share Limit Ratio	1.8	1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Minimum Value For Exercise Price Per Share, As a Percentage of Market Value					100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Minimum Value For Exercise Price Per Share, Threshold					10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Minimum Value For Exercise Price Per Share, More than 10 Percent Voting Power, As a Percentage of Market Value					110.00%
Share-based Compensation Arrangement by Share-based Payment Award, Annual Vesting Percentage					25.00%				25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					4 years				4 years
Expected life (in years)					10 years						7 years	10 years

SHARE-BASED COMPENSATION - Weighted-Average Assumptions, Predecessor (Details) (Stock Options [Member], Predecessor [Member], USD $)	9 Months Ended	12 Months Ended
	Sep. 07, 2012	Dec. 30, 2011	Dec. 31, 2010
Stock Options [Member] | Predecessor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	43.50%	40.90%	41.50%
Expected dividends	0.00%	0.00%	0.00%
Risk-free interest rate	0.80%	1.80%	2.40%
Expected life (in years)	5 years	5 years	5 years
Stock options granted, weighted-average grant date fair value (in dollars per share)	$ 7.84	$ 14.93	$ 7.21

SHARE-BASED COMPENSATION - Stock Options Activity, Predecessor (Details) (Predecessor [Member], USD $)	9 Months Ended		12 Months Ended
	Sep. 07, 2012		Dec. 30, 2011	Dec. 31, 2010
Share-based Compensation [Abstract]
Proceeds from stock options exercised	$ 2,188,000		$ 656,000	$ 10,764,000
Stock Options [Member]
Shares
Outstanding, beginning balance (in shares)	3,170,673
Granted	241,489
Exercised	156,297		43,962	673,817
Forfeited	1,559
Vested shares expired	13,232
Outstanding, ending balance (in shares)	3,241,074		3,170,673
Vested or expected to vest at end of period	3,193,593
Exercisable at period end	2,521,234
Weighted- Average Exercise Price
Outstanding, beginning balance, weighted average exercise price (in dollars per share)	$ 18
Granted	$ 20.27
Exercised	$ 14
Forfeited	$ 20.13
Vested shares expired	$ 20.21
Outstanding, ending balance, weighted average exercise price (in dollars per share)	$ 18.36		$ 18
Vested or expected to vest at end of period	$ 18.27
Exercisable at period end	$ 18.27
Weighted-Average Remaining Contractual Term and Aggregate Intrinsic Value
Outstanding, weighted average remaining contractual term (in years)	2 years 6 months 4 days
Vested or expected to vest at period end	2 years 6 months 4 days
Exercisable at period end	2 years 6 months 4 days
Outstanding	23,957,000	[1]
Vested or expected to vest at end of period	23,690,000	[1]
Exercisable at period end	19,022,000	[1]
Share-based Compensation [Abstract]
Exercises in period, intrinsic value	1,400,000		300,000	2,600,000
Proceeds from stock options exercised	$ 2,200,000		$ 700,000	$ 10,800,000

[1]	The aggregate intrinsic value represents the amount by which the fair value of the underlying stock at period end exceeds the stock option exercise price.

SHARE-BASED COMPENSATION - Restricted Stock and Restricted Stock Units Terms (Details)	12 Months Ended
Dec. 28, 2012
Term Condition 1 [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Award, Percent Vested, Partial Vesting	50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Term Condition 2 [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Award, Percent Vested, Partial Vesting	50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Term Condition 1 Part 1 [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Award, Percent Vested, Partial Vesting	50.00%
Share Based Award, Term	second grant date
Term Condition 1 Part 2 [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Award, Percent Vested, Partial Vesting	50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Term Condition 2 Part 1 [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Award, Percent Vested, Partial Vesting	50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	2 years
Term Condition 2 Part 2 [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Award, Percent Vested, Partial Vesting	50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Term Condition 3 [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Award, Percent Vested, Partial Vesting	50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Term Condition 4 Part 1 [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Award, Percent Vested, Partial Vesting	50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Term Condition 4 Part 2 [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Award, Percent Vested, Partial Vesting	50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Term Condition 5 Part 1 [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Award, Term	fourth grant date
Average Closing Price Term, Consecutive Period	20,000
Term Condition 5 Part 2 [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Award, Term	fifth grant date
Term Condition 5 Part 3 [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Award, Term	not later than seventh grant date

SHARE-BASED COMPENSATION - Restricted Stock, Restricted Share Units, and Deferred Stock Units, Activity (Details) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended			4 Months Ended
	Sep. 07, 2012 Predecessor [Member] Restricted Stock [Member]	Dec. 30, 2011 Predecessor [Member] Restricted Stock [Member]	Dec. 31, 2010 Predecessor [Member] Restricted Stock [Member]	Sep. 07, 2012 Predecessor [Member] Restricted Stock Units (RSUs) [Member]	Dec. 30, 2011 Predecessor [Member] Restricted Stock Units (RSUs) [Member]	Dec. 31, 2010 Predecessor [Member] Restricted Stock Units (RSUs) [Member]	Sep. 07, 2012 Predecessor [Member] Deferred Stock Units (DSUs) [Member]	Dec. 30, 2011 Predecessor [Member] Deferred Stock Units (DSUs) [Member]	Dec. 31, 2010 Predecessor [Member] Deferred Stock Units (DSUs) [Member]	Sep. 07, 2012 Merger Agreement [Member] Restricted Stock [Member]	Dec. 28, 2012 Merger Agreement [Member] Restricted Stock Units (RSUs) [Member]	Dec. 28, 2012 Merger Agreement [Member] Deferred Stock Units (DSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares)	2,300			630,269			124,019			0	0	0
Granted (in shares)	0			195,342			25,616
Vested (in shares)	2,300			242,736			10,603	0	0
Forfeited (in shares)	0			7,941			0
Outstanding, ending balance (in shares)	0	2,300		574,934	630,269		139,032	124,019		0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-Average Grant Date Fair Value, Outstanding, beginning balance (in dollars per share)	$ 22.27			$ 14.69			$ 19.05
Weighted-Average Grant Date Fair Value, Granted (in dollars per share)	$ 0			$ 20.6			$ 18.61
Weighted-Average Grant Date Fair Value, Vested (in dollars per share)	$ 22.27			$ 10.99			$ 19.1
Weighted-Average Grant Date Fair Value, Forfeited (in dollars per share)	$ 0			$ 20.59			$ 0
Weighted-Average Grant Date Fair Value, Outstanding, ending balance (in dollars per share)	$ 0	$ 22.27		$ 18.18	$ 14.69		$ 18.97	$ 19.05
Share-based Compensation [Abstract]
Vested in period, fair value (less than, amount)	$ 0.1	$ 3.8	$ 0.1	$ 4.7	$ 1.8	$ 0.3	$ 0.2				$ 14.7	$ 3.5

EMPLOYEE BENEFIT PLAN (Details) (USD $)	12 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 28, 2012	Dec. 28, 2012 Successor [Member]	Sep. 07, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Defined Contribution Plans [Line Items]
Defined contribution plan, employer matching contribution (in percent)	25.00%
Defined contribution plan, maximum contribution by employee for match (in percent)	5.00%
Defined contribution plan, maximum employer contribution match per employee	$ 3,125
Company contributions		$ 371,000	$ 819,000	$ 1,120,000	$ 1,006,000

COMMITMENTS AND CONTINGENCIES - Lease Commitments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 28, 2012
Operating
2013	$ 29,120
2014	25,410
2015	21,804
2016	17,045
2017	12,033
Thereafter	13,562
Total payments	118,974
Capital
2013	571
2014	228
2015	0
2016	0
2017	0
Thereafter	0
Total payments	799
Less: Amount representing interest	(52)
Present value of minimum lease payments	747
Less: Current portion	(521)
Long term portion	$ 226

COMMITMENTS AND CONTINGENCIES - Rent Expense (Details) (USD $) In Thousands, unless otherwise specified	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 28, 2012 Successor [Member]	Sep. 07, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Operating Leased Assets [Line Items]
Rent expense	$ 11,655	$ 25,541	$ 35,489	$ 33,183

COMMITMENTS AND CONTINGENCIES - Narrative (Details) (USD $) In Millions, unless otherwise specified	Dec. 28, 2012	Dec. 30, 2011
Loss Contingencies [Line Items]
Contingent liability for outstanding letters of credit	$ 8.9	$ 8.3
Employment Contracts [Member]
Loss Contingencies [Line Items]
Other Commitment	$ 5.4

INTEREST AND OTHER INCOME (Details) (USD $) In Thousands, unless otherwise specified	4 Months Ended			9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Dec. 28, 2012 Successor [Member]	Dec. 28, 2012 Successor [Member] Interest Income [Member]	Dec. 28, 2012 Successor [Member] Other Income [Member]	Sep. 07, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Sep. 07, 2012 Predecessor [Member] Interest Income [Member]	Dec. 30, 2011 Predecessor [Member] Interest Income [Member]	Dec. 31, 2010 Predecessor [Member] Interest Income [Member]	Sep. 07, 2012 Predecessor [Member] Other Income [Member]	Dec. 30, 2011 Predecessor [Member] Other Income [Member]	Dec. 31, 2010 Predecessor [Member] Other Income [Member]
Component of Other Income, Nonoperating [Line Items]
Interest and other income	$ 593	$ 15	$ 578	$ 1,499	$ 1,892	$ 1,762	$ 18	$ 28	$ 138	$ 1,481	$ 1,864	$ 1,624

INCOME TAXES - (Benefit) Provision for Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 28, 2012	Sep. 07, 2012	Dec. 30, 2011	Dec. 31, 2010
Successor [Member]
Current:
Federal	$ (15,232)
State	2,656
Foreign	78
Current income tax (benefit) expense	(12,498)
Deferred:
Federal	4,744
State	(2,749)
Foreign	0
Deferred income tax expense	1,995
Income tax (benefit) expense	(10,503)
Predecessor [Member]
Current:
Federal		3,150	13,816	12,979
State		383	2,042	3,083
Foreign		176	262	263
Current income tax (benefit) expense		3,709	16,120	16,325
Deferred:
Federal		6,842	6,435	2,640
State		833	1,323	141
Foreign		0	(41)	(277)
Deferred income tax expense		7,675	7,717	2,504
Income tax (benefit) expense	$ (10,503)	$ 11,384	$ 23,837	$ 18,829

INCOME TAXES - Foreign Earnings (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 28, 2012
Income Tax Disclosure [Abstract]
Undistributed earnings of foreign subsidiaries	$ 14.7
Foreign tax credits	$ 0.6

INCOME TAXES - Components of Income Before Taxes (Details) (USD $) In Thousands, unless otherwise specified	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 28, 2012	Sep. 07, 2012	Dec. 30, 2011	Dec. 31, 2010
Successor [Member]
Income Tax Disclosure [Line Items]
United States	$ (39,202)
Foreign	255
Total	(38,947)
Predecessor [Member]
Income Tax Disclosure [Line Items]
United States		23,581	60,863	46,711
Foreign		627	648	39
Total	$ (38,947)	$ 24,208	$ 61,511	$ 46,750

INCOME TAXES - Reconciliation (Details)	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 28, 2012 Successor [Member]	Sep. 07, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Income Tax Disclosure [Line Items]
Federal statutory tax rate	35.00%	35.00%	35.00%	35.00%
State and local income taxes, net of Federal benefit	2.64%	5.02%	4.31%	4.24%
Foreign income taxes	0.03%	0.73%	(0.01%)	(0.06%)
Merger related expenses	(10.39%)	5.73%	0.00%	0.00%
Nondeductible expenses and other	(0.31%)	0.55%	(0.55%)	1.10%
Effective Income Tax Rate, Continuing Operations	26.97%	47.03%	38.75%	40.28%

INCOME TAXES - Deferred Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	Dec. 28, 2012 Successor [Member]	Dec. 30, 2011 Predecessor [Member]
Deferred tax assets:
Inventories	$ 7,103	$ 8,105
Share-based compensation	4,362	6,262
Net operating loss and tax credit carryforwards	2,720	592
Accrued workers compensation	2,137	1,838
Accrued bonus	1,637	1,387
Lease incentive obligation	1,531	1,823
Accrued vacation	1,280	1,228
Allowance for doubtful accounts	873	479
Deferred rent	128	1,471
Closing costs accrual	0	28
Other	848	723
Total deferred tax assets	22,619	23,936
Deferred tax liabilities:
Intangibles	(173,204)	(42,748)
Depreciation	(11,668)	(13,573)
Fair value premium on OpCo Notes	(8,323)	0
Other	(2,689)	(2,653)
Total deferred tax liabilities	(195,884)	(58,974)
Net deferred tax liabilities	$ (173,265)	$ (35,038)

INCOME TAXES - Unrecognized Tax Benefits (Details) (USD $)	12 Months Ended	4 Months Ended
	Dec. 28, 2012	Dec. 28, 2012 Successor [Member]
Income Tax Disclosure [Line Items]
Balance at September 8, 2012		$ 152,000
Increases related to prior year tax positions		817,000
Increases related to current year tax positions		566,000
Balance at December 28, 2012		1,535,000
Unrecognized tax benefits, interest expense	$ 100,000

GUARANTOR SUBSIDIARIES - Narrative (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	4 Months Ended
	Sep. 07, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Sep. 07, 2012 Predecessor [Member] Guarantor Subsidiaries	Dec. 30, 2011 Predecessor [Member] Guarantor Subsidiaries	Sep. 07, 2012 Predecessor [Member] Parent Company (Guarantor)	Dec. 30, 2011 Predecessor [Member] Parent Company (Guarantor)	Dec. 28, 2012 Successor [Member]	Dec. 28, 2012 Successor [Member] Guarantor Subsidiaries	Dec. 28, 2012 Successor [Member] Parent Company (Guarantor)	Dec. 28, 2012 Guarantor Subsidiaries Interline New Jersey [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary Percentage Ownership											100.00%
Dividends received from subsidiary issuer	$ 0	$ 0		$ 0	$ 0	$ 1,450	$ 26,178	$ 0	$ 0	$ 162,262
Stated interest rate (as a percent)			8.13%

GUARANTOR SUBSIDIARIES - Condensed Consolidating Balance Sheet (Details) (USD $) In Thousands, unless otherwise specified	Dec. 28, 2012	Sep. 07, 2012	Sep. 07, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 25, 2009 Predecessor [Member]	Sep. 07, 2012 Predecessor [Member] Parent Company (Guarantor)	Dec. 30, 2011 Predecessor [Member] Parent Company (Guarantor)	Dec. 31, 2010 Predecessor [Member] Parent Company (Guarantor)	Dec. 25, 2009 Predecessor [Member] Parent Company (Guarantor)	Sep. 07, 2012 Predecessor [Member] Subsidiary Issuer	Dec. 30, 2011 Predecessor [Member] Subsidiary Issuer	Dec. 31, 2010 Predecessor [Member] Subsidiary Issuer	Dec. 25, 2009 Predecessor [Member] Subsidiary Issuer	Sep. 07, 2012 Predecessor [Member] Guarantor Subsidiaries	Dec. 30, 2011 Predecessor [Member] Guarantor Subsidiaries	Dec. 31, 2010 Predecessor [Member] Guarantor Subsidiaries	Dec. 25, 2009 Predecessor [Member] Guarantor Subsidiaries	Sep. 07, 2012 Predecessor [Member] Consolidating Adjustments	Dec. 30, 2011 Predecessor [Member] Consolidating Adjustments	Dec. 31, 2010 Predecessor [Member] Consolidating Adjustments	Dec. 25, 2009 Predecessor [Member] Consolidating Adjustments	Dec. 28, 2012 Successor [Member]	Sep. 07, 2012 Successor [Member]	Dec. 28, 2012 Successor [Member] Parent Company (Guarantor)	Sep. 07, 2012 Successor [Member] Parent Company (Guarantor)	Dec. 28, 2012 Successor [Member] Subsidiary Issuer	Sep. 07, 2012 Successor [Member] Subsidiary Issuer	Dec. 28, 2012 Successor [Member] Guarantor Subsidiaries	Sep. 07, 2012 Successor [Member] Guarantor Subsidiaries	Dec. 28, 2012 Successor [Member] Consolidating Adjustments	Sep. 07, 2012 Successor [Member] Consolidating Adjustments
Current Assets:
Cash and cash equivalents			$ 107,602	$ 97,099	$ 86,981	$ 99,223	$ 0	$ 0	$ 0	$ 0	$ 107,527	$ 97,061	$ 86,919	$ 99,170	$ 75	$ 38	$ 62	$ 53	$ 0	$ 0	$ 0	$ 0	$ 17,505	$ 107,602	$ 1,455	$ 0	$ 13,803	$ 107,527	$ 2,247	$ 75	$ 0	$ 0
Accounts receivable - trade, net				128,383				0				128,383				0				0			157,537		0		134,269		23,268		0
Inventories				221,225				0				221,225				0				0			251,124		0		225,829		25,295		0
Intercompany receivable				0				0				0				158,003				(158,003)			0		18,384		4,878		0		(23,262)
Other current assets				44,146				0				45,764				5				(1,623)			66,859		37,635		24,297		5,097		(170)
Total current assets				490,853				0				492,433				158,046				(159,626)			493,025		57,474		403,076		55,907		(23,432)
Property and equipment, net				57,728				0				57,728				0				0			61,769		0		56,926		4,843		0
Goodwill		492,106	346,025	344,478	341,168	319,006		0				344,478				0				0			508,088	0	0		346,025		15,982		146,081
Other intangible assets, net				134,377				0				134,377				0				0			476,888		16,070		135,038		32,600		293,180
Investment in subsidiaries				0				514,445				163,147				0				(677,592)			0		812,059		99,321		0		(911,380)
Other assets				9,022				0				2,298				6,724				0			9,586		0		2,174		7,412		0
Total assets				1,036,458				514,445				1,194,461				164,770				(837,218)			1,549,356		885,603		1,042,560		116,744		(495,551)
Current Liabilities:
Accounts payable				109,438				0				109,438				0				0			113,603		0		106,051		7,552		0
Accrued expenses and other current liabilities				54,797				0				54,797				1,623				(1,623)			67,608		33,999		32,408		4,852		(3,651)
Intercompany payable				0				0				158,003				0				(158,003)			0		0		18,384		4,878		(23,262)
Current portion of capital leases	521			669				0				669				0				0			521		0		521		0		0
Total current liabilities				164,904				0				322,907				1,623				(159,626)			181,732		33,999		157,364		17,282		(26,913)
Long-Term Liabilities:
Long-term debt and capital leases, net of current portion				300,726				0				300,726				0				0			814,220		365,000		427,726		0		21,494
Other liabilities				56,383				0				56,383				0				0			195,934		129,134		69,011		141		(2,352)
Total liabilities				522,013				0				680,016				1,623				(159,626)			1,191,886		528,133		654,101		17,423		(7,771)
Senior preferred stock				0				0				999,139				0				(999,139)			0
Stockholders' equity (deficit)			547,772	514,445	496,232	451,735		514,445				(484,694)				163,147				321,547			357,470		357,470		388,459		99,321		(487,780)
Total liabilities and stockholders' equity				$ 1,036,458				$ 514,445				$ 1,194,461				$ 164,770				$ (837,218)			$ 1,549,356		$ 885,603		$ 1,042,560		$ 116,744		$ (495,551)

GUARANTOR SUBSIDIARIES - Condensed Consolidating Statement of Operations And Comprehensive (Loss) Income (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended	4 Months Ended	2 Months Ended	3 Months Ended						4 Months Ended	9 Months Ended	12 Months Ended		4 Months Ended	9 Months Ended	12 Months Ended		4 Months Ended	9 Months Ended	12 Months Ended		4 Months Ended		9 Months Ended		12 Months Ended				4 Months Ended	9 Months Ended	12 Months Ended
	Sep. 28, 2012 Successor [Member]	Dec. 28, 2012 Successor [Member]	Dec. 28, 2012 Successor [Member]	Sep. 07, 2012 Predecessor [Member]	Jun. 29, 2012 Predecessor [Member]	Mar. 23, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Jul. 01, 2011 Predecessor [Member]	Apr. 01, 2011 Predecessor [Member]	Dec. 28, 2012 Predecessor [Member]	Sep. 07, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 28, 2012 Predecessor [Member] Parent Company (Guarantor)	Sep. 07, 2012 Predecessor [Member] Parent Company (Guarantor)	Dec. 30, 2011 Predecessor [Member] Parent Company (Guarantor)	Dec. 31, 2010 Predecessor [Member] Parent Company (Guarantor)	Dec. 28, 2012 Predecessor [Member] Subsidiary Issuer	Sep. 07, 2012 Predecessor [Member] Subsidiary Issuer	Dec. 30, 2011 Predecessor [Member] Subsidiary Issuer	Dec. 31, 2010 Predecessor [Member] Subsidiary Issuer	Dec. 28, 2012 Predecessor [Member] Guarantor Subsidiaries		Sep. 07, 2012 Predecessor [Member] Guarantor Subsidiaries		Dec. 30, 2011 Predecessor [Member] Guarantor Subsidiaries		Dec. 31, 2010 Predecessor [Member] Guarantor Subsidiaries		Dec. 28, 2012 Predecessor [Member] Consolidating Adjustments	Sep. 07, 2012 Predecessor [Member] Consolidating Adjustments	Dec. 30, 2011 Predecessor [Member] Consolidating Adjustments	Dec. 31, 2010 Predecessor [Member] Consolidating Adjustments
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Net sales	$ 80,901	$ 323,692	$ 404,593	$ 269,349	$ 334,821	$ 313,582	$ 303,039	$ 331,349	$ 317,679	$ 297,417	$ 404,593	$ 917,752	$ 1,249,484	$ 1,086,989	$ 0	$ 0	$ 0	$ 0	$ 394,322	$ 917,752	$ 1,249,484	$ 1,086,989	$ 10,271		$ 0		$ 0		$ 0		$ 0	$ 0	$ 0	$ 0
Cost of sales			256,349								256,349	584,033	787,017	672,745	0	0	0	0	248,666	584,033	787,017	672,745	7,683	[1]	0	[1]	0	[1]	0	[1]	0	0	0	0
Gross profit	30,300	117,944	148,244	97,055	121,053	115,611	113,051	122,341	116,134	110,941	148,244	333,719	462,467	414,244	0	0	0	0	145,656	333,719	462,467	414,244	2,588	[1]	0	[1]	0	[1]	0	[1]	0	0	0	0
Operating Expenses:
Selling, general and administrative expenses			115,533								115,533	255,409	354,754	318,820	19	0	0	0	118,765	269,138	373,719	334,827	2,379	[1]	13	[1]	55	[1]	30	[1]	(5,630)	(13,742)	(19,020)	(16,037)
Depreciation and amortization			12,837								12,837	17,707	23,739	20,240	0	0	0	0	8,089	17,707	23,739	20,240	11		0	[1]	0	[1]	0	[1]	4,737	0	0	0
Merger related expenses			39,641								39,641	19,049	0	0	27,900	0			11,741	19,049			0	[1]	0	[1]					0	0
Other operating income											0	0	0	0	0	0	0	0	0	0	0	0	(5,909)	[1]	(13,742)	[1]	(19,020)	[1]	(16,037)	[1]	5,909	13,742	19,020	16,037
Operating (loss) income			(19,767)								(19,767)	41,554	83,974	75,184	(27,919)	0	0	0	7,061	27,825	65,009	59,177	6,107	[1]	13,729	[1]	18,965	[1]	16,007	[1]	(5,016)	0	0	0
Equity earnings of subsidiaries											0	0	0	0	(20)	(12,824)	(37,674)	(27,921)	(4,686)	(10,881)	(14,923)	(12,868)	0		0		0	[1]	0	[1]	4,706	23,705	52,597	40,789
Loss on extinguishment of debt, net			0									(2,214)	0	(11,486)		0		0		(2,214)		(11,486)			0	[1]			0	[1]		0		0
Interest and other (expense) income, net											(19,180)	(15,132)	(22,463)	(16,948)	(12,089)	0	0	0	(9,394)	(17,610)	(25,710)	(19,973)	1,070	[1]	2,478	[1]	3,247	[1]	3,025	[1]	1,233	0	0	0
Total			(38,947)								(38,947)	24,208	61,511	46,750	(39,988)	12,824	37,674	27,921	2,353	18,882	54,222	40,586	7,177	[1]	16,207	[1]	22,212	[1]	19,032	[1]	(8,489)	(23,705)	(52,597)	(40,789)
Income tax (benefit) provision			(10,503)								(10,503)	11,384	23,837	18,829	(11,544)	0	0	0	(1,450)	6,058	16,548	12,665	2,491	[1]	5,326	[1]	7,289	[1]	6,164	[1]	0	0	0	0
Net (loss) income											(28,444)	12,824	37,674	27,921	(28,444)	12,824	37,674	27,921	3,803	12,824	37,674	27,921	4,686	[1]	10,881	[1]	14,923	[1]	12,868	[1]	(8,489)	(23,705)	(52,597)	(40,789)
Preferred stock dividends												0	0	0		0	0	0		(70,965)	(128,125)	(113,659)			0	[1]	0	[1]	0	[1]		70,965	128,125	113,659
Net income (loss) attributable to common stockholders	(24,714)	(3,730)	(28,444)	(3,662)	9,021	7,465	8,553	12,382	9,856	6,883		12,824	37,674	27,921		12,824	37,674	27,921		(58,141)	(90,451)	(85,738)			10,881	[1]	14,923	[1]	12,868	[1]		47,260	75,528	72,870
Other comprehensive loss			(33)								(33)	303	(177)	382	(33)	303	(177)	382	(33)	303	(177)	382	0	[1]	0	[1]	0	[1]	0	[1]	33	(303)	177	(382)
Comprehensive (loss) income			$ (28,477)								$ (28,477)	$ 13,127	$ 37,497	$ 28,303	$ (28,477)	$ 13,127	$ 37,497	$ 28,303	$ 3,770	$ (57,838)	$ (90,628)	$ (85,356)	$ 4,686	[1]	$ 10,881	[1]	$ 14,923	[1]	$ 12,868	[1]	$ (8,456)	$ 46,957	$ 75,705	$ 72,488

[1]	The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Guarantor Subsidiaries; therefore, the results for the Guarantor Subsidiaries do not reflect any such allocation.

GUARANTOR SUBSIDIARIES - Condensed Consolidating Statement of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	4 Months Ended					9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Dec. 28, 2012 Successor [Member]	Dec. 28, 2012 Successor [Member] Parent Company (Guarantor)	Dec. 28, 2012 Successor [Member] Subsidiary Issuer	Dec. 28, 2012 Successor [Member] Guarantor Subsidiaries	Dec. 28, 2012 Successor [Member] Consolidating Adjustments	Sep. 07, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Sep. 07, 2012 Predecessor [Member] Parent Company (Guarantor)	Dec. 30, 2011 Predecessor [Member] Parent Company (Guarantor)	Dec. 31, 2010 Predecessor [Member] Parent Company (Guarantor)	Sep. 07, 2012 Predecessor [Member] Subsidiary Issuer	Dec. 30, 2011 Predecessor [Member] Subsidiary Issuer	Dec. 31, 2010 Predecessor [Member] Subsidiary Issuer	Sep. 07, 2012 Predecessor [Member] Guarantor Subsidiaries	Dec. 30, 2011 Predecessor [Member] Guarantor Subsidiaries	Dec. 31, 2010 Predecessor [Member] Guarantor Subsidiaries	Sep. 07, 2012 Predecessor [Member] Consolidating Adjustments	Dec. 30, 2011 Predecessor [Member] Consolidating Adjustments	Dec. 31, 2010 Predecessor [Member] Consolidating Adjustments
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Net cash provided by (used in) operating activities	$ 4,350	$ (24,005)	$ 25,998	$ 2,357	$ 0	$ 24,954	$ 72,868	$ 60,760	$ 0	$ 0	$ 0	$ 24,917	$ 72,944	$ 60,882	$ 37	$ (76)	$ (122)	$ 0	$ 0	$ 0
Cash Flows from Investing Activities:
Acquisition of Interline Brands, Inc.	(825,717)	(825,717)	0	0	0	0	0	0
Purchases of property and equipment, net	(5,748)	0	(5,748)	0	0	(11,966)	(19,371)	(17,729)	0	0	0	(11,966)	(19,371)	(17,729)	0	0	0	0	0	0
Purchase of short-term investments	0					0	0	(2,955)			0			(2,955)			0			0
Proceeds from sales and maturities of short-term investments	0					0	100	4,334		0	0		100	4,334		0	0		0	0
Purchase of businesses, net of cash acquired	(82,500)	0	(82,500)	0	0	(3,278)	(9,695)	(54,781)		0	0		(9,695)	(54,781)		0	0		0	0
Dividends received from subsidiary issuer	0	162,262	0	0	(162,262)	0	0		1,450	26,178		0	0		0	0		(1,450)	(26,178)
Other						(3,278)	0	0	0	0	0	(3,278)	(52)	(131)	0	0	0	0	52	131
Net cash provided by (used in) investing activities	(913,965)	(663,455)	(88,248)	0	(162,262)	(15,244)	(28,966)	(71,131)	1,450	26,178	0	(15,244)	(29,018)	(71,262)	0	0	0	(1,450)	(26,126)	131
Cash Flows from Financing Activities:
Proceeds from equity contributions, net	350,886	350,886	0	0	0	0	0	0
Increase (decrease) in purchase card payable, net	1,289	0	1,289	0	0	(3,840)	5,536	(3,471)	0	0	0	(3,840)	5,536	(3,471)	0	0	0	0	0	0
Repayment of debt and capital lease obligations							(645)	(156,167)		0	0		(645)	(156,167)		0	0		0	0
Repayment of 8 1/8% senior subordinated notes	0					0	(13,358)	(137,323)		0	0		(13,358)	(137,323)		0	0		0	0
Proceeds from issuance of HoldCo Notes	365,000	365,000	0	0	0	0	0	0
Proceeds from ABL Facility	217,500	0	217,500	0	0	0	0	0
Repayments on ABL Facility	(90,000)	0	(90,000)	0	0	0	0	0
Payment of tender premiums and expenses	0					0	0	(6,338)			0			(6,338)			0			0
Proceeds from issuance of OpCo Notes	0					0	0	300,000			0			300,000			0			0
Payment of debt issuance costs	(26,353)	(16,701)	(9,652)	0	0	(355)	(29)	(10,378)	0	0	0	(355)	(29)	(10,378)	0	0	0	0	0	0
Payments on capital lease obligations	(193)	0	(193)	0	0	(456)	(645)	(352)	0			(456)			0			0
Proceeds from issuance of common stock	1,454	1,454	0	0	0	0	0	0
Purchases of treasury stock	0					(1,450)	(26,178)	(97)	(1,450)	(26,178)		0	0		0	0		0	0
Dividends paid to parent company	0	0	(162,262)	0	162,262	0	0		0	0		(1,450)	(26,178)		0	0		1,450	26,178
Intercompany activity	0	(11,724)	11,909	(185)	0
Other						6,761	959	11,661	0	0	0	6,761	959	11,661	0	52	131	0	(52)	(131)
Net cash provided by (used in) financing activities	819,583	688,915	(31,409)	(185)	162,262	660	(33,715)	(2,016)	(1,450)	(26,178)	0	660	(33,715)	(2,016)	0	52	131	1,450	26,126	(131)
Effect of exchange rate changes on cash and cash equivalents	(65)	0	(65)	0	0	133	(69)	145	0	0	0	133	(69)	145	0	0	0	0	0	0
Net (decrease) increase in cash and cash equivalents	(90,097)	1,455	(93,724)	2,172	0	10,503	10,118	(12,242)	0	0	0	10,466	10,142	(12,251)	37	(24)	9	0	0	0
Cash and cash equivalents at beginning of period	107,602	0	107,527	75	0	97,099	86,981	99,223	0	0	0	97,061	86,919	99,170	38	62	53	0	0	0
Cash and cash equivalents at end of period	$ 17,505	$ 1,455	$ 13,803	$ 2,247	$ 0	$ 107,602	$ 97,099	$ 86,981	$ 0	$ 0	$ 0	$ 107,527	$ 97,061	$ 86,919	$ 75	$ 38	$ 62	$ 0	$ 0	$ 0

QUARTERLY RESULTS OF OPERATIONS (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended	4 Months Ended	2 Months Ended	3 Months Ended						4 Months Ended	9 Months Ended	12 Months Ended
	Sep. 28, 2012 Successor [Member]	Dec. 28, 2012 Successor [Member]	Dec. 28, 2012 Successor [Member]	Sep. 07, 2012 Predecessor [Member]	Jun. 29, 2012 Predecessor [Member]	Mar. 23, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Jul. 01, 2011 Predecessor [Member]	Apr. 01, 2011 Predecessor [Member]	Dec. 28, 2012 Predecessor [Member]	Sep. 07, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Interim Reporting [Line Items]
Net sales	$ 80,901	$ 323,692	$ 404,593	$ 269,349	$ 334,821	$ 313,582	$ 303,039	$ 331,349	$ 317,679	$ 297,417	$ 404,593	$ 917,752	$ 1,249,484	$ 1,086,989
Gross profit	30,300	117,944	148,244	97,055	121,053	115,611	113,051	122,341	116,134	110,941	148,244	333,719	462,467	414,244
Net income (loss) attributable to common stockholders	$ (24,714)	$ (3,730)	$ (28,444)	$ (3,662)	$ 9,021	$ 7,465	$ 8,553	$ 12,382	$ 9,856	$ 6,883		$ 12,824	$ 37,674	$ 27,921